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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08786


                       Pioneer Variable Contracts Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

At the date of filing there are no shareholders and no assets in Pioneer America Income VCT Portfolio. The Portfolio merged into another Pioneer fund on November 9,2007.

At the date of filing there are no shareholders and no assets in Pioneer Equity Opportunity VCT Portfolio. The Portfolio liquidated on November 9,2007.

At the date of filing there are no shareholders and no assets in Pioneer Core Bond VCT Portfolio. The Portfolio liquidated on November 9,2007.

At the date of filing there are no shareholders and no assets in Pioneer Small & Mid Cap Growth VCT Portfolio. The Portfolio liquidated on
November 9,2007.

At the date of filing there are no shareholders and no assets in Pioneer Value VCT Portfolio. The Portfolio merged into another Pioneer fund on November 9,2007.

ITEM 1. Schedule of Investments.

         Pioneer America Income VCT Portfolio
         Schedule of Investments  9/30/2007 (unaudited)

Shares                                                           Value

         ASSET BACKED SECURITIES - 0.6 %
         Utilities - 0.6 %
         Independent Power Producer & Energy Traders - 0.6 %
205,552  New Valley Generation I, 7.299%, 3/15/19              $ 224,623
         Total Utilities                                       $ 224,623
         TOTAL ASSET BACKED SECURITIES                         $ 224,623
         (Cost  $229,705)

         COLLATERALIZED MORTGAGE OBLIGATIONS - 8.6 %
         Government - 8.6 %
1,600,000Fannie Mae- Aces, 4.92%, 7/25/20                      $1,577,273
1,184,803Fannie Mae- Aces, 6.3%, 4/25/19                        1,235,450
80,602   Federal Home Loan Bank, 5.0%, 1/15/16                    80,444
89,678   Federal Home Loan Mortgage Corp., 4.5%, 4/15/13          89,481
150,000  Freddie Mac, 3.8%, 1/15/18                              140,650
350,000  Freddie Mac, 5.5%, 7/15/28                              351,233
                                                               $3,474,531
         TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS             $3,474,531
         (Cost  $3,500,446)

         CORPORATE BONDS - 3.1 %
         Banks - 1.2 %
         Diversified Banks - 1.2 %
500,000  Farmer Mac GTD, 5.125%, 4/19/17 (144A)                $ 500,150
         Total Banks                                           $ 500,150
         Diversified Financials - 1.9 %
         Other Diversified Financial Services - 0.6 %
250,000  Aid-Egypt, 4.45%, 9/15/15                             $ 242,500
         Specialized Finance - 1.3 %
250,000  Private Export Funding, 3.375%, 2/15/09               $ 246,485
250,000  Private Export Funding, 6.07%, 4/30/11                  262,844
                                                               $ 509,329
         Total Diversified Financials                          $ 751,829
         TOTAL CORPORATE BONDS                                 $1,251,979
         (Cost  $1,244,875)

         U.S. GOVERNMENT AGENCY OBLIGATIONS - 86.6 %
164,746  Fannie Mae, 5.5%, 6/1/23                                163,033
260,000  Federal Farm Credit Bank, 3.375%, 3/16/09               255,988
250,000  Federal Farm Credit Bank, 4.45%, 6/1/15                 243,167
400,000  Federal Farm Credit Bank, 4.9%, 3/17/14                 394,674
250,000  Federal Farm Credit Bank, 5.0%, 10/23/09                252,939
100,000  Federal Farm Credit Bank, 5.3%, 9/28/15                  99,088
100,000  Federal Farm Credit Bank, 5.88%, 9/8/08                 101,140
250,000  Federal Home Loan Bank, 4.0%, 2/12/10                   247,547
250,000  Federal Home Loan Bank, 4.25%, 10/10/08                 249,302
250,000  Federal Home Loan Bank, 4.25%, 2/16/10                  249,035
300,000  Federal Home Loan Bank, 4.43%, 4/7/08                   299,325
500,000  Federal Home Loan Bank, 4.75%, 12/10/10                 503,824
200,000  Federal Home Loan Bank, 5.3%, 10/23/08                  200,090
100,000  Federal Home Loan Bank, 5.375%, 5/18/16                 102,917
26,999   Federal Home Loan Corp., 6.5%, 2/1/32                    27,668
22,327   Federal Home Loan Corp., 7.0%, 3/1/32                    23,274
22,501   Federal Home Loan Corp., 7.0%, 4/1/32                    23,399
300,000  Federal Home Loan Mortgage Corp., 5.0%, 9/1/22          294,054
200,056  Federal Home Loan Mortgage Corp., 5.0%, 3/1/36          190,884
192,289  Federal Home Loan Mortgage Corp., 5.5%, 9/1/34          188,678
176,051  Federal Home Loan Mortgage Corp., 5.5%, 12/1/34         172,745
254,279  Federal Home Loan Mortgage Corp., 5.5%, 1/1/36          249,293
962,376  Federal Home Loan Mortgage Corp., 5.5%, 1/1/37          942,470
488,357  Federal Home Loan Mortgage Corp., 5.5%, 3/1/37          478,192
51,364   Federal Home Loan Mortgage Corp., 6.0%, 10/1/32          51,653
98,538   Federal Home Loan Mortgage Corp., 6.0%, 11/1/32          99,093
264,974  Federal Home Loan Mortgage Corp., 6.0%, 11/1/32         266,465
25,304   Federal Home Loan Mortgage Corp., 6.0%, 12/1/32          25,447
103,989  Federal Home Loan Mortgage Corp., 6.0%, 12/1/32         104,574
143,962  Federal Home Loan Mortgage Corp., 6.0%, 2/1/33          144,772
670,749  Federal Home Loan Mortgage Corp., 6.0%, 3/1/33          673,930
34,598   Federal Home Loan Mortgage Corp., 6.5%, 3/1/11           35,323
37,977   Federal Home Loan Mortgage Corp., 6.5%, 1/1/29           39,002
76,270   Federal Home Loan Mortgage Corp., 6.5%, 10/1/31          78,160
20,795   Federal Home Loan Mortgage Corp., 6.5%, 4/1/31           21,311
7,061    Federal Home Loan Mortgage Corp., 6.5%, 3/1/32            7,229
147,770  Federal Home Loan Mortgage Corp., 6.5%, 4/1/32          151,288
49,574   Federal Home Loan Mortgage Corp., 6.5%, 7/1/32           50,754
350,000  Federal Home Loan Mortgage Corp., 6.5%, 10/1/37         356,234
2,558    Federal Home Loan Mortgage Corp., 7.0%, 4/1/30            2,660
11,939   Federal Home Loan Mortgage Corp., 7.0%, 2/1/31           12,416
1,337    Federal Home Loan Mortgage Corp., 7.0%, 7/1/31            1,392
157,821  Federal Home Loan Mortgage Corp., 7.0%, 10/1/46         163,298
22,238   Federal Home Loan Mortgage Corp., 7.5%, 8/1/31           23,242
181,064  Federal National Mortgage Association, 4.5%, 4/1/19     174,508
42,241   Federal National Mortgage Association, 5.0%, 3/1/09      42,200
157,350  Federal National Mortgage Association, 5.0%, 7/1/19     154,518
364,557  Federal National Mortgage Association, 5.0%, 10/1/21    357,424
92,330   Federal National Mortgage Association, 5.0%, 12/1/35     88,215
250,000  Federal National Mortgage Association, 5.4%, 4/2/12     251,080
557,120  Federal National Mortgage Association, 5.448%, 8/1/36   559,515
194,491  Federal National Mortgage Association, 5.5%, 3/1/18     194,650
266,547  Federal National Mortgage Association, 5.5%, 4/1/18     266,836
237,167  Federal National Mortgage Association, 5.5%, 11/1/23    234,702
155,612  Federal National Mortgage Association, 5.5%, 3/1/24     153,868
53,133   Federal National Mortgage Association, 5.5%, 2/1/33      52,010
120,151  Federal National Mortgage Association, 5.5%, 6/1/33     120,758
245,055  Federal National Mortgage Association, 5.5%, 9/1/33     240,713
300,272  Federal National Mortgage Association, 5.5%, 11/1/33    294,952
191,953  Federal National Mortgage Association, 5.5%, 3/1/34     188,401
151,235  Federal National Mortgage Association, 5.5%, 12/1/34    148,436
47,700   Federal National Mortgage Association, 5.72%, 2/1/29     47,825
141,647  Federal National Mortgage Association, 5.9% 7/1/28      143,022
90,283   Federal National Mortgage Association, 6.0%, 12/1/11     91,334
300,000  Federal National Mortgage Association, 6.0%, 8/27/12    300,741
29,604   Federal National Mortgage Association, 6.0%, 12/1/31     29,817
30,314   Federal National Mortgage Association, 6.0%, 10/1/32     30,492
45,305   Federal National Mortgage Association, 6.0%, 11/1/32     45,572
77,854   Federal National Mortgage Association, 6.0%, 11/1/32     78,312
180,301  Federal National Mortgage Association, 6.0%, 11/1/32    181,362
89,395   Federal National Mortgage Association, 6.0%, 4/1/33      89,921
62,313   Federal National Mortgage Association, 6.0%, 6/1/33      62,627
116,621  Federal National Mortgage Association, 6.0%, 7/1/34     117,048
96,101   Federal National Mortgage Association, 6.0%, 9/1/34      96,452
235,815  Federal National Mortgage Association, 6.0%, 7/1/36     236,208
250,000  Federal National Mortgage Association, 6.07%, 5/12/16   252,078
26,473   Federal National Mortgage Association, 6.5%, 7/1/21      27,204
45,757   Federal National Mortgage Association, 6.5%, 11/1/28     47,007
37,770   Federal National Mortgage Association, 6.5%, 1/1/29      38,765
6,178    Federal National Mortgage Association, 6.5%, 10/1/31      6,333
40,942   Federal National Mortgage Association, 6.5%, 10/1/31     41,966
50,412   Federal National Mortgage Association, 6.5%, 1/1/32      51,674
21,412   Federal National Mortgage Association, 6.5%, 2/1/32      21,948
20,009   Federal National Mortgage Association, 6.5%, 3/1/32      20,505
78,349   Federal National Mortgage Association, 6.5%, 3/1/32      80,243
23,846   Federal National Mortgage Association, 6.5%, 3/1/32      24,443
73,477   Federal National Mortgage Association, 6.5%, 4/1/32      75,252
49,582   Federal National Mortgage Association, 6.5%, 7/1/32      50,780
44,863   Federal National Mortgage Association, 6.5%, 8/1/32      45,986
103,410  Federal National Mortgage Association, 6.5%, 8/1/32     105,909
36,738   Federal National Mortgage Association, 6.5%, 8/1/32      37,625
27,087   Federal National Mortgage Association, 6.5%, 9/1/32      27,742
217,951  Federal National Mortgage Association, 6.5%, 7/1/34     222,607
28,758   Federal National Mortgage Association, 7.0%, 9/1/18      30,014
18,419   Federal National Mortgage Association, 7.0%, 8/1/19      19,227
1,164    Federal National Mortgage Association, 7.0%, 1/1/29       1,213
73,612   Federal National Mortgage Association, 7.0%, 9/1/30      76,702
3,724    Federal National Mortgage Association, 7.0%, 5/1/31       3,880
8,615    Federal National Mortgage Association, 7.0%, 7/1/31       8,971
15,440   Federal National Mortgage Association, 7.0%, 1/1/32      16,078
10,454   Federal National Mortgage Association, 7.5%, 2/1/31      10,942
16,287   Federal National Mortgage Association, 9.0%, 4/1/33      17,136
303,000  Freddie Mac, 5.0%, 12/14/18                             295,303
250,000  Freddie Mac, 5.25%, 4/3/12                              252,345
201,562  Government National Mortgage Association, 4.5%, 4/15/2  194,732
283,902  Government National Mortgage Association, 4.5%, 8/15/3  266,968
168,474  Government National Mortgage Association, 4.5%, 6/15/3  158,284
227,821  Government National Mortgage Association, 5.0%, 7/15/1  224,566
245,174  Government National Mortgage Association, 5.0%, 5/15/1  241,418
149,595  Government National Mortgage Association, 5.0%, 11/20/  146,847
101,851  Government National Mortgage Association, 5.0%, 1/20/2   99,897
142,485  Government National Mortgage Association, 5.0%, 2/15/2  140,181
75,122   Government National Mortgage Association, 5.0%, 10/15/   73,907
127,054  Government National Mortgage Association, 5.0%, 9/15/3  123,130
159,861  Government National Mortgage Association, 5.0%, 4/15/3  154,769
163,498 Government National Mortgage Association, 5.0%, 3/15/3 158,375 1,500,000Government National Mortgage Association, 5.0%, 11/16/ 1,456,416 213,413 Government National Mortgage Association, 5.5%, 6/15/1 213,904
107,360  Government National Mortgage Association, 5.5%, 2/15/1  107,553
112,284  Government National Mortgage Association, 5.5%, 7/15/1  110,564
150,645  Government National Mortgage Association, 5.5%, 7/15/1  150,824
126,483  Government National Mortgage Association, 5.5%, 3/15/3  124,895
188,057  Government National Mortgage Association, 5.5%, 4/15/3  185,696
157,172  Government National Mortgage Association, 5.5%, 7/15/3  155,199
157,319  Government National Mortgage Association, 5.5%, 10/15/  155,291
55,038   Government National Mortgage Association, 5.72%, 1/15/   54,960
100,842  Government National Mortgage Association, 5.72%, 10/15  100,700
84,441   Government National Mortgage Association, 6.0%, 6/20/1   85,443
86,610   Government National Mortgage Association, 6.0%, 5/15/1   87,903
154,129  Government National Mortgage Association, 6.0%, 2/15/1  156,284
98,930   Government National Mortgage Association, 6.0%, 8/15/1  100,412
266,110  Government National Mortgage Association, 6.0%, 7/15/2  269,196
118,117  Government National Mortgage Association, 6.0%, 4/15/2  119,353
85,220   Government National Mortgage Association, 6.0%, 9/15/3   85,956
63,033   Government National Mortgage Association, 6.0%, 10/15/   63,578
56,372   Government National Mortgage Association, 6.0%, 10/15/   56,859
20,405   Government National Mortgage Association, 6.0%, 10/15/   20,581
41,106   Government National Mortgage Association, 6.0%, 10/15/   41,461
148,585  Government National Mortgage Association, 6.0%, 11/15/  150,217
107,548  Government National Mortgage Association, 6.0%, 11/15/  108,477
206,452  Government National Mortgage Association, 6.0%, 12/15/  208,718
197,699  Government National Mortgage Association, 6.0%, 1/15/3  199,331
61,605   Government National Mortgage Association, 6.0%, 1/15/3   62,147
180,279  Government National Mortgage Association, 6.0%, 12/15/  181,768
191,216  Government National Mortgage Association, 6.0%, 3/15/3  192,653
102,316  Government National Mortgage Association, 6.0%, 8/15/3  103,174
145,824  Government National Mortgage Association, 6.0%, 8/15/3  146,920
89,918   Government National Mortgage Association, 6.0%, 9/15/3   90,594
81,370   Government National Mortgage Association, 6.5%, 4/15/1   83,406
21,046   Government National Mortgage Association, 6.5%, 4/15/1   21,572
15,798   Government National Mortgage Association, 6.5%, 6/15/1   16,193
9,132    Government National Mortgage Association, 6.5%, 3/15/2    9,366
32,248   Government National Mortgage Association, 6.5%, 6/15/2   33,103
24,618   Government National Mortgage Association, 6.5%, 6/15/2   25,262
24,558   Government National Mortgage Association, 6.5%, 12/20/   25,164
18,116   Government National Mortgage Association, 6.5%, 2/15/2   18,579
93,178   Government National Mortgage Association, 6.5%, 5/15/2   95,561
94,862   Government National Mortgage Association, 6.5%, 5/15/2   97,325
37,226   Government National Mortgage Association, 6.5%, 5/15/2   38,196
8,540    Government National Mortgage Association, 6.5%, 6/15/2    8,758
31,748   Government National Mortgage Association, 6.5%, 5/15/3   32,539
39,541   Government National Mortgage Association, 6.5%, 6/15/3   40,527
56,097   Government National Mortgage Association, 6.5%, 7/15/3   57,496
41,436   Government National Mortgage Association, 6.5%, 9/15/3   42,469
18,378   Government National Mortgage Association, 6.5%, 9/20/3   18,809
75,577   Government National Mortgage Association, 6.5%, 10/15/   77,461
40,030   Government National Mortgage Association, 6.5%, 12/15/   41,028
15,805   Government National Mortgage Association, 6.5%, 12/15/   16,199
8,813    Government National Mortgage Association, 6.5%, 2/15/3    9,227
17,207   Government National Mortgage Association, 6.5%, 4/15/3   17,628
18,500   Government National Mortgage Association, 6.5%, 4/15/3   18,952
11,225   Government National Mortgage Association, 6.5%, 6/15/3   11,500
22,620   Government National Mortgage Association, 6.5%, 6/15/3   23,173
14,662   Government National Mortgage Association, 6.5%, 6/15/3   15,020
48,055   Government National Mortgage Association, 6.5%, 7/15/3   49,229
180,830  Government National Mortgage Association, 6.5%, 12/15/  185,315
72,032   Government National Mortgage Association, 6.5%, 1/15/3   73,687
9,847    Government National Mortgage Association, 7.0%, 1/15/2   10,330
31,327   Government National Mortgage Association, 7.0%, 7/15/2   32,864
11,111   Government National Mortgage Association, 7.0%, 9/15/2   11,653
34,998   Government National Mortgage Association, 7.0%, 2/15/2   36,682
5,037    Government National Mortgage Association, 7.0%, 3/15/2    5,280
13,763   Government National Mortgage Association, 7.0%, 4/15/2   14,426
27,624   Government National Mortgage Association, 7.0%, 11/15/   28,953
14,828   Government National Mortgage Association, 7.0%, 1/15/2   15,538
18,516   Government National Mortgage Association, 7.0%, 6/15/2   19,403
19,847   Government National Mortgage Association, 7.0%, 7/15/2   20,798
7,136    Government National Mortgage Association, 7.0%, 7/15/2    7,478
27,085   Government National Mortgage Association, 7.0%, 11/15/   28,372
3,970    Government National Mortgage Association, 7.0%, 12/15/    4,159
7,162    Government National Mortgage Association, 7.0%, 2/15/3    7,498
13,713   Government National Mortgage Association, 7.0%, 5/15/3   14,356
14,723   Government National Mortgage Association, 7.0%, 8/15/3   15,414
89,765   Government National Mortgage Association, 7.0%, 5/15/3   93,979
4,708    Government National Mortgage Association, 7.5%, 10/15/    4,940
1,626    Government National Mortgage Association, 7.5%, 6/15/2    1,707
1,016    Government National Mortgage Association, 7.5%, 8/15/2    1,066
4,311    Government National Mortgage Association, 7.5%, 8/20/2    4,512
2        Government National Mortgage Association, 7.5%, 8/15/2        2
15,319   Government National Mortgage Association, 7.5%, 10/15/   16,080
19,894   Government National Mortgage Association, 7.5%, 11/15/   20,882
3,771    Government National Mortgage Association, 7.5%, 1/15/3    3,955
2,285    Government National Mortgage Association, 7.5%, 1/15/3    2,394
1,636    Government National Mortgage Association, 8.0%, 8/20/2    1,732
75,255   Government National Mortgage Association I, 6.0%, 2/15   75,981
234,346  Government National Mortgage Association II, 5.0%, 12/  230,154
255,011  Government National Mortgage Association II, 5.5%, 7/2  254,519
364,203  Government National Mortgage Association II, 5.5%, 2/2  358,260
127,425  Government National Mortgage Association II, 5.5%, 11/  125,345
159,026  Government National Mortgage Association II, 5.9%, 2/2  159,738
35,834   Government National Mortgage Association II, 6.0%, 12/   36,224
87,865   Government National Mortgage Association II, 6.0%, 7/2   88,805
133,296  Government National Mortgage Association II, 6.0%, 11/  134,188
482,084  Government National Mortgage Association II, 6.0%, 10/  484,954
19,571   Government National Mortgage Association II, 6.5%, 8/2   20,065
25,734   Government National Mortgage Association II, 7.0%, 5/2   26,916
46,575   Government National Mortgage Association II, 7.0%, 2/2   48,661
8,726    Government National Mortgage Association II, 7.0%, 1/2    9,108
250,000  Tennessee Valley Authority, 4.75%, 8/1/13               250,022
12,000   Tennessee Valley Authority, Variable Rate Note, 6/1/28  273,600
150,000  U.S. Treasury Bonds, 4.75%, 5/31/12                     153,410
1,750,000U.S. Treasury Bonds, 6.25%, 8/15/23                    2,010,449
400,000  U.S. Treasury Bonds, 7.25%, 5/15/16                     476,156
214,184  U.S. Treasury Inflation Notes, 1.875%, 7/15/15          208,512
262,378  U.S. Treasury Inflation Notes, 2.0%, 1/15/16            256,474
257,865  U.S. Treasury Inflation Notes, 2.5%, 7/15/16            262,660
2,522,208U.S. Treasury Inflation Protected Security, 3.375%, 1/ 2,652,258
620,000  U.S. Treasury Notes, 4.25%, 11/15/14                    614,042
100,000  U.S. Treasury Notes, 4.5%, 2/15/16                      100,016
1,150,000U.S. Treasury Notes, 6.375%, 8/15/27                   1,364,637
                                                               $34,876,818
         TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS              $34,876,818
         (Cost  $35,001,336)

         SOVEREIGN ISSUE - 0.8 %
240,000  Financing Corp., 10.35%, 8/3/18                       $ 344,873
         TOTAL SOVEREIGN ISSUE                                 $ 344,873
         (Cost  $344,398)
         TOTAL INVESTMENT IN SECURITIES - 99.7 %               $40,172,824
         (Cost  $40,320,760) (a)
         OTHER ASSETS AND LIABILITIES - 0.3 %                  $ 100,829
         TOTAL NET ASSETS - 100.0 %                            $40,273,653

*        Non-income producing security.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2007, the value of these securities amounted to $500,150 or 1.2% of total net assets.

(a) At September 30, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $40,557,113 was as follows:

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost             $    285,785

         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value                 (670,074)

         Net unrealized gain                                   $   (384,289)


          Pioneer Bond VCT Portfolio
          SCHEDULE OF INVESTMENTS  9/30/07 (unaudited)

Principal
Amount                                                      Value
          ASSET BACKED SECURITIES - 4.4 %
          Consumer Services - 0.2 %
          Restaurants - 0.2 %
 50,000   Dunkin Brands Master Finance LLC,  8.28%, 6/20/31 (144A)  $  51,356
          Total Consumer Services                                   $  51,356
          Food & Drug Retailing - 0.5 %
          Food Retail - 0.5 %
155,000   Dominos Pizza Master Issuer LLC, 7.629%, 4/25/37          $ 149,986
          Total Food & Drug Retailing                               $ 149,986
          Banks - 1.3 %
          Thrifts & Mortgage Finance - 1.2 %
350,000   GMAC Commercial Mortgage Securities, Inc., 4.864%, 12/10/4$ 337,452
 29,581   Taganka Car Loan Finance Plc, 6.80%, 11/14/13 (144A) (a)     29,581
                                                                    $ 367,033
          Total Banks                                               $ 367,033
          Diversified Financials - 0.6 %
          Diversified Financial Services - 0.6 %
 85,544   Caithness Coso Fund Corp., 6.263%, 6/15/14 (144A)         $  90,149
 65,916   Power Receivables Finance LLC, 6.29%, 1/1/12 (144A)          67,877
                                                                    $ 158,026
          Total Diversified Financials                              $ 158,026
          Utilities - 1.9 %
          Electric Utilities - 1.9 %
104,003   Crocket Cogeneration, 5.869%, 3/30/25 (144A)              $ 103,136
113,257   FPL Energy National Wind, 6.125%, 3/25/19 (144A)            113,856
167,320   FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)             170,876
150,834   Tenaska Alabama, 7.0%, 6/30/21 (144A)  (a)                  151,513
                                                                    $ 539,381
          Total Utilities                                           $ 539,381
          TOTAL ASSET BACKED SECURITIES
          (Cost  $1,268,840)                                        $1,265,782

          COLLATERALIZED MORTGAGE OBLIGATIONS- 8.4 %
          Banks - 3.3 %
          Thrifts & Mortgage Finance - 3.2 %
160,000   Banc of America Commercial Mortgage, Inc., 4.877%, 7/10/42$ 154,726
 15,227   Impac Securities Assets Corp., 5.91%, 11/25/34  (a)          15,240
 40,993   Impac Securities Assets Corp., 5.40%, 2/25/35 (a)            41,634
250,000   SASC 2007 BHC1 A1, 5.70%, 12/18/49 (a)                      230,715
 60,000   SBA CMBS Trust, 6.709%, 11/15/36                             58,467
 40,000   T SRA R 2006-1 B, 5.7467%, 10/15/36                          39,383
400,000   Wachovia Bank Commercial Mortgage Trust, 4.803%, 10/15/41   384,266
 19,508   Wells Fargo Mortgage Backed Securitiy, 5.25, 12/25/33        18,669
                                                                    $ 943,100
          Total Banks                                               $ 943,100
          Diversified Financials - 2.2 %
          Diversified Financial Services - 2.2 %
 50,000   CS First Boston Mortgage Security, 7.0%, 5/25/32          $  50,109
 23,286   First Horizon Mortgage Pass- Through Trust, 5.0%, 3/25/18    22,667
 46,764   Morgan Stanley Capital I, 5.25%, 12/25/17                    45,903
 19,835   Morgan Stanley Capital I, 7.0%, 7/25/33                      20,232
 62,234   RALI 2005-QA10 A41, 5.7412%, 9/25/35                         62,080
  7,249   Salomon Brothers Mortgage Securities CMON, 8.0%, 9/25/30      7,287
450,000   Tower 2004-2A F, 6.376%, 12/15/14                           427,680
                                                                    $ 635,958
          Total Diversified Financials                              $ 635,958
          Government - 2.9 %
757,640   Federal Home Loan Bank, 6.0%, 4/15/32                     $ 773,834
 54,676   Freddie Mac, 6.1%, 9/15/18                                   53,898
                                                                    $ 827,732
          Total Government                                          $ 827,732
          TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
          (Cost  $2,483,010)                                        $2,406,790

          CORPORATE BONDS - 18.8 %
          Energy - 3.3 %
          Integrated Oil & Gas - 1.2 %
215,000   Petro-Canada, 4.0%, 7/15/13                               $ 197,899
140,000   USX Corp., 6.85%, 3/1/08                                    140,867
                                                                    $ 338,766
          Oil & Gas Equipment & Services - 0.4 %
125,000   Holly Energy Partners LP, 6.25%, 3/1/15                   $ 116,250
          Oil & Gas Exploration & Production - 1.6 %
370,000   Pemex Project Funding Master, 9.125%, 10/13/10            $ 409,035
 40,740   Ras Laffan Liquid Natural Gas, 3.437%, 9/15/09 (144A)        40,334
                                                                    $ 449,369
          Oil & Gas Refining & Marketing - 0.1 %
 50,000   Boardwalk Pipelines LLC, 5.5%, 2/1/17                     $  48,298
          Total Energy                                              $ 952,683
          Materials - 2.2 %
          Aluminum - 1.0 %
285,000   Novelis, Inc., 7.25%, 02/15/15                            $ 275,025
          Commodity Chemicals - 0.4 %
135,000   Nova Chemicals, Ltd., 6.5%, 1/15/12                       $ 127,575
          Fertilizers & Agricu Ltural Chemicals - 0.8 %
220,000   Potash Corp., Saskatchewan, 4.875%, 3/1/13                $ 213,339
          Total Materials                                           $ 615,939
          Capital Goods - 1.2 %
          Aerospace & Defense - 0.7 %
190,000   Boeing Co., 5.125%, 2/15/13                               $ 189,159
          Electrical Component & Equipment - 0.2 %
 53,042   Orcal Geothermal, Inc., 6.21%, 12/30/20 (144A)            $  53,967
          Trading Companies & Distributors - 0.3 %
 95,000   Glencore Funding LLC, 6.0%, 4/15/14 (144A)                $  93,571
          Total Capital Goods                                       $ 336,697
          Consumer Services - 0.6 %
          Casinos & Gaming - 0.2 %
 70,000   Station Casinos, Inc., 6.625%, 3/15/18                    $  58,625
          Education Services - 0.4 %
100,000   President & Fellows of Harvard, 6.3%, 10/1/37             $ 105,448
          Total Consumer Services                                   $ 164,073
          Media - 0.5 %
          Broadcasting & Cable TV - 0.5 %
135,000   Comcast Corp., 5.3%, 1/15/14                              $ 131,068
          Total Media                                               $ 131,068
          Food Beverage & Tobacco - 1.9 %
          Brewers - 0.9 %
280,000   Miller Brewing Co., 5.5%, 8/15/13 (144A)                  $ 274,437
          Soft Drinks - 1.0 %
280,000   Bottling Group LLC, 5.0%, 11/15/13                        $ 275,024
          Total Food Beverage & Tobacco                             $ 549,461
          Health Care Equipment & Services - 0.3 %
          Health Care Facilities - 0.3 %
 75,000   HCA, Inc., 9.625%, 11/15/16                               $  80,063
          Total Health Care Equipment & Services                    $  80,063
          Pharmaceuticals & Biotechnology - 0.4 %
          Pharmaceuticals - 0.4 %
130,000   Valeant Pharmaceuticals, 7.0%, 12/15/11                   $ 127,400
          Total Pharmaceuticals & Biotechnology                     $ 127,400
          Banks - 0.6 %
          Diversified Banks - 0.6 %
100,000   TNK-BP Finance SA, 6.625%, 3/20/17 (144A)                 $  93,130
 65,000   TNK-BP Finance SA, 7.5%, 7/18/16 (144A)                      64,552
                                                                    $ 157,682
          Total Banks                                               $ 157,682
          Diversified Financials - 1.1 %
          Asset Management & Custody Banks - 0.1 %
 25,000   Eaton Vance Corp., 6.5%, 10/2/17                          $  24,966
          Consumer Finance - 1.0 %
415,000   SLM Corp., 4.0%, 7/25/14 (a)                              $ 298,800
          Total Diversified Financials                              $ 323,766
          Insurance - 3.4 %
          Life & Health Insurance - 0.5 %
160,000   Presidential Life Corp., 7.875%, 2/15/09                  $ 160,000
          Multi-Line Insurance - 0.9 %
130,000   Hanover Insurance Group, 7.625%, 10/15/25                 $ 134,884
120,000   Liberty Mutual Group, 7.0%, 3/15/37 (144A)                  111,932
                                                                    $ 246,816
          Property & Casualty Insurance - 1.2 %
  2,000   Ambac Financial Group, Inc., 6.15%, 2/15/37 (a)           $   1,726
250,000   Kingsway America, Inc., 7.5%, 2/1/14                        254,823
 90,000   Ohio Casualty Corp., 7.3%, 6/15/14                           96,257
                                                                    $ 352,806
          Reinsurance - 0.7 %
200,000   Platinum Underwriters HD, Ltd., 7.50%, 6/1/17             $ 211,803
          Total Insurance                                           $ 971,425
          Real Estate - 1.7 %
          Real Estate Management & Development - 0.5 %
150,000   Forest City Enterprises, Inc., 7.625%, 6/1/15             $ 141,375
          Real Estate Investment Trusts - 1.2 %
250,000   Health Care, Inc., 6.0%, 11/15/13                         $ 248,253
 50,000   Trustreet Properties, Inc., 7.5%, 4/1/15                     53,599
 55,000   Ventas Realty Capital Corp., 7.125%, 6/1/15 (144A)           56,100
                                                                    $ 357,952
          Total Real Estate                                         $ 499,327
          Telecommunication Services - 0.0 %
          Integrated Telecommunication Services - 0.0 %
 10,000   Telecom Italia Capital, 4.875%, 10/1/10                   $   9,887
          Total Telecommunication Services                          $   9,887
          Utilities - 1.6 %
          Electric Utilities - 1.2 %
 25,000   Commonwealth Edison, 6.15%, 9/15/17                       $  25,149
 85,000   Entergy Gulf States, Inc., 5.7%, 6/1/15                      82,743
100,000   Intergen NV, 9.0%, 6/30/17                                  105,000
140,000   Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)            138,960
                                                                    $ 351,852
          Gas Utilities - 0.1 %
 55,000   Southern Union Co., 7.2%, 11/1/66                         $  55,251
          Multi-Utilities - 0.1 %
 40,000   NSG Holdings LLC, 7.75%, 12/15/25 (144A)                  $  39,600
          Total Utilities                                           $ 446,703
          TOTAL CORPORATE BONDS
          (Cost  $5,482,336)                                        $5,366,174

          U.S. GOVERNMENT & AGENCY OBLIGATIONS - 64.9 %
730,000   Fannie Mae, 5.24%, 8/7/18                                 $ 729,014
196,627   Federal Home Loan Mortgage Corp., 4.5%, 4/1/22              184,272
 61,725   Federal Home Loan Mortgage Corp., 4.5%, 5/1/35              883,386
  2,211   Federal Home Loan Mortgage Corp., 4.50%, 10/1/35            461,829
950,755   Federal Home Loan Mortgage Corp., 5.0%, 12/1/21             131,747
497,049   Federal Home Loan Mortgage Corp., 5.5%, 9/1/33              193,086
638,744   Federal Home Loan Mortgage Corp., 6.0%, 1/1/34               61,931
121,019   Federal Home Loan Mortgage Corp., 7.0%, 8/1/22               27,809
1,189,770 Federal Home Loan Mortgage Corp., 7.0%, 9/1/22               71,976
973,329   Federal Home Loan Mortgage Corp., 8.0%, 4/1/08                2,221
 94,973   Federal National Mortgage Association, 4.0%, 3/1/36         571,292
140,062   Federal National Mortgage Association, 4.0%, 7/1/18         114,410
1,090,707 Federal National Mortgage Association, 4.78%, 12/1/12      1,165,451
495,836   Federal National Mortgage Association, 5.0%, 12/1/17        957,644
132,356   Federal National Mortgage Association, 5.0%, 12/1/21         93,115
276,258   Federal National Mortgage Association, 5.0%, 2/1/22         137,286
726,251   Federal National Mortgage Association, 5.0%, 3/1/33        1,044,098
381,871   Federal National Mortgage Association, 5.0%, 5/1/34         474,221
600,953   Federal National Mortgage Association, 5.429%, 12/1/36      132,905
154,342   Federal National Mortgage Association, 5.448%, 8/1/36       277,446
 25,236   Federal National Mortgage Association, 5.5%, 2/1/18         727,037
 20,008   Federal National Mortgage Association, 5.5%, 7/1/23         377,902
 46,145   Federal National Mortgage Association, 5.5%, 9/1/17         601,444
 85,195   Federal National Mortgage Association, 5.536%, 8/1/36       156,428
 33,718   Federal National Mortgage Association, 6.0%, 1/1/29          25,455
 24,493   Federal National Mortgage Association, 6.0%, 1/1/29          20,560
  3,655   Federal National Mortgage Association, 6.0%, 6/1/15          46,839
 29,218   Federal National Mortgage Association, 6.0%, 9/1/29          85,885
 36,170   Federal National Mortgage Association, 7.0%, 3/1/12          34,743
  5,062   Federal National Mortgage Association, 7.0%, 5/1/22          25,213
  3,460   Federal National Mortgage Association, 8.0%, 1/1/31           3,852
114,257   Federal National Mortgage Association, 8.0%, 10/1/30         30,795
  4,445   Federal National Mortgage Association, 8.0%, 2/1/29          38,273
  7,841   Federal National Mortgage Association, 8.0%, 2/1/30           5,360
 15,051   Federal National Mortgage Association, 8.0%, 2/1/30           3,665
 15,452   Federal National Mortgage Association, 8.0%, 3/1/31         120,995
191,417   Federal National Mortgage Association, 8.0%, 4/1/30           4,685
 27,022   Federal National Mortgage Association, 8.0%, 5/1/31           8,264
134,372   Federal National Mortgage Association, 8.0%, 7/1/30          15,864
 69,940   Federal National Mortgage Association, 9.5%, 2/1/21          16,847
605,269   Government National Mortgage Association II, 5.5%, 11/20/3  595,391
553,187   Government National Mortgage Association, 4.5%, 12/15/18    535,179
123,763   Government National Mortgage Association, 4.5%, 12/15/34    116,278
287,557   Government National Mortgage Association, 4.5%, 8/15/33     270,405
157,007   Government National Mortgage Association, 5.0%, 7/15/19     154,602
574,430   Government National Mortgage Association, 5.0%, 7/15/37     578,132
  1,141   Government National Mortgage Association, 5.5%, 1/15/37       1,125
1,018,834 Government National Mortgage Association, 5.5%, 10/15/33   1,006,043
293,698   Government National Mortgage Association, 5.5%, 12/15/34    289,912
249,693   Government National Mortgage Association, 5.5%, 8/15/33     246,559
  7,563   Government National Mortgage Association, 6.0%, 4/15/14       7,675
 32,923   Government National Mortgage Association, 6.0%, 8/15/13      33,508
593,462   Government National Mortgage Association, 6.0%, 9/15/34     597,921
100,000   Government National Mortgage Association, 6.5%, 10/1/37     102,188
 29,982   Government National Mortgage Association, 7.0%, 4/15/28      31,425
 10,700   Government National Mortgage Association, 7.75%, 11/15/29    11,293
685,000   U.S. Treasury Bond, 4.5%, 4/30/12                           430,213
813,899   U.S. Treasury Bonds, 7.125%, 2/15/23                        850,149
745,152   U.S. Treasury Inflation Notes, 1.875%, 7/15/15              792,344
 17,597   U.S. Treasury Inflation Notes, 2.0%, 1/15/16                728,386
110,000   U.S. Treasury Inflation Protected Security, 3.375%, 1/15/1   18,504
425,000   U.S. Treasury Notes, 4.25%, 11/15/14                        990,390
1,000,000 U.S. Treasury Notes, 4.50%, 2/15/36                         104,284
325,000   U.S. Treasury Strip, 0.0%, 11/15/13                         250,175
                                                                    $18,807,326
          TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
          (Cost  $19,044,595)                                       $18,807,326

          SENIOR FLOATING RATE LOAN INTERESTS - 1.2 % **
          Consumer Durables & Apparel - 0.2 %
          Housewares & Specialties - 0.2 %
 60,000   Jarden Corp., 2.5%, 1/24/12                               $  59,430
          Total Consumer Durables & Apparel                         $  59,430
          Health Care Equipment & Services - 0.3 %
          Managed Health Care - 0.3 %
 99,500   HCA, Inc., 2.75%, 11/7/13                                 $  97,759
          Total Health Care Equipment & Services                    $  97,759
          Pharmaceuticals & Biotechnology - 0.3 %
          Pharmaceuticals - 0.3 %
 90,000   Talecris Biotherapeutics Holdings Corp., 3.0%, 12/6/13    $  89,775
          Total Pharmaceuticals & Biotechnology                     $  89,775
          Utilities - 0.3 %
          Independent Power Producer & Energy Traders - 0.3 %
 90,000   Calpine Corp., 2.25%, 3/29/09                             $  88,959
          Total Utilities                                           $  88,959
          TOTAL SENIOR FLOATING RATE LOAN INTERESTS
          (Cost  $338,376)                                          $ 335,923

          PREFERRED STOCKS - 0.4 %
          Insurance - 0.4 %
          Life & Health Insurance - 0.3 %
  4,800   Delphi Financial Group, Inc., 7.376% 5/15/37              $ 111,840
          Total Insurance                                           $ 111,840
          TOTAL PREFERRED STOCKS
          (Cost  $120,000)                                          $ 111,840

          TEMPORARY CASH INVESTMENTS - 1.0 %
          Commercial Paper - 1.0 %
295,000   Dresner U.S. Finance, Inc., 5.18%, 10/1/07                $ 295,000
          Total Commercial Paper                                    $ 295,000
          TOTAL TEMPORARY CASH INVESTMENTS
          (Cost  $295,000)                                          $ 295,000
          TOTAL INVESTMENT IN SECURITIES - 100.0%
          (Cost  $29,032,157)(b)                                    $28,588,835
          OTHER ASSETS AND LIABILITIES - (0.0)%                     $ (8,897)
          TOTAL NET ASSETS - 100.0%                                 $28,579,938

     *    Non-income producing security.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securi

    NR    Not rated by either S&P or Moody's.

   (a) Debt obligation with a variable interest rate. Rate shown is rate at period end.

    **    Senior floating rate loan interests in which the Portfolio invests generally pay interest at rat

   (b) At September 30, 2007, the net unrealized loss on investments based on cost for federal income tax purposes of $29,174,621 was as follows:

          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost                 $478,185

          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value                  (1,063,971)

          Net unrealized loss                                       $(585,786)

              Pioneer Core Bond VCT Portfolio (VA-US)
              SCHEDULE OF INVESTMENTS  9/30/2007 (unaudited)

Shares  Floating                                                      Value
        Rate *

              ASSET BACKED SECURITIES - 0.3 %
              Utilities - 0.3 %
              Electric Utilities - 0.3 %
3,560         FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)       $  3,636
              Total Utilities                                       $  3,636
              TOTAL ASSET BACKED SECURITIES                         $  3,636
              (Cost  $3,603)

              COLLATERALIZED MORTGAGE OBLIGATIONS - 4.1 %
              Banks - 2.7 %
              Thrifts & Mortgage Finance - 2.7 %
10,978        ABN Amro Mortgage Corp., 4.75%, 5/25/18               $ 10,869
21,075  5.66  Impac CMB Trust, Floating Rate Note, 10/25/34           21,034
                                                                    $ 31,903
              Total Banks                                           $ 31,903
              Diversified Financials - 1.1 %
              Diversified Financial Services - 1.1 %
9,276         CS First Boston Mortgage Security, 4.5%, 2/25/33      $  9,253
101           CS First Boston Mortgage Security, 5.107%, 9/15/34         101
3,622         Morgan Stanley Capital I, 5.25%, 12/25/17                3,555
                                                                    $ 12,909
              Total Diversified Financials                          $ 12,909
              Government - 0.4 %
4,556         Freddie Mac, 6.1%, 9/15/18                            $  4,491
              Total Government                                      $  4,491
              TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS             $ 49,303
              (Cost  $48,625)

              CORPORATE BONDS - 11.9 %
              Capital Goods - 0.8 %
              Electrical Component & Equipment - 0.4 %
4,420         Orcal Geothermal, 6.21%, 12/30/20 (144A)              $  4,497
              Trading Companies & Distributors - 0.4 %
5,000         Glencore Funding LLC, 6.0%, 4/15/14 (144A)            $  4,925
              Total Capital Goods                                   $  9,422
              Consumer Services - 0.6 %
              Casinos & Gaming - 0.1 %
2,000         Station Casinos, Inc., 6.625%, 3/15/18                $  1,675
              Education Services - 0.5 %
5,000         President & Fellows of Harvard, 6.3%, 10/1/37         $  5,272
              Total Consumer Services                               $  6,947
              Media - 0.8 %
              Broadcasting & Cable TV - 0.8 %
10,000        Comcast Corp., 5.85%, 11/15/15                        $  9,917
              Total Media                                           $  9,917
              Retailing - 0.4 %
              Specialty Stores - 0.4 %
5,000         Tanger Factory Outlet Centers, Inc., 6.15%, 11/15/15  $  4,887
              Total Retailing                                       $  4,887
              Health Care Equipment & Services - 0.4 %
              Health Care Facilities - 0.4 %
5,000         HCA, Inc., 9.625%, 11/15/16                           $  5,337
              Total Health Care Equipment & Services                $  5,337
              Pharmaceuticals & Biotechnology - 0.4 %
              Pharmaceuticals - 0.4 %
5,000         Valeant Pharmaceuticals, 7.0%, 12/15/11               $  4,900
              Total Pharmaceuticals & Biotechnology                 $  4,900
              Diversified Financials - 0.4 %
              Asset Management & Custody Banks - 0.4 %
5,000         Eaton Vance Corp., 6.5%, 10/2/17                      $  4,993
              Total Diversified Financials                          $  4,993
              Insurance - 3.5 %
              Life & Health Insurance - 0.4 %
5,000         Presidential Life Corp., 7.875%, 2/15/09              $  5,000
              Multi-Line Insurance - 0.8 %
5,000         Hanover Insurance Group, 7.625%, 10/15/25             $  5,188
5,000         Liberty Mutual Group, 7.0%, 3/15/37 (144A)               4,664
                                                                    $  9,852
              Property & Casualty Insurance - 1.4 %
1,000   6.15  Ambac Financial Group, Inc., Floating Rate Note, 2/15/$    863
5,000         Kingsway America, Inc., 7.5%, 2/1/14                     5,096
10,000        Ohio Casualty Corp., 7.3%, 6/15/14                      10,695
                                                                    $ 16,654
              Reinsurance - 0.9 %
10,000        Platinum Underwriters HD, 7.5%, 6/1/17                $ 10,590
              Total Insurance                                       $ 42,096
              Real Estate - 2.1 %
              Real Estate Management & Development - 0.8 %
10,000        Forest City Enterprises, 7.625%, 6/1/15               $  9,425
              Real Estate Investment Trusts - 1.3 %
10,000        Health Care, Inc., 6.0%, 11/15/13                     $  9,930
5,000         Trustreet Properties, Inc., 7.5%, 4/1/15                 5,360
                                                                    $ 15,290
              Total Real Estate                                     $ 24,715
              Technology Hardware & Equipment - 0.8 %
              Electronic Manufacturing Services - 0.4 %
5,000         Flextronics International, Ltd., 6.5%, 5/15/13        $  4,775
              Technology Distributors - 0.4 %
5,000         Anixter International Corp., 5.95%, 3/1/15            $  4,575
              Total Technology Hardware & Equipment                 $  9,350
              Utilities - 1.7 %
              Electric Utilities - 0.8 %
5,000         Commonwealth Edison, 6.15%, 9/15/17                   $  5,030
5,000         Entergy Gulf States, 5.7%, 6/1/15                        4,867
                                                                    $  9,897
              Gas Utilities - 0.4 %
5,000   7.20  Southern Union Co., 7.2%, 11/1/66                     $  5,023
              Multi-Utilities - 0.4 %
5,000         NSG Holdings LLC, 7.75%, 12/15/25 (144A)              $  4,950
              Total Utilities                                       $ 19,870
              TOTAL CORPORATE BONDS                                 $142,434
              (Cost  $142,029)

              U.S. GOVERNMENT AGENCY OBLIGATIONS - 90.0 %
23,927        Federal Home Loan Mortgage Corp., 4.5%, 4/1/22        $ 23,034
23,421        Federal Home Loan Mortgage Corp., 5.0%, 12/1/21         22,963
22,395        Federal Home Loan Mortgage Corp., 5.0%, 12/1/21         21,958
82,319        Federal Home Loan Mortgage Corp., 5.0%, 5/1/36          78,545
24,484        Federal Home Loan Mortgage Corp., 5.0%, 6/1/35          23,394
20,670        Federal Home Loan Mortgage Corp., 5.0%, 8/1/35          19,750
10,000        Federal Home Loan Mortgage Corp., 5.25%, 2/24/11        10,104
24,702        Federal Home Loan Mortgage Corp., 6.0%, 6/1/37          24,732
30,000        Federal Home Loan Mortgage Corp., 6.5%, 10/1/37         30,534
2,082         Federal Home Loan Mortgage Corp., 8.048%, 10/1/33        2,121
23,344        Federal National Mortgage Association, 5.0%, 2/1/22     22,881
6,993         Federal National Mortgage Association, 5.429%, 12/1/36   7,022
14,734        Federal National Mortgage Association, 5.448%, 8/1/36   14,797
36,366        Federal National Mortgage Association, 5.5% , 3/1/36    35,627
22,334        Federal National Mortgage Association, 5.5%, 5/1/36     21,880
8,154         Federal National Mortgage Association, 5.536%, 8/1/36    8,265
12,938        GMAC Commercial Mortgage Securities, 6.65%, 9/15/35     13,042
227,931       Government National Mortgage Association, 4.5%, 3/15/2 220,207
124,916       Government National Mortgage Association, 5.0%, 8/15/3 120,937
24,315        Government National Mortgage Association, 5.5%, 1/15/3  23,978
24,714        Government National Mortgage Association, 5.5%, 3/15/3  24,372
25,000        U.S. Treasury Bonds, 4.625%, 11/15/16                   25,123
15,000        U.S. Treasury Bonds, 5.125%, 5/15/16                    15,629
25,000        U.S. Treasury Bonds, 5.25%, 11/15/28                    26,203
34,269        U.S. Treasury Inflation Notes, 1.875%, 7/15/15          33,362
20,990        U.S. Treasury Inflation Notes, 2.0%, 1/15/16            20,518
1,159         U.S. Treasury Inflation Notes, 3.0%, 7/15/12             1,206
26,237        U.S. Treasury Inflation Protected Security, 2.375%, 4/  26,407
5,866         U.S. Treasury Inflation Protected Security, 3.375%, 1/   6,168
15,000        U.S. Treasury Notes, 3.625%, 1/15/10                    14,885
25,000        U.S. Treasury Notes, 4.0%, 11/15/12                     24,789
5,000         U.S. Treasury Notes, 4.25%, 11/15/14                     4,952
10,000        U.S. Treasury Notes, 4.5%, 11/15/15                     10,013
28,000        U.S. Treasury Notes, 5.375%, 2/15/31                    29,973
35,000        U.S. Treasury Strip 0.0%, 02/15/13                      27,937
15,000        U.S. Treasury Strip, 0.0%, 11/15/13                     40,798
                                                                    $1,078,106
              TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS              $1,078,106
              (Cost  $1,084,373)
              TOTAL INVESTMENT IN SECURITIES - 106.3%
              (Cost  $1,278,630) (a)                                $1,273,479
              OTHER ASSETS AND LIABILITIES (6.3)%                   $(75,742)
              TOTAL NET ASSETS - 100.0%                             $1,197,737

(144A) Security is exempt from registration under Rule 144A of the Securities
              Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.
At
              September 30, 2007, the value of these securities amounted to $22,672 or 1.9% of total net assets.

* Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate
              at period end.

(a) At September 30, 2007, the net unrealized loss on investments based on cost for federal income tax purposes of $1,279,320 was as follows:

              Aggregate gross unrealized gain for all investments in which
              there is an excess of value over tax cost             $ 1,754

              Aggregate gross unrealized loss for all investments in which
              there is an excess of tax cost over value              (7,595)

              Net unrealized loss                                   $(5,841)


        Pioneer Cullen Value VCT Portfolio
        Schedule of Investments  9/30/2007 (unaudited)

Shares                                                            Value

        COMMON STOCKS - 94.6 %
        Energy - 7.9 %
        Integrated Oil & Gas - 4.6 %
7,620   ConocoPhillips                                          $ 668,807
6,000   Gazprom (A.D.R.) *                                        264,864
                                                                $ 933,671
        Oil & Gas Exploration & Production - 3.3 %
7,890   Devon Energy Corp.                                      $ 656,448
        Total Energy                                            $1,590,119
        Materials - 3.5 %
        Construction Materials - 2.0 %
13,557  Cemex SA (A.D.R.) *                                     $ 405,625
        Diversified Metals & Mining - 0.4 %
2,507   Anglo American Plc                                      $  83,859
        Forest Products - 1.1 %
3,150   Weyerhaeuser Co.                                        $ 227,745
        Total Materials                                         $ 717,229
        Capital Goods - 11.6 %
        Aerospace & Defense - 6.7 %
10,710  Raytheon Co.                                            $ 683,512
8,380   United Technologies Corp.                                 674,422
                                                                $1,357,934
        Industrial Conglomerates - 4.9 %
7,240   3M Co.                                                  $ 677,519
7,380   General Electric Co.                                      305,532
                                                                $ 983,051
        Total Capital Goods                                     $2,340,985
        Transportation - 5.1 %
        Air Freight & Couriers - 2.9 %
5,500   FedEx Corp.                                             $ 576,125
        Railroads - 2.2 %
4,170   Canadian National Railway Co.                           $ 237,690
3,000   Canadian Pacific Railway, Ltd.                            210,870
                                                                $ 448,560
        Total Transportation                                    $1,024,685
        Automobiles & Components - 2.5 %
        Auto Parts & Equipment - 2.5 %
5,410   BorgWarner, Inc.                                        $ 495,177
        Total Automobiles & Components                          $ 495,177
        Retailing - 1.2 %
        Home Improvement Retail - 1.2 %
7,600   Home Depot, Inc.                                        $ 246,544
        Total Retailing                                         $ 246,544
        Food, Beverage & Tobacco - 19.0 %
        Agricultural Products - 4.5 %
5,600   Archer Daniels Midland Co.                              $ 185,248
6,800   Bunge, Ltd.                                               730,660
                                                                $ 915,908
        Distillers & Vintners - 2.9 %
6,550   Diageo Plc (A.D.R.)                                     $ 574,632
        Packaged Foods & Meats - 11.6 %
8,930   General Mills, Inc.                                     $ 518,029
12,850  Kraft Foods, Inc.                                         443,454
6,200   Nestle SA (A.D.R.)                                        696,347
22,180  Unilever N.V.                                             684,253
                                                                $2,342,083
        Total Food, Beverage & Tobacco                          $3,832,623
        Household & Personal Products - 3.2 %
        Household Products - 3.2 %
9,130   Kimberly-Clark Corp.                                    $ 641,474
        Total Household & Personal Products                     $ 641,474
        Pharmaceuticals & Biotechnology - 7.6 %
        Pharmaceuticals - 7.6 %
7,940   GlaxoSmithKline                                         $ 422,408
9,000   Johnson & Johnson                                         591,300
21,020  Pfizer, Inc.                                              513,519
                                                                $1,527,227
        Total Pharmaceuticals & Biotechnology                   $1,527,227
        Banks - 1.0 %
        Diversified Banks - 1.0 %
3,800   Icici Bank, Ltd.                                        $ 200,336
        Total Banks                                             $ 200,336
        Diversified Financials - 12.1 %
        Consumer Finance - 0.3 %
3,300   Discover Financial Services *                           $  68,640
        Investment Banking & Brokerage - 5.2 %
6,300   Merrill Lynch & Co., Inc.                               $ 449,064
9,500   Morgan Stanley                                            598,500
                                                                $1,047,564
        Other Diversified Financial Services - 6.6 %
11,700  Bank of America Corp.                                   $ 588,159
5,130   Citigroup, Inc.                                           239,417
10,950  J.P. Morgan Chase & Co.                                   501,729
                                                                $1,329,305
        Total Diversified Financials                            $2,445,509
        Insurance - 8.1 %
        Life & Health Insurance - 3.2 %
9,390   MetLife, Inc.                                           $ 654,765
        Multi-Line Insurance - 3.3 %
9,750   American International Group, Inc.                      $ 659,588
        Property & Casualty Insurance - 1.6 %
5,850   Chubb Corp.                                             $ 313,794
        Total Insurance                                         $1,628,147
        Technology Hardware & Equipment - 7.0 %
        Communications Equipment - 2.9 %
15,580  Nokia Corp. (A.D.R.)                                    $ 590,949
        Computer Hardware - 2.9 %
11,780  Hewlett-Packard Co.                                     $ 586,526
        Technology Distributors - 1.2 %
5,400   Arrow Electronics, Inc. *                               $ 229,608
        Total Technology Hardware & Equipment                   $1,407,083
        Telecommunication Services - 5.0 %
        Integrated Telecommunications Services - 5.0 %
11,910  AT&T Corp.                                              $ 503,912
11,500  Verizon Communications, Inc.                              509,220
                                                                $1,013,132
        Total Telecommunication Services                        $1,013,132
        TOTAL COMMON STOCK                                      $19,110,270
        (Cost  $16,114,202)
        TOTAL INVESTMENT IN SECURITIES-94.6%                    $19,110,270
        (Cost  $16,114,202)(a)
        OTHER ASSETS AND LIABILITIES-5.4%                       $1,100,727
        TOTAL NET ASSETS-100.0%                                 $20,210,997

*       Non-income producing security.

(A.D.R.)American Depositary Receipt

(a)     At September 30, 2007, the net unrealized gain on investments based on

        Aggregate gross unrealized gain for all investments in w$  3,024,521

        Aggregate gross unrealized loss for all investments in wh     (28,453)

        Net unrealized gain                                     $  2,996,068


                   Pioneer Emerging Markets VCT Portfolio
                Schedule of Investments  9/30/07 (unaudited)

 Shares                                                              Value
          PREFERRED STOCKS - 2.4 %
          Media - 1.5 %
          Broadcasting & Cable TV - 1.5 %
 112,280  Net Servicos de Comunicacao SA *                        $ 1,852,957
          Total Media                                             $ 1,852,957
          Banks - 0.9 %
          Diversified Banks - 0.9 %
  21,330  Banco Itau Holding Financeira                           $ 1,077,555
          Total Banks                                             $ 1,077,555
          TOTAL PREFERRED STOCKS
          (Cost  $1,370,289)                                      $ 2,930,512

          COMMON STOCKS - 87.1 %
          Energy - 12.7 %
          Coal & Consumable Fuels - 2.3 %
3,679,000 Bumi Resources Tbk                                      $ 1,434,598
 652,800  Yanzhou Coal Mining *                                     1,332,644
                                                                  $ 2,767,242
          Integrated Oil & Gas - 6.3 %
 894,300  China Petroleum & Chemical                              $ 1,103,068
  20,800  Lukoil Holding (A.D.R.)                                   1,728,480
  55,500  Petrobras Brasileiro (A.D.R.)                             3,590,850
  27,400  Sasol, Ltd. (A.D.R.)                                      1,177,926
                                                                  $ 7,600,324
          Oil & Gas Equipment & Services - 1.9 %
  22,400  TelecomAsia Corp. Public Co., Ltd.                      $ 1,178,688
  28,500  TMK (144A) *                                              1,176,264
                                                                  $ 2,354,952
          Oil & Gas Exploration & Production - 1.2 %
 842,500  CNOOC, Ltd.                                             $ 1,402,788
          Oil & Gas Refining & Marketing - 1.0 %
  10,500  Reliance Industries, Ltd. (G.D.R.) (144A)               $ 1,205,024
          Total Energy                                            $ 15,330,330
          Materials - 13.1 %
          Construction Materials - 1.9 %
 171,903  Pretoria Portland Cement Co. *                          $ 1,186,938
1,617,900 PT Indocement Tunggal Prakarsa Tbk                        1,075,573
                                                                  $ 2,262,511
          Diversified Metals & Mining - 5.0 %
 131,980  Companhia Vale do Rio Doce (A.D.R.) (b)                 $ 3,754,831
  10,300  Freeport-McMoRan Copper & Gold, Inc. (Class B) (b)        1,080,367
   4,400  Norilsk Nickel *  (b)                                     1,197,900
                                                                  $ 6,033,098
          Gold - 3.9 %
  98,300  Gold Fields, Ltd. (A.D.R.)                              $ 1,778,247
 137,400  IAMGOLD Corp.                                             1,191,258
1,121,075 Zijin Mining Group Co., Ltd. *                            1,721,362
                                                                  $ 4,690,867
          Precious Metals & Minerals - 2.3 %
  11,100  Anglo American Platinum Corp. Ltd.                      $ 1,683,156
  24,400  Compania de Minas Buenaventura SA                         1,165,832
                                                                  $ 2,848,988
          Total Materials                                         $ 15,835,464
          Capital Goods - 14.0 %
          Aerospace & Defense - 0.8 %
  21,400  Elbit Systems, Ltd.                                     $ 1,013,102
          Construction & Engineering - 5.7 %
 147,000  Aveng, Ltd.                                             $ 1,174,373
 630,100  China Communications Construction Co., Ltd. *             1,495,142
1,380,179 Continental Engineering Corp.                              837,167
 191,517  Empressa ICA Sociedad Controladora SA de CV *             1,155,268
   6,800  GS Engineering & Construction Corp. *                     1,171,461
  16,880  Kyeryong Construction Industrial Co., Ltd. *              1,019,395
                                                                  $ 6,852,806
          Construction, Farm Machinery & Heavy Trucks - 5.5 %
  26,700  Daewoo Heavy Industries & Machinery, Ltd.               $ 1,673,947
   3,830  Hyundai Heavy Industries *                                1,765,511
  32,400  Samsung Heavy Industries Co., Ltd. *                      1,720,742
 949,000  Yangzijiang Shipbuilding *                                1,424,189
                                                                  $ 6,584,389
          Industrial Conglomerates - 2.0 %
 126,400  Keppel Corp.                                            $ 1,219,566
  94,800  Murray & Roberts Holdings                                 1,229,846
                                                                  $ 2,449,412
          Total Capital Goods                                     $ 16,899,709
          Transportation - 2.1 %
          Marine - 1.1 %
 420,600  China Shipping Development Co., Ltd.                    $ 1,361,058
          Railroads - 1.0 %
  82,500  All America Latina Logistica                            $ 1,163,912
          Total Transportation                                    $ 2,524,970
          Consumer Durables & Apparel - 4.9 %
          Apparel, Accessories & Luxury Goods - 1.0 %
1,111,000 Anta Sports Products, Ltd. *                            $ 1,207,362
          Footwear - 0.9 %
 485,100  Stella International                                    $ 1,088,967
          Homebuilding - 2.0 %
 283,200  Corporacion GEO, SA de CV *                             $ 1,243,096
  84,840  Cyrela Brazil Realty SA *                                 1,136,291
                                                                  $ 2,379,387
          Housewares & Specialties - 1.0 %
  38,100  Woongjin Coway Co., Ltd. *                              $ 1,244,833
          Total Consumer Durables & Apparel                       $ 5,920,549
          Consumer Services - 1.0 %
          Hotels, Resorts & Cruise Lines - 1.0 %
 334,000  Indian Hotels Co., Ltd.                                 $ 1,164,770
          Total Consumer Services                                 $ 1,164,770
          Media - 1.5 %
          Broadcasting & Cable TV - 0.5 %
 102,800  Television Broadcasts, Ltd.                             $  617,762
          Movies & Entertainment - 0.9 %
  51,800  CTC Media, Inc. * (b)                                   $ 1,137,528
          Total Media                                             $ 1,755,290
          Retailing - 3.2 %
          Apparel Retail - 0.9 %
 241,000  Truworths International, Ltd.                           $ 1,103,845
          Department Stores - 2.3 %
   8,800  Hyundai Department Store Co., Ltd. *                    $ 1,055,307
  87,300  Lojas Renner SA *                                         1,744,095
                                                                  $ 2,799,402
          Total Retailing                                         $ 3,903,247
          Food & Drug Retailing - 0.9 %
          Food Distributors - 0.9 %
  33,000  X-5 Retail Group NV (G.D.R.) *                          $ 1,124,288
          Total Food & Drug Retailing                             $ 1,124,288
          Food, Beverage & Tobacco - 1.8 %
          Packaged Foods & Meats - 1.0 %
  10,700  Wimm-Bill-Dann *                                        $ 1,169,938
          Soft Drinks - 0.8 %
  27,100  Fomento Economico Mexicano SA de CV                     $ 1,013,540
          Total Food, Beverage & Tobacco                          $ 2,183,478
          Household & Personal Products - 2.2 %
          Household Products - 1.2 %
   7,700  LG Household & Health Care, Ltd. *                      $ 1,388,319
          Personal Products - 1.0 %
  20,200  Oriflame Cosmetics SA (A.D.R.)                          $ 1,226,511
          Total Household & Personal Products                     $ 2,614,830
          Banks - 12.7 %
          Diversified Banks - 12.6 %
  36,564  Banco Bradesco S.A. (b)                                 $ 1,073,885
  68,700  Banco do Brasil S.A.                                      1,156,244
1,011,000 Bank Danamon PT *                                          932,592
 206,300  Bank Hapoalim, Ltd.                                       1,059,397
 264,000  Bumiputra-Commerce Holdings Bhd.                           826,404
1,289,700 China Construction Bank                                   1,174,634
1,133,000 Chinatrust Financial Holding Co., Ltd. *                   822,169
  18,010  Hana Financial Holdings *                                  846,720
1,485,000 Industrial and Commerical Bank of China                   1,039,665
  14,700  Kookmin Bank (A.D.R.) *                                   1,205,253
 272,600  Sberbank RF *                                             1,131,706
  14,000  Shinhan Financial Group Co., Ltd. *                        904,275
  72,149  Standard Bank Group, Ltd.                                 1,043,603
 306,000  Turkiye Vakiflar Bankasi *                                1,037,848
   8,062  Uniao de Bancos Brasileiros S.A. (Unibanco) (G.D.R.)  (1  1,060,556
                                                                  $ 15,314,951
          Total Banks                                             $ 15,314,951
          Diversified Financials - 0.7 %
          Diversified Financial Services - 0.7 %
 195,400  African Bank Investments, Ltd.                          $  889,816
          Total Diversified Financials                            $  889,816
          Insurance - 2.5 %
          Life & Health Insurance - 0.8 %
  38,096  Cathay Financial Holding Co., Ltd., (144A) (G.D.R.)     $  904,780
          Property & Casualty Insurance - 1.7 %
 149,334  Aksigorta A.S.                                          $ 1,027,184
  25,100  Dongbu Insurance Co., Ltd. *                              1,048,945
                                                                  $ 2,076,129
          Total Insurance                                         $ 2,980,909
          Real Estate - 1.9 %
          Real Estate Management & Development - 1.9 %
3,448,840 Ayala Land, Inc.                                        $ 1,233,613
 104,200  Sistema Hals (G.D.R.) (144A) *                            1,010,740
                                                                  $ 2,244,353
          Total Real Estate                                       $ 2,244,353
          Technology Hardware & Equipment - 1.2 %
          Electronic Manufacturing Services - 1.2 %
 186,034  Hon Hai Precision Industry                              $ 1,397,940
          Total Technology Hardware & Equipment                   $ 1,397,940
          Semiconductors - 1.4 %
          Semiconductors - 1.4 %
 211,936  Taiwan Semiconductor Manufacturing Co.                  $  412,080
 132,238  Taiwan Semiconductor Manufacturing Co. (A.D.R.)           1,338,249
                                                                  $ 1,750,329
          Total Semiconductors                                    $ 1,750,329
          Telecommunication Services - 8.4 %
          Integrated Telecom Services - 1.0 %
 977,100  PT Telekomunikasi Indonesia                             $ 1,179,789
          Wireless Telecommunication Services - 7.4 %
  46,400  America Movil (A.D.R.)                                  $ 2,969,600
  16,800  Mobile Telesystems (A.D.R.) *                             1,164,408
  75,400  MTN Group, Ltd.                                           1,146,002
  18,600  Philippine Long Distance Telephone Co.                    1,193,596
  75,200  Reliance Communications, Ltd.                             1,114,215
  49,500  Vimpel-Communications (A.D.R.)                            1,338,480
                                                                  $ 8,926,301
          Total Telecommunication Services                        $ 10,106,090
          Utilities - 1.0 %
          Water Utilities - 1.0 %
 594,000  Sino-Environment Technology Group *                     $ 1,252,830
          Total Utilities                                         $ 1,252,830
          TOTAL COMMON STOCK
          (Cost  $62,830,862)                                     $ 105,194,143
Principal
 Amount
          TEMPORARY CASH INVESTMENTS - 18.5 %
          Repurchase Agreement - 12.0 %
14,500,000UBS Warburg, Inc., 5.07%, dated 9/28/07, repurchase price of $14,500,000 plus accrued interest on 10/1/07 collateralized
          by $14,644,000 U.S. Treasury Note, 4.875%, 8/31/08      $ 14,500,000
 Shares
          Security Lending Collateral - 6.5 %
7,786,248 Securities Lending Investment Fund, 5.24%               $ 7,786,248
          TOTAL TEMPORARY CASH INVESTMENT
          (Cost  $22,286,248)                                     $ 22,286,248
          TOTAL INVESTMENT IN SECURITIES - 108.0%
          (Cost  $86,487,399)(a)                                  $ 130,410,903
          OTHER ASSETS AND LIABILITIES - (8.0)%                   $ (9,691,260)
          TOTAL NET ASSETS - 100.0%                               $ 120,719,643

      *   Non-income producing security.

(A.D.R.)  American Depositary Receipt

(G.D.R.)  Global Depositary Receipt

 (144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2007, the value of these securities amounted to $4,388,619 or 3.6% of total net assets.

    (a) At September 30, 2007, the net unrealized gain on investments based on c

          Aggregate gross unrealized gain for all investments in w$ 44,057,289

          Aggregate gross unrealized loss for all investments in whi(190,622)

          Net unrealized gain                                     $ 43,866,667

    (b)   At September 30, 2007, the following securities were out on loan:

 Shares                         Description                          Value
 36,198   Banco Bradesco S.A.                                     $ 1,063,135
122,824   Companhia Vale do Rio Doce (A.D.R.)                       3,494,343
 44,253   CTC Media, Inc. *                                          971,796
 10,197   Freeport-McMoRan Copper & Gold, Inc. (Class B)            1,069,563
  3,981   Norilsk Nickel *                                          1,019,136
          Total                                                   $ 7,617,973


          Pioneer Equity-Income VCT Portfolio
          SCHEDULE OF INVESTMENTS  9/30/2007 (unaudited)


Shares                                                          Value

          CONVERTIBLE PREFERRED STOCK - 0.5 %
          Automobiles & Components - 0.5 %
          Automobile Manufacturers - 0.5 %
41,542    Ford Cap Trust, 6.5%, 1/15/32                     $1,568,211
          Total Automobiles & Components                    $1,568,211
          TOTAL CONVERTIBLE PREFERRED STOCK                 $1,568,211
          (Cost  $1,446,659)

          COMMON STOCKS - 99.0 %
          Energy - 7.0 %
          Integrated Oil & Gas - 6.1 %
106,548   Chevron Corp.                                     $9,970,762
78,686    ConocoPhillips                                     6,906,270
57,628    Exxon Mobil Corp.                                  5,334,048
                                                            $22,211,080
          Oil & Gas Storage & Transportation - 0.9 %
137,997   Spectra Energy Corp.                              $3,378,167
          Total Energy                                      $25,589,247
          Materials - 9.6 %
          Aluminum - 2.6 %
237,778   Alcoa, Inc.                                       $9,301,875
          Diversified Chemical - 2.8 %
142,273   Dow Chemical Co.                                  $6,126,275
79,621    E.I. du Pont de Nemours and Co.                    3,946,017
                                                            $10,072,292
          Diversified Metals & Mining - 0.5 %
59,432    Compass Minerals International, Inc.              $2,023,065
          Forest Products - 0.9 %
46,768    Weyerhaeuser Co.                                  $3,381,326
          Industrial Gases - 1.3 %
48,297    Air Products & Chemicals, Inc.                    $4,721,515
          Specialty Chemicals - 1.5 %
201,304   Valspar Corp.                                     $5,477,482
          Total Materials                                   $34,977,555
          Capital Goods - 8.4 %
          Aerospace & Defense - 1.7 %
77,969    United Technologies Corp.                         $6,274,945
          Building Products - 0.9 %
134,115   Masco Corp. (b)                                   $3,107,445
          Construction & Farm Machinery & Heavy Trucks - 2.6 %
111,364   PACCAR, Inc.                                      $9,493,781
          Electrical Component & Equipment - 2.0 %
135,514   Emerson Electric Co.                              $7,212,055
          Industrial Machinery - 1.2 %
25,751    Gorman-Rupp Co. (b)                               $  853,903
97,686    The Timken Co.                                     3,629,035
                                                            $4,482,938
          Total Capital Goods                               $30,571,164
          Commercial Services & Supplies - 1.0 %
          Office Services & Supplies - 1.0 %
76,824    Mine Safety Appliances Co. (b)                    $3,619,179
          Total Commercial Services & Supplies              $3,619,179
          Automobiles & Components - 2.1 %
          Auto Parts & Equipment - 2.1 %
63,507    Johnson Controls, Inc.                            $7,500,812
          Total Automobiles & Components                    $7,500,812
          Consumer Services - 1.1 %
          Leisure Facilities - 1.1 %
166,389   Cedar Fair, L.P.                                  $3,968,378
          Total Consumer Services                           $3,968,378
          Media - 3.9 %
          Broadcasting & Cable TV - 1.2 %
131,073   CBS Corp. (Class B)                               $4,128,800
          Publishing - 2.7 %
57,384    Idearc, Inc.                                      $1,805,874
75,127    McGraw-Hill Co., Inc.                              3,824,716
216,600   New York Times Co. (b)                             4,280,016
                                                            $9,910,606
          Total Media                                       $14,039,406
          Retailing - 1.4 %
          Department Stores - 0.3 %
37,497    Macys, Inc.                                       $1,211,903
          Distributors - 1.1 %
75,841    Genuine Parts Co.                                 $3,792,050
          Total Retailing                                   $5,003,953
          Food Beverage & Tobacco - 7.8 %
          Packaged Foods & Meats - 6.9 %
128,028   Campbell Soup Co.                                 $4,737,036
32,514    ConAgra, Inc.                                        849,591
67,085    General Mills, Inc.                                3,891,601
127,301   H.J. Heinz Co., Inc.                               5,881,306
44,868    Kellogg Co.                                        2,512,608
112,053   Kraft Foods, Inc.                                  3,866,949
25,997    The J.M. Smucker Co.                               1,388,760
26,812    William Wrigley Jr. Co.                            1,722,135
                                                            $24,849,986
          Soft Drinks - 0.9 %
25,115    Coca-Cola Co.                                     $1,443,359
26,454    PepsiCo, Inc.                                      1,938,020
                                                            $3,381,379
          Total Food Beverage & Tobacco                     $28,231,365
          Household & Personal Products - 2.3 %
          Household Products - 2.3 %
47,729    Clorox Co.                                        $2,910,992
77,174    Colgate-Palmolive Co.                              5,504,050
                                                            $8,415,042
          Total Household & Personal Products               $8,415,042
          Pharmaceuticals & Biotechnology - 6.4 %
          Pharmaceuticals - 6.4 %
80,549    Abbott Laboratories                               $4,319,037
65,190    Eli Lilly & Co.                                    3,711,267
177,117   Merck & Co., Inc.                                  9,155,178
251,558   Pfizer, Inc.                                       6,145,562
                                                            $23,331,044
          Total Pharmaceuticals & Biotechnology             $23,331,044
          Banks - 11.8 %
          Diversified Banks - 4.0 %
181,168   U.S. Bancorp                                      $5,893,395
101,563   Wachovia Corp.                                     5,093,384
101,732   Wells Fargo  & Co.                                 3,623,694
                                                            $14,610,473
          Regional Banks - 5.1 %
114,692   First Horizon National Corp. (b)                  $3,057,689
84,109    National City Corp.                                2,110,295
157,478   Regions Financial Corp.                            4,642,451
69,561    SunTrust Banks, Inc.                               5,263,681
129,855   Whitney Holding Corp.                              3,425,575
                                                            $18,499,691
          Thrifts & Mortgage Finance - 2.7 %
276,848   Washington Mutual, Inc.                           $9,775,503
          Total Banks                                       $42,885,667
          Diversified Financials - 3.4 %
          Asset Management & Custody Banks - 0.8 %
23,366    State Street Corp.                                $1,592,627
24,900    T. Rowe Price Associates, Inc.                     1,386,681
                                                            $2,979,308
          Investment Banking & Brokerage - 1.0 %
42,192    A.G. Edwards, Inc.                                $3,533,580
          Other Diversified Finance Services - 1.6 %
118,144   Bank of America Corp.                             $5,939,099
          Total Diversified Financials                      $12,451,987
          Insurance - 4.0 %
          Life & Health Insurance - 1.1 %
62,306    Lincoln National Corp.                            $4,110,327
          Multi-Line Insurance - 0.4 %
14,187    Hartford Financial Services Group, Inc.           $1,313,007
          Property & Casualty Insurance - 2.5 %
96,721    Chubb Corp.                                       $5,188,114
63,123    Safeco Corp.                                       3,864,390
                                                            $9,052,504
          Total Insurance                                   $14,475,838
          Real Estate - 6.1 %
          Diversified Real Estate Investment Trusts - 0.6 %
49,891    Liberty Property Trust                            $2,006,117
          Residential Real Estate Investment Trusts - 1.9 %
51,149    Archstone-Smith Trust                             $3,076,101
87,903    Equity Residential Property Trust                  3,723,571
                                                            $6,799,672
          Retail Real Estate Investment Trusts - 2.7 %
53,081    Developers Diversifies Realty Corp.               $2,965,635
63,806    General Growth Properties TLB SC                   3,421,278
74,327    Kimco Realty Corp.                                 3,360,324
                                                            $9,747,237
          Specialized Real Estate Investment Trusts - 0.9 %
77,042    Plum Creek Timber Co., Inc.                       $3,448,400
          Total Real Estate                                 $22,001,426
          Software & Services - 0.6 %
          Data Processing & Outsourced Services - 0.6 %
50,839    Automatic Data Processing, Inc.                   $2,335,035
          Total Software & Services                         $2,335,035
          Semiconductors - 1.3 %
          Semiconductors - 1.3 %
126,322   Microchip Technology, Inc.                        $4,588,015
          Total Semiconductors                              $4,588,015
          Telecommunication Services - 8.8 %
          Integrated Telecommunication Services - 8.0 %
294,467   AT&T Corp.                                        $12,458,899
247,199   Citizens Utilities Co. (Class B)                   3,539,890
29,256    Embarq Corp.                                       1,626,634
172,954   Verizon Communications, Inc.                       7,658,403
259,196   Windstream Corp.                                   3,659,848
                                                            $28,943,674
          Wireless Telecommunication Services - 0.8 %
45,006    Alltel Corp.                                      $3,136,018
          Total Telecommunication Services                  $32,079,692
          Utilities - 12.0 %
          Electric Utilities - 1.6 %
86,688    Great Plains Energy, Inc. (b)                     $2,497,481
90,386    Southern Co.                                       3,279,204
                                                            $5,776,685
          Gas Utilities - 5.7 %
81,522    AGL Resources, Inc.                               $3,229,902
87,882    Atmos Energy Corp.                                 2,488,818
115,555   Equitable Resources, Inc.                          5,993,838
171,707   Questar Corp.                                      9,019,769
                                                            $20,732,327
          Multi-Utilities - 4.7 %
64,335    Consolidated Edison, Inc.                         $2,978,711
192,028   Duke Energy Corp.                                  3,589,003
117,372   NSTAR                                              4,085,719
131,616   PG&E Corp. (b)                                     6,291,245
                                                            $16,944,678
          Total Utilities                                   $43,453,690
          TOTAL COMMON STOCKS                               $359,518,495
          (Cost  $277,139,758)

          TEMPORARY CASH INVESTMENTS - 3.9 %
          Security Lending Collateral - 3.9 %
14,230,061Securities Lending Investment Fund, 5.24%         $14,230,061
          TEMPORARY CASH INVESTMENTS                        $14,230,061
          (Cost  $14,230,061)
          TOTAL INVESTMENT IN SECURITIES - 103.4%
          (Cost  $292,816,478)(a)                           $375,316,767
          OTHER ASSETS AND LIABILITIES - (3.4)%             $(12,190,073)
          TOTAL NET ASSETS - 100.0%                         $363,126,694

*         Non-income producing security.

(a) At September 30, 2007, the net unrealized loss on investments based on cost for federal income tax purposes of $290,925,790 was as follows:

          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost         $87,554,813

          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value          (3,163,836)

          Net unrealized loss                               $84,390,977

(b)       At September 30, 2007, the following securities were out on loan:
Shares                         Security                         Value
103,223   First Horizon National Corp.                      $2,751,925
18,558    Gorman-Rupp Co.                                     615,383
93        Great Plains Energy, Inc.                             2,679
120,703   Masco Corp.                                        2,796,689
18,362    Mine Safety Appliances Co.                          864,092
194,940   New York Times Co.                                 3,852,015
101,838   PG&E Corp.                                         4,867,856
          Total                                             $15,750,639


        Pioneer Equity Opportunity VCT Portfolio
        SCHEDULE OF INVESTMENTS  9/30/2007 (unaudited)

Shares                                                     Value

        COMMON STOCKS - 93.1 %
        Energy - 6.9 %
        Oil & Gas Exploration & Production - 1.0 %
310     Parallel Petroleum Corp. *                       $  5,267
310     Plains Exploration and Product *                   13,708
                                                         $ 18,975
        Oil & Gas Refining & Marketing - 5.9 %
905     Frontier Oil Corp.                               $ 37,684
900     Tesoro Petroleum Corp.                             41,418
451     Valero Energy Corp.                                30,298
1,300   Verenium Corp. *                                    6,864
                                                         $116,264
        Total Energy                                     $135,239
        Materials - 6.3 %
        Construction Materials - 2.1 %
522     Texas Industries, Inc.                           $ 40,977
        Diversified Chemical - 0.7 %
250     FMC Corp.                                        $ 13,005
        Diversified Metals & Mining - 2.9 %
186     Freeport-McMoRan Copper & Gold, Inc. (Class B)   $ 19,510
565     Market Vectors Gold Miners                       $ 25,623
3,130   Polyment Mining Corp. *                            11,863
                                                         $ 56,996
        Specialty Chemicals - 0.6 %
150     Arch Chemicals, Inc.                             $  7,032
221     RPM, Inc.                                           5,293
                                                         $ 12,325
        Total Materials                                  $123,303
        Capital Goods - 17.4 %
        Aerospace & Defense - 2.5 %
310     Esterline Technologies Corp. *                   $ 17,686
390     United Technologies Corp.                          31,387
                                                         $ 49,073
        Construction & Engineering - 0.8 %
400     KBR, Inc. *                                      $ 15,508
        Construction & Farm Machinery & Heavy Trucks - 0.5 %
169     Oshkosh Truck Corp.                              $ 10,473
        Electrical Component & Equipment - 8.5 %
394     Ameteck, Inc.                                    $ 17,029
720     Belden CDT, Inc.                                   33,775
736     Cooper Industries, Inc.                            37,602
498     General Cable Corp. *                              33,426
220     Rockwell International Corp.                       15,292
490     Thomas & Betts Corp. *                             28,734
                                                         $165,858
        Industrial Conglomerates - 0.5 %
1,100   Cardiome Pharma Corp. *                          $ 10,384
        Industrial Machinery - 3.9 %
648     Idex Corp.                                       $ 23,581
118     Kennametal, Inc.                                    9,910
1,115   Pall Corp.                                         43,374
                                                         $ 76,865
        Trading Companies & Distributors - 0.7 %
310     Wesco International, Inc. *                      $ 13,311
        Total Capital Goods                              $341,472
        Commercial Services & Supplies - 0.6 %
        Office Services & Supplies - 0.6 %
214     Avery Dennison Corp.                             $ 12,202
        Total Commercial Services & Supplies             $ 12,202
        Consumer Services - 1.6 %
        Casinos & Gaming - 1.6 %
730     International Game Technology                    $ 31,463
        Total Consumer Services                          $ 31,463
        Media - 1.4 %
        Advertising - 1.4 %
2,700   The Interpublic Group of Companies, Inc. *       $ 28,026
        Total Media                                      $ 28,026
        Retailing - 0.5 %
        Department Stores - 0.5 %
80      Sears Holdings Corp. *                           $ 10,176
        Total Retailing                                  $ 10,176
        Food & Drug Retailing - 0.9 %
        Drug Retail - 0.9 %
200     CVS Corp.                                        $  7,926
200     Walgreen Co.                                        9,448
                                                         $ 17,374
        Total Food & Drug Retailing                      $ 17,374
        Food Beverage & Tobacco - 1.8 %
        Tobacco - 1.8 %
430     Loews Corp Carolina Group                        $ 35,359
        Total Food Beverage & Tobacco                    $ 35,359
        Household & Personal Products - 1.6 %
        Household Products - 1.6 %
668     Church & Dwight Co., Inc.                        $ 31,423
        Total Household & Personal Products              $ 31,423
        Health Care Equipment & Services - 8.8 %
        Health Care Distributors - 0.2 %
93      Owens & Minor, Inc.                              $  3,542
        Health Care Equipment - 6.1 %
319     Gen-Probe, Inc. *                                $ 21,239
780     Medtronic, Inc.                                    44,000
2,600   Thoratec Corp. *                                   53,794
                                                         $119,033
        Health Care Services - 0.6 %
389     Omnicare, Inc.                                   $ 12,888
        Health Care Supplies - 1.9 %
211     Haemonetics Corp. *                              $ 10,428
483     Inverness Medical Innovations, Inc. *              26,720
                                                         $ 37,148
        Total Health Care Equipment & Services           $172,611
        Pharmaceuticals & Biotechnology - 10.3 %
        Biotechnology - 4.3 %
210     Amgen, Inc. *                                    $ 11,880
1,028   BioMarin Pharmaceutical, Inc. *                    25,597
1,230   Vertex Pharmaceuticals, Inc. *                     47,244
                                                         $ 84,721
        Life Sciences Tools & Services - 6.0 %
444     Applera Corp., Applied Biosystems Group          $ 15,380
84      Bio-Rad Laboratories, Inc. *                        7,602
92      Millipore Corp. *                                   6,974
1,910   PerkinElmer, Inc.                                  55,791
315     Pharmaceutical Product Development, Inc.           11,164
372     Thermo Fisher Scientific, Inc. *                   21,472
                                                         $118,383
        Total Pharmaceuticals & Biotechnology            $203,104
        Banks - 1.2 %
        Regional Banks - 1.2 %
340     Zions Bancorporation                             $ 23,348
        Total Banks                                      $ 23,348
        Diversified Financials - 3.6 %
        Consumer Finance - 0.8 %
440     The First Marblehead Corp.                       $ 16,689
        Investment Banking & Brokerage - 2.8 %
440     Investment Technology Group, Inc. *              $ 18,911
843     Lazard, Ltd.                                       35,743
                                                         $ 54,654
        Total Diversified Financials                     $ 71,343
        Insurance - 6.2 %
        Life & Health Insurance - 1.0 %
790     Unum Group                                       $ 19,331
        Multi-Line Insurance - 1.3 %
271     Hartford Financial Services Group, Inc.          $ 25,081
        Property & Casualty Insurance - 3.4 %
810     Ambac Financial Group, Inc.                      $ 50,957
270     MBIA, Inc.                                         16,484
                                                         $ 67,441
        Reinsurance - 0.5 %
1,110   Ram Holdings, Ltd. *                             $ 10,323
        Total Insurance                                  $122,176
        Real Estate - 0.4 %
        Mortgage Real Estate Investment Trust - 0.4 %
480     Annaly Capital Management, Inc.                  $  7,646
        Total Real Estate                                $  7,646
        Technology Hardware & Equipment - 11.1 %
        Communications Equipment - 3.4 %
870     Cisco Systems, Inc. *                            $ 28,806
319     CommScope, Inc. *                                  16,027
580     Nokia Corp. (A.D.R.)                               21,999
                                                         $ 66,832
        Computer Hardware - 1.3 %
4,430   Sun Microsystems, Inc. *                         $ 24,852
        Electronic Equipment & Instruments - 6.4 %
1,117   Agilent Technologies Inc. *                      $ 41,195
1,450   Amphenol Corp.                                     57,652
291     Itron, Inc. *                                      27,083
                                                         $125,930
        Total Technology Hardware & Equipment            $217,614
        Semiconductors - 3.9 %
        Semiconductor Equipment - 0.7 %
447     FEI Co. *                                        $ 14,049
        Semiconductors - 3.2 %
1,480   Infineon Technologies AG *                       $ 25,511
1,190   Intel Corp.                                        30,773
159     Texas Instruments, Inc.                             5,818
                                                         $ 62,102
        Total Semiconductors                             $ 76,151
        Utilities - 8.5 %
        Gas Utilities - 1.8 %
1,150   Southern Union Co.                               $ 35,777
        Independent Power Producer & Energy Traders - 2.9 %
1,340   NRG Energy, Inc. *                               $ 56,669
        Multi-Utilities - 3.8 %
940     NSTAR                                            $ 32,721
483     Public Service Enterprise Group, Inc.              42,499
                                                         $ 75,220
        Total Utilities                                  $167,666
        TOTAL COMMON STOCKS
        (Cost  $1,624,567)                               $1,827,696
        TOTAL INVESTMENT IN SECURITIES-93.1%
        (Cost  $1,624,567)                               $1,827,696
        OTHER ASSETS AND LIABILITIES-6.9%                $135,686
        TOTAL NET ASSETS-100.0%                          $1,963,382

*       Non-income producing security.

(A.D.R.)American Depositary Receipt

(a) At September 30, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $1,624,567 was as follows:

        Aggregate gross unrealized gain for all investments in
        which there is an excess of value over tax cost    $ 255,415

        Aggregate gross unrealized loss for all investments in
        which there is an excess of tax cost over value       (52,286)

        Net unrealized gain                                $ 203,129


         Pioneer Fund VCT Portfolio
         Schedule of Investments  9/30/2007 (unaudited)

Shares                                                             Value

         COMMON STOCKS - 99.5 %
         Energy - 6.9 %
         Integrated Oil & Gas - 4.8 %
169,619  Chevron Corp.                                          $15,872,946
108,244  Exxon Mobil Corp.                                       10,019,065
                                                                $25,892,011
         Oil & Gas Equipment And Services - 0.8 %
63,522   Weatherford International, Inc. *                      $ 4,267,408
         Oil & Gas Explration & Production - 1.3 %
75,074   Apache Corp.                                           $ 6,761,164
         Total Energy                                           $36,920,583
         Materials - 5.8 %
         Aluminum - 1.4 %
186,505  Alcoa, Inc.                                            $ 7,296,076
         Diversified Chemical - 1.0 %
68,441   Dow Chemical Co.                                       $ 2,947,069
52,365   E.I. du Pont de Nemours and Co.                          2,595,209
                                                                $ 5,542,278
         Diversified Metals & Mining - 1.9 %
119,624  Rio Tinto Plc                                          $10,344,283
         Industrial Gases - 1.1 %
32,345   Air Products & Chemicals, Inc.                         $ 3,162,047
28,706   Praxair, Inc.                                            2,404,415
                                                                $ 5,566,462
         Specialty Chemicals - 0.4 %
50,012   Ecolab, Inc.                                           $ 2,360,566
         Total Materials                                        $31,109,665
         Capital Goods - 11.7 %
         Aerospace & Defense - 3.0 %
83,986   General Dynamics Corp.                                 $ 7,094,297
109,040  United Technologies Corp.                                8,775,539
                                                                $15,869,836
         Construction & Farm Machinery & Heavy Trucks - 5.6 %
88,630   Caterpillar, Inc.                                      $ 6,951,251
76,316   Deere & Co.                                             11,326,821
133,584  PACCAR, Inc.                                            11,388,036
                                                                $29,666,108
         Electrical Component & Equipment - 1.2 %
73,608   Emerson Electric Co.                                   $ 3,917,418
36,033   Rockwell International Corp.                             2,504,654
                                                                $ 6,422,072
         Industrial Conglomerates - 1.6 %
42,568   3M Co.                                                 $ 3,983,513
109,125  General Electric Co.                                     4,517,775
                                                                $ 8,501,288
         Industrial Machinery - 0.3 %
15,980   Parker Hannifin Corp.                                  $ 1,787,043
         Total Capital Goods                                    $62,246,347
         Transportation - 3.8 %
         Airlines - 1.1 %
113,255  Delta Air Lines, Inc. *                                $ 2,032,927
255,109  Southwest Airlines Co.                                   3,775,613
                                                                $ 5,808,540
         Railroads - 2.7 %
48,233   Burlington Northern, Inc.                              $ 3,915,073
199,280  Norfolk Southern Corp.                                  10,344,625
                                                                $14,259,698
         Total Transportation                                   $20,068,238
         Automobiles & Components - 2.7 %
         Auto Parts & Equipment - 1.9 %
86,547   Johnson Controls, Inc.                                 $10,222,066
         Automobile Manufacturers - 0.8 %
486,654  Ford Motor Corp. *                                     $ 4,131,692
         Total Automobiles & Components                         $14,353,758
         Consumer Durables & Apparel - 0.2 %
         Apparel, Accessories & Luxury Goods - 0.2 %
23,318   Liz Claiborne, Inc.                                    $   800,507
         Total Consumer Durables & Apparel                      $   800,507
         Media - 4.8 %
         Movies & Entertainment - 0.4 %
68,655   The Walt Disney Co.                                    $ 2,361,045
         Publishing - 4.4 %
248,535  Elsevier NV                                            $ 4,723,739
62,622   Gannett Co.                                              2,736,581
122,298  John Wiley & Sons, Inc.                                  5,494,849
207,169  McGraw-Hill Co., Inc.                                   10,546,974
                                                                $23,502,143
         Total Media                                            $25,863,188
         Retailing - 4.6 %
         Department Stores - 1.7 %
66,000   J.C. Penney Co., Inc.                                  $ 4,182,420
105,010  Nordstrom, Inc.                                          4,923,919
                                                                $ 9,106,339
         General Merchandise Stores - 1.7 %
147,146  Target Corp.                                           $ 9,354,071
         Home Improvement Retail - 0.7 %
138,233  Lowe's Companies, Inc.                                 $ 3,873,289
         Specialty Stores - 0.5 %
28,331   Barnes & Noble, Inc.                                   $   998,951
67,437   Staples Inc.                                             1,449,221
                                                                $ 2,448,172
         Total Retailing                                        $24,781,871
         Food & Drug Retailing - 3.0 %
         Drug Retail - 2.2 %
73,681   CVS Corp.                                              $ 2,919,978
192,145  Walgreen Co.                                             9,076,930
                                                                $11,996,908
         Food Distributors - 0.8 %
113,575  Sysco Corp.                                            $ 4,042,134
         Total Food & Drug Retailing                            $16,039,042
         Food Beverage & Tobacco - 7.4 %
         Packaged Foods & Meats - 5.2 %
116,126  Campbell Soup Co.                                      $ 4,296,662
58,804   General Mills, Inc.                                      3,411,220
100,030  H.J. Heinz Co., Inc.                                     4,621,386
98,214   Hershey Foods Corp.                                      4,558,112
42,651   Kellogg Co.                                              2,388,456
165,488  Kraft Foods, Inc.                                        5,710,991
158,921  Sara Lee Corp.                                           2,652,391
                                                                $27,639,218
         Soft Drinks - 2.2 %
61,802   Coca-Cola Co.                                          $ 3,551,761
110,447  PepsiCo, Inc.                                            8,091,347
                                                                $11,643,108
         Total Food Beverage & Tobacco                          $39,282,326
         Household & Personal Products - 1.7 %
         Household Products - 1.4 %
13,918   Clorox Co.                                             $   848,859
94,687   Colgate-Palmolive Co.                                    6,753,077
                                                                $ 7,601,936
         Personal Products - 0.3 %
38,100   Estee Lauder Co.                                       $ 1,617,726
         Total Household & Personal Products                    $ 9,219,662
         Health Care Equipment & Services - 4.8 %
         Health Care Equipment - 4.8 %
102,311  Becton, Dickinson & Co.                                $ 8,394,618
62,290   C. R. Bard, Inc.                                         5,493,355
73,263   Medtronic, Inc.                                          4,132,766
101,539  St. Jude Medical, Inc. *                                 4,474,824
38,370   Zimmer Holdings, Inc. *                                  3,107,586
                                                                $25,603,149
         Total Health Care Equipment & Services                 $25,603,149
         Pharmaceuticals & Biotechnology - 7.2 %
         Pharmaceuticals - 7.2 %
100,279  Abbott Laboratories                                    $ 5,376,960
71,046   Barr Pharmaceuticals, Inc. *                             4,043,228
78,145   Eli Lilly & Co.                                          4,448,795
62,278   Merck & Co., Inc.                                        3,219,150
37,434   Novartis AG (A.D.R.)                                     2,057,373
200,050  Pfizer, Inc.                                             4,887,222
49,963   Roche Holdings AG (A.D.R.)                               4,529,995
242,880  Schering-Plough Corp.                                    7,682,294
48,339   Teva Pharmaceutical Industries Ltd.                      2,149,635
                                                                $38,394,652
         Total Pharmaceuticals & Biotechnology                  $38,394,652
         Banks - 6.4 %
         Diversified Banks - 2.9 %
27,930   Banco Bilbao Vizcaya (A.D.R.)                          $   650,210
198,479  U.S. Bancorp                                             6,456,522
53,502   Wachovia Corp.                                           2,683,125
162,456  Wells Fargo  & Co.                                       5,786,683
                                                                $15,576,540
         Regional Banks - 2.5 %
81,070   First Horizon National Corp.                           $ 2,161,326
166,254  National City Corp.                                      4,171,313
74,121   SunTrust Banks, Inc.                                     5,608,736
21,301   Zions Bancorporation                                     1,462,740
                                                                $13,404,115
         Thrifts & Mortgage Finance - 1.0 %
142,838  Washington Mutual, Inc.                                $ 5,043,610
         Total Banks                                            $34,024,265
         Diversified Financials - 4.4 %
         Asset Management & Custody Banks - 2.0 %
42,929   Federated Investors, Inc.                              $ 1,704,281
102,009  State Street Corp.                                       6,952,933
36,452   T. Rowe Price Associates, Inc.                           2,030,012
                                                                $10,687,226
         Consumer Finance - 0.7 %
60,264   American Express Co.                                   $ 3,577,874
         Investment Banking & Brokerage - 0.9 %
66,316   Merrill Lynch & Co., Inc.                              $ 4,727,004
         Diversified Financial Services - 0.8 %
84,481   Bank of America Corp.                                  $ 4,246,860
         Total Diversified Financials                           $23,238,964
         Insurance - 3.8 %
         Life & Health Insurance - 0.9 %
70,296   MetLife, Inc.                                          $ 4,901,740
         Multi-Line Insurance - 0.8 %
45,811   Hartford Financial Services Group, Inc.                $ 4,239,808
         Property & Casualty Insurance - 2.1 %
150,553  Chubb Corp.                                            $ 8,075,663
49,486   Safeco Corp.                                             3,029,533
                                                                $11,105,196
         Total Insurance                                        $20,246,744
         Software & Services - 3.3 %
         Application Software - 0.7 %
84,146   Adobe Systems, Inc. *                                  $ 3,673,814
         Data Processing & Outsourced Services - 1.6 %
87,161   Automatic Data Processing, Inc.                        $ 4,003,305
36,139   DST Systems, Inc. *                                      3,101,088
27,448   Fiserv, Inc. *                                           1,396,005
                                                                $ 8,500,398
         Systems Software - 1.0 %
176,985  Microsoft Corp.                                        $ 5,213,978
         Total Software & Services                              $17,388,190
         Technology Hardware & Equipment - 8.7 %
         Communications Equipment - 4.0 %
135,710  Cisco Systems, Inc. *                                  $ 4,493,358
65,300   Corning, Inc. *                                          1,609,645
281,233  Motorola, Inc.                                           5,211,247
267,615  Nokia Corp. (A.D.R.)                                    10,150,637
                                                                $21,464,887
         Computer Hardware - 3.1 %
147,500  Dell, Inc. *                                           $ 4,071,000
172,333  Hewlett-Packard Co.                                      8,580,460
728,805  Sun Microsystems, Inc. *                                 4,088,596
                                                                $16,740,056
         Computer Storage & Peripherals - 0.3 %
85,099   EMC Corp. *                                            $ 1,770,059
         Office Electronics - 1.3 %
122,888  Canon, Inc. (A.D.R.)                                   $ 6,671,590
         Total Technology Hardware & Equipment                  $46,646,592
         Semiconductors - 3.2 %
         Semiconductor Equipment - 0.6 %
146,225  Applied Materials, Inc.                                $ 3,026,858
         Semiconductors - 2.6 %
251,922  Intel Corp.                                            $ 6,514,703
206,248  Texas Instruments, Inc.                                  7,546,614
                                                                $14,061,317
         Total Semiconductors                                   $17,088,175
         Telecommunication Services - 4.4 %
         Integrated Telecommunication Services - 4.1 %
408,490  AT&T Corp.                                             $17,283,212
84,963   Verizon Communications, Inc.                             3,762,162
58,192   Windstream Corp.                                           821,671
                                                                $21,867,045
         Wireless Telecommunication Services - 0.3 %
22,667   Alltel Corp.                                           $ 1,579,437
         Total Telecommunication Services                       $23,446,482
         Utilities - 0.8 %
         Electric Utilities - 0.4 %
54,847   Southern Co.                                           $ 1,989,849
         Multi-Utilities - 0.4 %
47,709   Consolidated Edison, Inc.                              $ 2,208,927
         Total Utilities                                        $ 4,198,776
         TOTAL COMMON STOCK
         (Cost  $350,985,742)                                   $530,961,176
         TOTAL INVESTMENT IN SECURITIES- 99.5%
         (Cost  $350,985,742) (a)                               $530,961,176
         OTHER ASSETS AND LIABILITIES- 0.5%                     $ 2,557,689
         TOTAL NET ASSETS- 100.0%                               $533,518,865

*        Non-income producing security.

(A.D.R.) American Depositary Receipt

(a) At September 30, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $351,379,428 was as follows:

         Aggregate gross unrealized gain for all investments in
         which there is an excess of value over tax cost          $ 185,101,644

         Aggregate gross unrealized loss for all investments in
         which there is an excess of tax cost over value          (5,519,896)

         Net unrealized gain                                      $ 179,581,748



                    Pioneer Growth Shares VCT Portfolio
                Schedule of Investments  9/30/07 (unaudited)

Shares                                                                 Value
        COMMON STOCKS - 99.3 %
        Energy - 7.9 %
        Integrated Oil & Gas - 7.9 %
15,700  Hess Corp.                                                  $ 1,044,521
 4,800  Suncor Energy, Inc.                                            455,088
15,300  USX-Marathon Group, Inc.                                       872,406
                                                                    $ 2,372,015
        Total Energy                                                $ 2,372,015
        Capital Goods - 13.1 %
        Aerospace & Defense - 8.2 %
 3,000  Boeing Co.                                                  $  314,970
 2,200  General Dynamics Corp.                                         185,834
 6,600  Honeywell International, Inc.                                  392,502
 4,600  L-3 Communications Holdings, Inc.                              469,844
13,500  United Technologies Corp.                                     1,086,480
                                                                    $ 2,449,630
        Industrial Conglomerates - 4.9 %
10,000  3M Co.                                                      $  935,800
13,200  General Electric Co.                                           546,480
                                                                    $ 1,482,280
        Total Capital Goods                                         $ 3,931,910
        Consumer Durables & Apparel - 2.0 %
        Footwear - 2.0 %
10,000  Nike, Inc.                                                  $  586,600
        Total Consumer Durables & Apparel                           $  586,600
        Media - 1.5 %
        Movies & Entertainment - 1.5 %
 8,800  The Walt Disney Co.                                         $  302,632
 3,850  Viacom, Inc. (Class B) *                                       150,035
                                                                    $  452,667
        Total Media                                                 $  452,667
        Retailing - 4.6 %
        Apparel Retail - 3.0 %
 3,800  Abercrombie & Fitch Co.                                     $  306,660
20,400  TJX Companies, Inc.                                            593,028
                                                                    $  899,688
        Home Improvement Retail - 1.6 %
15,000  Home Depot, Inc.                                            $  486,600
        Total Retailing                                             $ 1,386,288
        Food & Drug Retailing - 4.6 %
        Drug Retail - 3.3 %
25,100  CVS Corp.                                                   $  994,713
        Food Retail - 1.3 %
19,774  Winn-Dixie Stores, Inc. *                                   $  370,169
        Total Food & Drug Retailing                                 $ 1,364,882
        Household & Personal Products - 1.7 %
        Household Products - 1.7 %
 7,300  Procter & Gamble Co.                                        $  513,482
        Total Household & Personal Products                         $  513,482
        Health Care Equipment & Services - 2.5 %
        Health Care Equipment - 2.5 %
13,200  Medtronic, Inc.                                             $  744,612
        Total Health Care Equipment & Services                      $  744,612
        Pharmaceuticals & Biotechnology - 15.1 %
        Biotechnology - 5.5 %
22,300  Cubist Pharmaceuticals, Inc. *                              $  471,199
15,600  Gilead Sciences, Inc. *                                        637,572
14,100  Vertex Pharmaceuticals, Inc. *                                 541,581
                                                                    $ 1,650,352
        Pharmaceuticals - 9.6 %
32,600  Bristol-Myers Squibb Co.                                    $  939,532
15,400  Eli Lilly & Co.                                                876,722
23,404  Teva Pharmaceutical Industries, Ltd.                          1,040,776
                                                                    $ 2,857,030
        Total Pharmaceuticals & Biotechnology                       $ 4,507,382
        Diversified Financials - 10.4 %
        Asset Management & Custody Banks - 3.2 %
 5,100  Franklin Resources, Inc.                                    $  650,250
 3,600  Legg Mason, Inc.                                               303,444
                                                                    $  953,694
        Consumer Finance - 2.6 %
13,100  American Express Co.                                        $  777,747
        Investment Banking & Brokerage - 2.1 %
 8,800  Merrill Lynch & Co., Inc.                                   $  627,264
        Diversified Financial Services - 2.5 %
 6,300  Citigroup, Inc.                                             $  294,021
 9,900  J.P. Morgan Chase & Co.                                        453,618
                                                                    $  747,639
        Total Diversified Financials                                $ 3,106,344
        Software & Services - 4.0 %
        Systems Software - 4.0 %
12,800  Microsoft Corp.                                             $  377,088
37,800  Oracle Corp. *                                                 818,370
                                                                    $ 1,195,458
        Total Software & Services                                   $ 1,195,458
        Technology Hardware & Equipment - 20.0 %
        Communications Equipment - 17.6 %
54,450  Cisco Systems, Inc. *                                       $ 1,802,840
50,100  Corning, Inc. *                                               1,234,965
11,520  F5 Networks, Inc. *                                            428,429
20,980  Juniper Networks, Inc. *  (b)                                  768,078
13,100  Nokia Corp. (A.D.R.)                                           496,883
12,300  Qualcomm, Inc.                                                 519,798
                                                                    $ 5,250,993
        Computer Hardware - 2.4 %
14,600  Hewlett-Packard Co.                                         $  726,934
        Total Technology Hardware & Equipment                       $ 5,977,927
        Semiconductors - 12.0 %
        Semiconductor Equipment - 1.8 %
25,500  Applied Materials, Inc.                                     $  527,850
        Semiconductors - 10.2 %
12,900  Broadcom Corp. *                                            $  470,076
54,800  Intel Corp.                                                   1,417,128
31,700  Texas Instruments, Inc.                                       1,159,903
                                                                    $ 3,047,107
        Total Semiconductors                                        $ 3,574,957
        TOTAL COMMON STOCKS
        (Cost  $24,860,452)                                         $ 29,714,524

        TEMPORARY CASH INVESTMENT - 2.9 %
        Security Lending Collateral - 2.9 %
865,011 Securities Lending Investment Fund, 5.24%                   $  865,011
        TOTAL TEMPORARY CASH INVESTMENT
        (Cost  $865,011)                                            $  865,011
        TOTAL INVESTMENT IN SECURITIES - 102.2%
        (Cost  $25,725,463)(a)                                      $ 30,579,535
        OTHER ASSETS AND LIABILITIES - (2.2)%                       $ (665,020)
        TOTAL NET ASSETS - 100.0%                                   $ 29,914,515

    *   Non-income producing security.

(A.D.R.)American Depositary Receipt

  (a) At September 30, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $26,101,026 was as follows:

        Aggregate gross unrealized gain for all investments in which
        there is an excess of value over tax cost                   $ 4,949,984

        Aggregate gross unrealized loss for all investments in which
        there is an excess of tax cost over value                     (471,475)

        Net unrealized gain                                         $ 4,478,509

  (b)   At September 30, 2007, the following securities were out on loan:

Shares                            Security                             Value
20,095  Juniper Networks, Inc. *                                    $ 735,678


          Pioneer Growth Opportunities VCT
          SCHEDULE OF INVESTMENTS  9/30/07 (unaudited)

 Shares                                                              Value
          COMMON STOCKS - 98.0 %
          Energy - 6.3 %
          Oil & Gas Drilling - 2.9 %
 127,000  Grey Wolf, Inc. *                                      $   831,850
  55,700  Helmerich & Payne, Inc.                                  1,828,631
 170,300  Parker Drilling Co. *                                    1,382,836
  78,100  Pride International, Inc. *                              2,854,555
                                                                 $ 6,897,872
          Oil & Gas Equipment & Services - 2.9 %
  47,000  Dresser-Rand Group, Inc. *                             $ 2,007,370
  45,700  Hornbeck Offshore Services *                             1,677,190
  44,800  Superior Energy Services, Inc. *                         1,587,712
  21,700  W-H Energy Services, Inc. *                              1,600,375
                                                                 $ 6,872,647
          Oil & Gas Exploration & Production - 0.5 %
  27,600  Helix Energy Solutions Group *                         $ 1,171,896
          Total Energy                                           $ 14,942,415
          Materials - 4.1 %
          Construction Materials - 0.6 %
  11,500  Martin Marietta Materials, Inc. (a)                    $ 1,535,825
          Fertilizers & Agricultural Chemicals - 1.2 %
  90,200  Terra Industries, Inc. *                               $ 2,819,652
          Specialty Chemicals - 1.4 %
  31,500  Albemarle Corp.                                        $ 1,392,300
  66,600  H.B. Fuller Co.                                          1,976,688
                                                                 $ 3,368,988
          Steel - 0.9 %
  24,200  Cleveland-Cliffs, Inc. (a)                             $ 2,128,874
          Total Materials                                        $ 9,853,339
          Capital Goods - 13.5 %
          Aerospace & Defense - 2.1 %
  21,800  Ceradyne, Inc. * (a)                                   $ 1,651,132
  20,900  EDO Corp. * (a)                                          1,170,609
  39,800  Teledyne Technologies, Inc. *                            2,124,922
                                                                 $ 4,946,663
          Building Products - 0.4 %
  38,700  Goodman Global, Inc. *                                 $   924,156
          Construction & Engineering - 0.9 %
  13,700  Granite Construction, Inc.                             $   726,374
  27,200  Perini Corp. *                                           1,521,296
                                                                 $ 2,247,670
          Construction, Farm Machinery & Heavy Trucks - 2.9 %
  22,300  Terex Corp. *                                          $ 1,985,146
  23,400  The Manitowoc Co., Inc.                                  1,036,152
  25,500  The Toro Co. *                                           1,500,165
  61,900  Wabtec Corp. (a)                                         2,318,774
                                                                 $ 6,840,237
          Electrical Component & Equipment - 3.2 %
  29,600  Acuity Brands, Inc. (a)                                $ 1,494,208
  31,900  Belden CDT, Inc.                                         1,496,429
  18,100  Regal-Beloit Corp.                                         866,809
  62,500  Thomas & Betts Corp. *                                   3,665,000
                                                                 $ 7,522,446
          Industrial Conglomerates - 0.6 %
 158,500  Cardiome Pharma Corp. *                                $ 1,496,240
          Industrial Machinery - 3.4 %
  30,100  Barnes Group, Inc. *                                   $   960,792
  80,400  Crane Co.                                                3,856,788
  24,100  Gardner Denver, Inc. *                                     939,900
  66,750  Idex Corp.                                               2,429,033
                                                                 $ 8,186,513
          Total Capital Goods                                    $ 32,163,925
          Commercial Services & Supplies - 3.9 %
          Diversified Commercial Services - 1.8 %
  19,100  Corporate Executive Board Co.                          $ 1,417,984
  43,100  School Specialty, Inc. * (a)                             1,492,553
  13,300  The Dun & Bradstreet Corp.                               1,311,513
                                                                 $ 4,222,050
          Environmental & Facilities Services - 0.6 %
  41,600  Republic Services, Inc.                                $ 1,360,736
          Human Resource & Employment Services - 0.7 %
  91,100  Labor Ready, Inc. *                                    $ 1,686,261
          Office Services & Supplies - 0.8 %
  57,200  Knoll, Inc.                                            $ 1,014,728
  38,900  Miller (Herman), Inc.                                    1,055,746
                                                                 $ 2,070,474
          Total Commercial Services & Supplies                   $ 9,339,521
          Transportation - 0.9 %
          Air Freight & Couriers - 0.3 %
  14,500  Atlas Air Worldwide Holdings, Inc. *                   $   748,635
          Railroads - 0.3 %
  21,900  Kansas City Southern Industries, Inc. *                $   704,523
          Trucking - 0.3 %
  14,900  Con-Way, Inc. *                                        $   685,400
          Total Transportation                                   $ 2,138,558
          Automobiles & Components - 0.7 %
          Tires & Rubber - 0.7 %
  69,500  Cooper Tire & Rubber Co.                               $ 1,695,800
          Total Automobiles & Components                         $ 1,695,800
          Consumer Durables & Apparel - 5.1 %
          Apparel, Accessories & Luxury Goods - 1.5 %
  43,800  Phillips-Van Heusen Corp.                              $ 2,298,624
  30,100  The Warnaco Group, Inc. *                                1,176,007
                                                                 $ 3,474,631
          Footwear - 2.5 %
  12,900  Deckers Outdoor Corp. * (a)                            $ 1,416,420
  84,100  Iconix Brand Group, Inc. * (a)                           2,000,739
  90,000  Wolverine World Wide, Inc.                               2,466,000
                                                                 $ 5,883,159
          Household Appliances - 0.5 %
  26,800  Snap-On, Inc.                                          $ 1,327,672
          Housewares & Specialties - 0.6 %
  45,600  Jarden Corp. *                                         $ 1,410,864
          Total Consumer Durables & Apparel                      $ 12,096,326
          Consumer Services - 4.3 %
          Casinos & Gaming - 1.9 %
  84,100  Monarch Casino & Resort, Inc. *                        $ 2,392,645
  58,200  Scientific Games Corp. * (a)                             2,188,320
                                                                 $ 4,580,965
          Education Services - 0.8 %
  50,100  DeVry, Inc.                                            $ 1,854,201
          Hotels, Resorts & Cruise Lines - 0.8 %
  53,100  Ambassadors Group, Inc.                                $ 2,023,110
          Restaurants - 0.5 %
  35,200  Wendy's International, Inc. *                          $ 1,228,832
          Specialized Consumer Services - 0.3 %
  13,000  Sotheby's Holding, Inc.                                $   621,270
          Total Consumer Services                                $ 10,308,378
          Media - 2.3 %
          Movies & Entertainment - 0.8 %
  76,900  Marvel Entertainment, Inc. * (a)                       $ 1,802,536
          Publishing - 1.5 %
  55,300  Interactive Data Corp.                                 $ 1,559,460
  33,400  Morningstar, Inc. *                                      2,050,760
                                                                 $ 3,610,220
          Total Media                                            $ 5,412,756
          Retailing - 4.2 %
          Apparel Retail - 1.7 %
  29,800  Abercrombie & Fitch Co.                                $ 2,404,860
  32,550  Aeropostale, Inc. * (a)                                    620,403
 236,100  Wet Seal, Inc.  *                                          913,707
                                                                 $ 3,938,970
          Computer & Electronics Retail - 0.6 %
  69,800  Radioshack Corp. * (a)                                 $ 1,442,068
          General Merchandise Stores - 0.8 %
  65,200  Big Lots, Inc. * (a)                                   $ 1,945,568
          Internet Retail - 1.1 %
  29,800  Priceline.com, Inc. * (a)                              $ 2,644,750
          Total Retailing                                        $ 9,971,356
          Food Beverage & Tobacco - 1.1 %
          Soft Drinks - 1.1 %
  46,100  Hansen Natural Corp. * (a)                             $ 2,612,948
          Total Food Beverage & Tobacco                          $ 2,612,948
          Household & Personal Products - 1.7 %
          Household Products - 1.0 %
  20,500  Energizer Holdings, Inc. *                             $ 2,272,425
          Personal Products - 0.7 %
  70,800  Bare Escentuals, Inc. * (a)                            $ 1,760,796
          Total Household & Personal Products                    $ 4,033,221
          Health Care Equipment & Services - 10.8 %
          Health Care Equipment - 3.8 %
  48,300  Edwards Lifesciences Group *                           $ 2,381,673
  27,700  Kinetic Concepts, Inc. *                                 1,558,956
 203,800  Thoratec Corp. *                                         4,216,622
  37,100  Wilson Greatbatch Technologies, Inc. *                     986,489
                                                                 $ 9,143,740
          Health Care Facilities - 1.5 %
  44,700  Psychiatric Solution, Inc. *                           $ 1,755,816
  40,600  VCA Antech, Inc. *                                       1,695,050
                                                                 $ 3,450,866
          Health Care Services - 3.4 %
  42,800  Amedisys, Inc. *                                       $ 1,644,376
  27,300  Chemed Corp.                                             1,696,968
  26,300  DaVita, Inc. *                                           1,661,634
  43,000  Inventive Health, Inc. *                                 1,884,260
  18,400  Pediatrix Medical Group, Inc. *                          1,203,728
                                                                 $ 8,090,966
          Health Care Supplies - 0.7 %
  39,400  West Pharmaceuticals Services, Inc.                    $ 1,641,404
          Health Care Technology - 0.7 %
  55,200  IMS Health, Inc.                                       $ 1,691,328
          Managed Health Care - 0.7 %
  16,200  WellCare Health Plans, Inc. *                          $ 1,707,966
          Total Health Care Equipment & Services                 $ 25,726,270
          Pharmaceuticals & Biotechnology - 9.3 %
          Biotechnology - 5.5 %
  83,100  Arena Pharmaceuticals, Inc. * (a)                      $   909,945
 133,000  Array Biopharma, Inc. *                                  1,493,590
 143,600  BioMarin Pharmaceutical, Inc. * (a)                      3,575,640
  28,300  Cephalon, Inc. * (a)                                     2,067,598
 115,500  Cubist Pharmaceuticals, Inc. * (a)                       2,440,515
  71,653  Vertex Pharmaceuticals, Inc. *                           2,752,192
                                                                 $ 13,239,480
          Life Sciences Tools & Services - 2.0 %
  51,300  Advanced Magnetics, Inc. *                             $ 2,934,360
  27,200  Varian, Inc. *                                           1,730,192
                                                                 $ 4,664,552
          Pharmaceuticals - 1.8 %
 121,800  Salix Pharmaceuticals, Ltd. * (a)                      $ 1,512,756
  60,800  Sciele Pharma, Inc. * (a)                                1,582,016
  38,200  Watson Pharmaceuticals, Inc. *                           1,237,680
                                                                 $ 4,332,452
          Total Pharmaceuticals & Biotechnology                  $ 22,236,484
          Banks - 1.2 %
          Regional Banks - 1.2 %
  16,900  Bank of Hawaii Corp.                                   $   893,165
  75,300  CVB Financial Corp. (a)                                    881,010
  27,400  East West Bancorp, Inc.                                    985,304
                                                                 $ 2,759,479
          Total Banks                                            $ 2,759,479
          Diversified Financials - 2.8 %
          Asset Management & Custody Banks - 2.3 %
  28,200  Cohen & Steers, Inc.                                   $ 1,044,246
  55,600  Federated Investors, Inc.                                2,207,320
  78,500  Waddell & Reed Financial, Inc.                           2,121,855
                                                                 $ 5,373,421
          Consumer Finance - 0.5 %
  36,900  World Acceptance Corp. * (a)                           $ 1,220,652
          Total Diversified Financials                           $ 6,594,073
          Software & Services - 11.6 %
          Application Software - 6.1 %
  54,800  Ansys, Inc. *                                          $ 1,872,516
  97,800  Cadence Design System, Inc. * (a)                        2,170,182
  36,600  Citrix Systems, Inc. *                                   1,475,712
  80,600  Jack Henry  & Associates, Inc.                           2,084,316
 149,000  Quest Software, Inc. *                                   2,556,840
  53,800  SPSS, Inc. *                                             2,213,332
  79,800  Synopsys, Inc. *                                         2,160,984
                                                                 $ 14,533,882
          Internet Software & Services - 1.7 %
  69,800  DivX, Inc. * (a)                                       $ 1,037,926
  92,200  J2 Global Communications, Inc. * (a)                     3,017,706
                                                                 $ 4,055,632
          Systems Software - 3.8 %
  57,400  Macrovision Corp. *                                    $ 1,413,762
  58,000  McAfee, Inc. *                                           2,022,460
 287,400  Novell, Inc. *                                           2,195,736
  70,000  Progress Software Corp. *                                2,121,000
  76,900  Smith Micro Software, Inc * (a)                          1,235,014
                                                                 $ 8,987,972
          Total Software & Services                              $ 27,577,486
          Technology Hardware & Equipment - 8.0 %
          Communications Equipment - 3.9 %
  86,000  Arris Group, Inc. *                                    $ 1,062,100
  22,700  Blue Coat Systems, Inc. *                                1,787,852
  47,500  Ciena Corp. *                                            1,808,800
  50,400  CommScope, Inc. *                                        2,532,096
  40,600  Comtech Telecommunications Corp. *                       2,171,694
                                                                 $ 9,362,542
          Electronic Equipment & Instruments - 1.3 %
  91,400  National Instruments Corp.                             $ 3,137,762
          Electronic Manufacturing Services - 0.9 %
  73,000  Plexus Corp. *                                         $ 2,000,200
          Technology Distributors - 1.9 %
  23,100  Anixter International, Inc. * (a)                      $ 1,904,595
  68,100  Avnet, Inc. *                                            2,714,466
                                                                 $ 4,619,061
          Total Technology Hardware & Equipment                  $ 19,119,565
          Semiconductors - 4.6 %
          Semiconductor Equipment - 2.0 %
  50,800  Advanced Energy Industries, Inc. *                     $   767,080
  82,600  MKS Instruments, Inc. *                                  1,571,052
  39,300  Veeco Instruments, Inc. *                                  761,634
  71,200  Verigy, Ltd. *                                           1,759,352
                                                                 $ 4,859,118
          Semiconductors - 2.6 %
 163,300  Amkor Technology, Inc. *                               $ 1,881,216
  52,750  Diodes, Inc. *                                           1,693,275
 199,000  SGC Holding Corp. *                                      2,499,440
                                                                 $ 6,073,931
          Total Semiconductors                                   $ 10,933,049
          Telecommunication Services - 1.6 %
          Alternative Carriers - 1.6 %
 161,800  Paetec Holding Corp. *                                 $ 2,017,646
  86,600  Time Warner Telecom, Inc. *                              1,902,602
                                                                 $ 3,920,248
          Total Telecommunication Services                       $ 3,920,248
          TOTAL COMMON STOCKS
          (Cost  $203,550,282)                                   $ 233,435,197

          EXCHANGE TRADED FUNDS - 1.4 %
          Real Estate - 1.4 %
          Real Estate Investment Trusts - 1.4 %
  14,200  DJ Wilshire Real Estate Investment Trust               $ 1,151,052
  14,800  iShare Dow Jones U.S. Real Estate Index Fund (a)         1,132,052
  12,700  iShares Cohen & Steers Realty Majors Index Fund (a)      1,184,275
                                                                 $ 3,467,379
          Total Real Estate                                      $ 3,467,379
          TOTAL EXCHANGE TRADED FUNDS
          (Cost  $4,049,590)                                     $ 3,467,379

          TEMPORARY CASH INVESTMENT - 22.0 %
          Security Lending Collateral - 22.0 %
52,391,479Securities Lending Investment Fund, 5.24%              $ 52,391,479
          TOTAL TEMPORARY CASH INVESTMENT
          (Cost  $52,391,479)                                    $ 52,391,479
          TOTAL INVESTMENT IN SECURITIES - 121.4%
          (Cost  $259,991,351)(b)                                $ 289,294,055
          OTHER ASSETS AND LIABILITIES - (21.4)%                 $ (51,067,793)
          TOTAL NET ASSETS - 100.0%                              $ 238,226,262

      *   Non-income producing security.

    (a)   At September 30, 2007, the following securities were out on loan:

 Shares                          Security                            Value
 29,304   Acuity Brands, Inc.                                    $ 1,479,266
 32,224   Aeropostale, Inc. *                                       614,189
 22,869   Anixter International, Inc. *                            1,885,549
 57,656   Arena Pharmaceuticals, Inc. *                             631,333
 70,092   Bare Escentuals, Inc. *                                  1,743,188
 64,340   Big Lots, Inc. *                                         1,919,906
 68,000   BioMarin Pharmaceutical, Inc. *                          1,693,200
 90,698   Cadence Design System, Inc. *                            2,012,589
 28,017   Cephalon, Inc. *                                         2,046,922
 16,473   Ceradyne, Inc. *                                         1,247,665
 20,566   Cleveland-Cliffs, Inc.                                   1,809,191
107,904   Cubist Pharmaceuticals, Inc. *                           2,280,012
 74,547   CVB Financial Corp.                                       872,200
  9,066   Deckers Outdoor Corp. *                                   995,447
 69,102   DivX, Inc. *                                             1,027,547
 20,691   EDO Corp. *                                              1,158,903
 45,639   Hansen Natural Corp. *                                   2,586,818
 83,259   Iconix Brand Group, Inc. *                               1,980,732
 14,491   iShare Dow Jones U.S. Real Estate Index Fund             1,108,127
 12,570   iShares Cohen & Steers Realty Majors Index Fund          1,171,901
 90,811   J2 Global Communications, Inc. *                         2,972,244
 11,385   Martin Marietta Materials, Inc.                          1,520,467
 51,810   Marvel Entertainment, Inc. *                             1,214,426
 29,502   Priceline.com, Inc. *                                    2,618,303
 69,102   Radioshack Corp. *                                       1,427,647
120,582   Salix Pharmaceuticals, Ltd. *                            1,497,628
 34,000   School Specialty, Inc. *                                 1,177,420
 60,192   Sciele Pharma, Inc. *                                    1,566,195
 57,618   Scientific Games Corp. *                                 2,166,437
 76,131   Smith Micro Software, Inc *                              1,222,664
 20,915   Wabtec Corp.                                              783,476
 30,000   World Acceptance Corp. *                                  992,400
          Total                                                  $ 49,423,992

    (b) At September 30, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $259,991,744 was as follows:

          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost              $ 32,431,866

          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value                (3,129,555)

          Net unrealized gain                                    $ 29,302,311


            Pioneer High Yield VCT Portfolio
            Schedule of Investments  9/30/2007 (unaudited)

Principal
Amount ($)                                                           Value
            CONVERTIBLE PREFERRED STOCKS - 4.5 %
            Energy - 0.6 %
            Oil & Gas Exploration & Production - 0.6 %
16,500      Petroquest Energy, 6.875%, 12/31/49                   $ 820,875
            Total Energy                                          $ 820,875
            Materials - 2.2 %
            Diversified Metals & Mining - 2.2 %
1,200       Freeport-MC Copp., 5.5%, 12/31/49                     $2,736,450
            Total Materials                                       $2,736,450
            Capital Goods - 0.5 %
            Electrical Component & Equipment - 0.5 %
2,000       General Cable Corp., 5.75%, 11/24/13                  $ 674,000
            Total Capital Goods                                   $ 674,000
            Banks - 0.5 %
            Thrifts & Mortgage Finance - 0.5 %
14,000      Sovereign Cap Trust IV, 4.375%, 3/1/34                $ 591,500
            Total Banks                                           $ 591,500
            Utilities - 0.7 %
            Multi-Utilities - 0.7 %
10,000      CMS Energy Corp., 4.5%, 12/31/49                      $ 878,750
            Total Utilities                                       $ 878,750
            TOTAL CONVERTIBLE PREFERRED STOCKS                    $5,701,575
            (Cost  $4,274,625)

            CONVERTIBLE CORPORATE BONDS - 8.3 %
            Materials - 0.7 %
            Gold - 0.7 %
1,040,000   Coeur D'Alene Mines Corp., 1.25%, 1/15/24             $ 930,800
            Total Materials                                       $ 930,800
            Capital Goods - 1.1 %
            Aerospace & Defense - 0.4 %
315,000     EDO Corp., 4.0%, 11/15/25                             $ 526,444
            Electrical Component & Equipment - 0.7 %
1,095,000   Roper Industries, Inc., 1.4813%, 1/15/34              $ 900,638
            Total Capital Goods                                   $1,427,082
            Consumer Services - 0.5 %
            Casinos & Gaming - 0.5 %
695,000     Shuffle Master 1.25%, 4/15/24                         $ 645,481
            Total Consumer Services                               $ 645,481
            Media - 1.6 %
            Advertising - 1.6 %
1,800,000   Interpublic Group Co., 4.25%, 3/15/23 (144A)          $1,986,750
            Total Media                                           $1,986,750
            Retailing - 0.8 %
            Automotive Retail - 0.8 %
1,000,000   Sonic Automotive, Inc., 5.25%, 5/7/09                 $ 980,000
            Total Retailing                                       $ 980,000
            Health Care Equipment & Services - 0.0 %
            Health Care Supplies - 0.0 %
35,000      Inverness Medical Innovation, 3.0%, 5/15/16 (144A)    $  44,713
            Total Health Care Equipment & Services                $  44,713
            Pharmaceuticals & Biotechnology -1.2 %
            Biotechnology - 0.9 %
775,000     Epix Medical, 3.0%, 6/15/24 (144A)                    $ 600,625
635,000     Mannkind Corp., 3.75%, 12/15/13                         527,844
                                                                  $1,128,469
            Life Sciences Tools & Services - 0.3 %
410,000     Diversa Corp., 5.5%, 4/1/27 (144A)                    $ 370,538
            Total Pharmaceuticals & Biotechnology                 $1,499,007
            Real Estate - 1.6 %
            Office Real Estate Investment Trusts - 0.5 %
600,000     Alexandria Real, 3.7%, 1/15/27 (114A)                 $ 585,000
            Retail Real Estate Investment Trusts - 1.1 %
1,550,000   General Growth Properties, 3.98%, 4/15/27 (144A)      $1,398,873
            Total Real Estate                                     $1,983,873
            Technology Hardware & Equipment - 0.8 %
            Electronic Equipment & Instruments - 0.5 %
500,000     Newport Corp., 2.5%, 2/15/12 (144A)                   $ 461,875
250,000     Vishay Intertechnology, 3.625%, 8/1/23                  249,063
                                                                  $ 710,938
            Technology Distributors - 0.3 %
250,000     Anixter Intl, Inc., 1.0%, 2/15/13 (144A)              $ 348,125
            Total Technology Hardware & Equipment                 $1,059,063
            TOTAL CONVERTIBLE CORPORATE BONDS                     $10,556,769
            (Cost  $10,850,251)

Shares
            PREFERRED STOCKS - 2.1 %
            Insurance - 0.6 %
            Life & Health Insurance - 0.6 %
34,000      Delphi Financial Group, 7.376% 5/15/37                $ 792,200
            Total Insurance                                       $ 792,200
            Real Estate - 1.5 %
            Real Estate Management & Development - 1.5 %
75,000      Forest City Enterprises, 7.375%, 2/1/34               $1,826,250
            Total Real Estate                                     $1,826,250
            TOTAL PREFERRED STOCKS                                $2,618,450
            (Cost  $2,765,606)

            COMMON STOCKS - 14.9 %
            Energy - 0.8 %
            Oil & Gas Refining & Marketing - 0.8 %
15,600      Tesoro Petroleum Corp.                                $ 717,912
4,500       Valero Energy Corp.                                     302,310
                                                                  $1,020,222
            Total Energy                                          $1,020,222
            Materials - 2.8 %
            Construction Materials - 0.1 %
1,752       Texas Industries, Inc.                                $ 137,532
            Diversified Metals & Mining - 0.9 %
10,400      Freeport-McMoRan Copper & Gold, Inc. (Class B) (b)    $1,090,856
21,603      Polymet Mining Corp. * (b)                               81,875
                                                                  $1,172,731
            Gold - 0.4 %
12,700      Barrick Gold Corp.                                    $ 511,556
            Industrial Gases - 0.4 %
5,900       Air Products & Chemicals, Inc.                        $ 576,784
            Specialty Chemicals - 0.9 %
45,900      RPM, Inc.                                             $1,099,305
            Total Materials                                       $3,497,908
            Capital Goods - 2.9 %
            Building Products - 0.4 %
16,400      Lennox International, Inc.                            $ 554,320
            Construction & Farm Machinery & Heavy Trucks - 0.3 %
31,600      Commercial Vehicle Group, Inc. *                      $ 405,428
            Electrical Component & Equipment - 1.4 %
10,200      Cooper Industries, Inc.                               $ 521,118
18,000      General Cable Corp. *                                  1,208,160
                                                                  $1,729,278
            Industrial Machinery - 0.8 %
8,800       ESCO Electronics Corp. * (b)                          $ 292,512
10,500      ITT Corp.                                               713,265
                                                                  $1,005,777
            Total Capital Goods                                   $3,694,803
            Health Care Equipment & Services - 1.1 %
            Health Care Equipment - 0.7 %
12,550      Beckman Coulter, Inc.                                 $ 925,688
            Health Care Supplies - 0.3 %
9,000       Inverness Medical Innovations, Inc. *                 $ 497,880
            Total Health Care Equipment & Services                $1,423,568
            Pharmaceuticals & Biotechnology - 2.1 %
            Biotechnology - 0.8 %
11,900      PDL BioPharma, Inc. *                                 $ 257,159
22,199      Vertex Pharmaceuticals, Inc. *                          852,664
                                                                  $1,109,823
            Life Sciences Tools & Services - 1.3 %
5,300       Applera Corp. - Applied Biosystems Group              $ 183,592
14,200      Bio-Rad Laboratories, Inc. *                           1,285,100
3,400       Pharmaceutical Product Development, Inc.                120,496
                                                                  $1,589,188
            Total Pharmaceuticals & Biotechnology                 $2,699,011
            Real Estate - 1.2 %
            Diversified Real Estate Investment Trusts - 0.2 %
4,600       Liberty Property Trust                                $ 184,966
            Mortgage Real Estate Investment Trusts - 0.4 %
31,700      Annaly Capital Management, Inc.                       $ 504,981
            Retail Real Estate Investment Trusts - 0.6 %
14,977      General Growth Pro TLB SC                             $ 803,067
            Total Real Estate                                     $1,493,014
            Technology Hardware & Equipment - 1.2 %
            Computer Storage & Peripherals - 0.3 %
12,900      Network Appliance, Inc. *                             $ 347,139
            Electronic Equipment & Instruments - 0.6 %
20,000      Amphenol Corp.                                        $ 795,200
            Electronic Manufacturing Services - 0.3 %
9,300       Tyco Electronics, Ltd. *                              $ 329,499
            Total Technology Hardware & Equipment                 $1,471,838
            Utilities - 2.8 %
            Gas Utilities - 0.5 %
3,000       Questar Corp.                                         $ 157,590
18,700      Southern Union Co.                                      581,757
                                                                  $ 739,347
            Independent Power Producer & Energy Traders - 2.0 %
60,100      NRG Energy, Inc. *                                    $2,541,629
            Multi-Utilities - 0.3 %
3,700       Public Service Enterprise Group, Inc.                 $ 325,563
            Total Utilities                                       $3,606,539
            TOTAL COMMON STOCKS                                   $18,906,903
            (Cost  $13,867,412)

Principal
Amount ($)
            COLLATERALIZED MORTGAGE OBLIGATIONS - 0.3 %
            Banks - 0.3 %
            Thrifts & Mortgage Finance - 0.3 %
450,000     T SRA R 2006-1 F, 7.5296%, 10/15/36 (144A)            $ 423,650
            Total Banks                                           $ 423,650
            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS             $ 423,650
            (Cost  $454,007)

            CORPORATE BONDS - 63.5 %
            Energy - 6.6 %
            Coal & Consumable Fuels - 0.9 %
1,250,000   Massey Energy Co., 6.875%, 12/15/13                   $1,165,625
            Oil & Gas Equipment & Services - 0.5 %
300,000     Bristow Group, Inc., 7.5%, 9/15/17 (144A)             $ 306,000
225,000     Complete Production Service, 8.0%, 12/15/16             222,469
                                                                  $ 528,469
            Oil & Gas Exploration & Production - 2.0 %
800,000     Cimarex Energy Co., 7.125%, 5/1/17                    $ 794,000
370,000     Forest Oil Corp., 7.25% 6/15/19                         370,000
105,000     Hilcorp Energy, 7.75%, 11/1/15 (144A)                   102,638
650,000     Hilcorp Energy, 9.0%, 6/1/16 (144A)                     663,000
650,000     Mariner Energy, Inc., 7.5%, 4/15/13 (144A)              630,500
                                                                  $2,560,138
            Oil & Gas Refining & Marketing - 2.0 %
1,531,000   Frontier Oil Corp., 6.625%, 10/1/11                   $1,504,208
750,000     Tesoro Corp., 6.625%, 11/1/15                           750,000
360,000     Verasun Energy Corp., 9.375%, 6/1/17 (144A)             309,600
                                                                  $2,563,808
            Oil & Gas Storage & Transporation - 1.2 %
1,250,000   Holly Energy Partners LP, 6.25%, 3/1/15               $1,162,500
405,000     Teppco Partners LP, 7.0%, 6/1/67 **                     367,568
                                                                  $1,530,068
            Total Energy                                          $8,348,108
            Materials - 13.2 %
            Aluminum - 2.0 %
215,000     Noranda Aluminium Acquis, 9.36% 5/15/15 (144A) **     $ 202,100
2,300,000   Novelis, Inc., 7.25%, 2/15/15                          2,219,500
                                                                  $2,421,600
            Commodity Chemicals - 7.1 %
1,750,000   Arco Chemical Co., 9.8%, 2/1/20                       $1,732,500
2,850,000   Georgia Gulf Corp., 9.5%, 10/15/14                     2,607,750
645,000     Ineos Group Holdings Plc, 8.5%, 2/15/16 (144A)          617,588
2,090,000   Millenium America, Inc., 7.625%, 11/15/26              1,807,850
2,500,000   Nova Chemicals Corp., 7.875%, 9/15/25                  2,281,250
                                                                  $9,046,938
            Construction Materials - 0.2 %
100,000     Advanced Glass Yarn Corp., 11.0%, 11/15/14 (144A)     $  99,750
100,000     Texas Industries, Inc., 7.25%, 7/15/13                   99,750
                                                                  $ 199,500
            Metal & Glass Containers - 1.9 %
1,750,000   Crown Cork and Seal Co., Inc., 7.375%, 12/15/26       $1,645,000
750,000     Greif Brothers Corp., 6.75%, 2/1/17                     748,125
                                                                  $2,393,125
            Paper Products - 1.4 %
2,250,000   Abitibi-Consolidated, Inc., 8.55%, 8/1/10             $1,856,250
            Steel - 0.6 %
930,000     Algoma Acquisition Corp., 9.875%, 6/15/15 (144A)      $ 827,700
            Total Materials                                       $16,745,113
            Capital Goods - 18.1 %
            Aerospace & Defense - 5.7 %
4,000,000   DRS Technologies Inc., 6.875%, 11/1/13                $4,000,000
3,150,000   Esterline Technology, 7.75%, 6/15/13                   3,197,250
                                                                  $7,197,250
            Construction & Farm Machinery & Heavy Trucks - 1.3 %
1,700,000   Greenbrier Co., Inc., 8.375%, 5/15/15                 $1,695,750
            Electrical Component & Equipment - 3.1 %
2,800,000   Baldor Electric, 8.625%, 2/15/17                      $2,926,000
255,000     Belden CDT, Inc., 7.0%, 3/15/17 (144A)                  252,450
750,000     General Cable Corp., 7.125%, 4/1/17                     735,000
                                                                  $3,913,450
            Industrial Machinery - 5.5 %
2,500,000   Gardner Denver, Inc., 8.0%, 5/1/13 (144A)             $2,506,250
3,750,000   Mueller Industries, Inc. 6.0%, 11/1/14                 3,468,750
1,065,000   Mueller Water Products, 7.375%, 6/1/17                 1,001,100
                                                                  $6,976,100
            Trading Companies & Distributors - 2.5 %
3,320,000   Wesco Distribution, Inc., 7.5%, 10/15/17              $3,120,800
            Total Capital Goods                                   $22,903,350
            Commercial Services & Supplies - 2.3 %
            Diversified Commercial Services - 2.2 %
1,000,000   NCO Group, Inc., 11.875%, 11/15/14 (144A)             $ 972,500
1,910,000   NCO Group, Inc., 10.4275%, 11/15/13 **                 1,838,375
                                                                  $2,810,875
            Environmental & Facilities Services - 0.1 %
100,000     Ohio Air Quality Development, 10.3%, 6/8/22 **        $  97,000
            Total Commercial Services & Supplies                  $2,907,875
            Transportation - 0.2 %
            Railroads - 0.2 %
275,000     Kansas City Southern Mex, 7.375%, 6/1/14 (144A)       $ 268,813
            Total Transportation                                  $ 268,813
            Consumer Services - 0.7 %
            Casinos & Gaming - 0.7 %
650,000     Buffalo Thunder Revenue Authority, 9.375%, 12/15/14   $ 611,000
350,000     Tropicana Finance Corp., 9.625%, 12/15/14 (144A)        271,250
                                                                  $ 882,250
            Total Consumer Services                               $ 882,250
            Media - 1.8 %
            Advertising - 1.8 %
2,240,000   Interpublic Group, Inc., 7.25%, 8/15/11               $2,240,000
            Total Media                                           $2,240,000
            Retailing - 0.3 %
            Distributors - 0.3 %
400,000     Intcomex, Inc., 11.75%, 1/15/11                       $ 408,000
            Total Retailing                                       $ 408,000
            Food, Beverage & Tobacco - 0.2 %
            Tobacco - 0.2 %
200,000     Alliance One International, 8.5%, 5/15/12 (144A)      $ 196,000
            Total Food, Beverage & Tobacco                        $ 196,000
            Health Care Equipment & Services - 1.1 %
            Health Care Facilities - 0.3 %
325,000     Community Health Systems, 8.875%, 7/15/15             $ 333,938
            Health Care Services - 0.8 %
420,000     Surgical Care Affiliates, 10.0%, 7/15/17 (144A)       $ 403,200
540,000     Surgical Care Affiliates, 8.875%, 7/15/15 (144A) PIK    513,000
175,000     Universal Hospital, 8.76%, 6/1/15 **                    174,125
                                                                  $1,090,325
            Total Health Care Equipment & Services                $1,424,263
            Pharmaceuticals & Biotechnology - 2.9 %
            Pharmaceuticals - 2.3 %
2,965,000   Valeant Pharmaceuticals, 7.0%, 12/15/11               $2,905,700
            Life Sciences Tools & Services - 0.6 %
825,000     Bio-Rad Laboratories, Inc., 6.125%, 12/15/14          $ 783,750
            Total Pharmaceuticals & Biotechnology                 $3,689,450
            Diversified Financials - 1.2 %
            Consumer Finance - 0.5 %
550,000     Ace Cash Express, Inc., 10.25%, 10/1/14 (144A)        $ 551,375
135,000     Americredit Corp., 8.5%, 7/1/15 (144A)                  119,475
                                                                  $ 670,850
            Multi-Sector Holding - 0.7 %
500,000     Leucadia National, 7.125%, 3/15/17 (144A)             $ 476,250
400,000     Leucadia National, 8.125%, 9/15/15                      402,500
                                                                  $ 878,750
            Total Diversified Financials                          $1,549,600
            Insurance - 0.6 %
            Insurance Brokers - 0.6 %
790,000     Actuant Corp., 10.25%, 6/15/15 (144A)                 $ 734,700
            Total Insurance                                       $ 734,700
            Real Estate - 4.1 %
            Real Estate Management & Development - 2.2 %
2,935,000   Forest City Enterprises, 7.625%, 6/1/15               $2,766,235
            Real Estate Investment Trusts - 1.1 %
1,500,000   BF Saul Real Estate Investment Trust, 7.5%, 3/1/14    $1,395,000
            Retail Real Estate Investment Trusts - 0.8 %
1,000,000   Rouse Co. LP, 6.75%, 5/1/13 (144A)                    $ 980,933
            Total Real Estate                                     $5,142,168
            Software & Services - 0.4 %
            Data Processing & Outsourced Services - 0.4 %
500,000     Pegasus Solutions, Inc., 10.5%, 4/15/15               $ 450,000
            Total Software & Services                             $ 450,000
            Technology Hardware & Equipment - 3.4 %
            Computer Hardware - 1.4 %
600,000     Activant Solutions, Inc., 9.5%, 5/1/16                $ 528,000
500,000     Chr Intermediate Holdings, 12.61%, 6/1/13 (144A) PIK *  508,750
650,000     Compucom Systems Inc., 12.0%, 11/1/14 (144A)            819,000
                                                                  $1,855,750
            Electronic Equipment & Instruments - 0.8 %
1,035,000   Itron Inc., 7.75%, 5/15/12                            $1,029,825
            Technology Distributors - 1.2 %
1,600,000   Anixter International Corp., 5.95%, 3/1/15            $1,464,000
            Total Technology Hardware & Equipment                 $4,349,575
            Telecommunication Services - 0.6 %
            Wireless Telecommunication Services - 0.6 %
750,000     Broadview Networks Holdings, 11.375%, 9/1/12 (144A)   $ 778,125
            Total Telecommunication Services                      $ 778,125
            Utilities - 5.8 %
            Electric Utilities - 2.6 %
2,180,000   Allegheny Energy Supply, 7.8%, 3/15/11                $2,289,000
500,000     Allegheny Energy Supply, 8.25%, 4/15/12 (144A)          536,250
500,000     Intergen NV, 9.0%, 6/30/17                              525,000
                                                                  $3,350,250
            Independent Power Producer & Energy Traders - 1.0 %
1,333,000   NRG Energy, Inc., 7.375%, 1/15/17                     $1,333,000
            Multi-Utilities - 2.2 %
2,350,000   CMS Energy Corp., 7.75%, 8/1/10                       $2,458,255
325,000     CMS Energy Corp., 6.875%, 12/15/15                      327,076
                                                                  $2,785,331
            Total Utilities                                       $7,468,581
            TOTAL CORPORATE BONDS                                 $80,485,971
            (Cost  $83,175,709)

            SENIOR FLOATING RATE LOAN INTERESTS - 1.9 % +
            Materials - 0.4 %
            Steel - 0.4 %
500,000     Niagara Corp., Term Loan, 10.36%, 6/29/14             $ 477,500
            Total Materials                                       $ 477,500
            Consumer Durables & Apparel - 0.2 %
            Homebuilding - 0.2 %
250,000     Landsource, Second Lien Term Loan, 9.99%, 2/22/14     $ 194,167
            Total Consumer Durables & Apparel                     $ 194,167
            Consumer Services - 0.1 %
            Casinos & Gaming - 0.1 %
83,325      New World Gaming Partners, Delayed Draw Loan, 0.0%, 7/$  79,992
            Total Consumer Services                               $  79,992
            Health Care Equipment & Services - 0.3 %
            Health Care Supplies - 0.3 %
450,000     Inverness Medical Innovations, Term Loan, 9.59% 6/26/1$ 448,313
            Total Health Care Equipment & Services                $ 448,313
            Utilities - 0.9 %
            Independent Power Producer & Energy Traders - 0.9 %
239,004     NRG Energy, Inc., Term Loan, 7.11%, 6/8/14            $ 234,821
286,398     NRG Energy, Inc., Credit Linked Loan, 7.11%, 2/1/13     281,654
689,867     NRG Energy, Inc., Term Loan, 7.11%, 2/1/13              678,441
                                                                  $1,194,916
            Total Utilities                                       $1,194,916
            TOTAL SENIOR FLOATING RATE LOAN INTERESTS             $2,394,888
            (Cost  $2,501,912)

            TEMPORARY CASH INVESTMENTS - 5.0 %
            Commercial Paper - 4.3 %
5,430,000   Dresner U.S. Finance, Inc., 5.18%, 10/1/07            $5,430,000

Shares
            Security Lending Collateral - 0.7 %
918,941     Securities Lending Investment Fund, 5.24%             $ 918,941
            TOTAL TEMPORARY CASH INVESTMENTS                      $6,348,941
            (Cost  $6,348,941)
            TOTAL INVESTMENT IN SECURITIES - 100.5 %              $127,437,147
            (Cost  $124,238,463)(a)
            OTHER ASSETS AND LIABILITIES - (0.5) %                $(685,071)
            TOTAL NET ASSETS - 100.0 %                            $126,752,076

*           Non-income producing security.

** Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2007, the value of these securities amounted to $20,867,346 or 16.5% of total net assets.

PIK Represents a pay-in-kind security which may pay interest in additional principal.

+ Senior floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by
            reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major
            European banks, such as LIBOR (London InterBank Offered Rate),
            (ii) the prime rate offered by one or more major United States banks,
            (iii) the certificate of deposit or (iv) other base lending rates us commercial lenders. The rate shown is the coupon rate at period end.

(a) At September 30, 2007, the net unrealized loss on investments based on cost for federal income tax purposes of $124,426,387 was as follows:

            Aggregate gross unrealized gain for all investments in which
            there is an excess of value over tax cost             $7,038,366

            Aggregate gross unrealized loss for all investments in which
            there is an excess of tax cost over value              (4,027,606)

            Net unrealized loss                                   $3,010,760

(b)         At September 30, 2007, the following securities were out on loan:

Shares                           Description                        Value
2,325       ESCO Electronics Corp. *                              $ 77,283
3,447       Polymet Mining Corp. *                                  13,133
7,800       Freeport-McMoRan Copper & Gold, Inc. (Class B)         818,142
            Total                                                 $908,558



Pioneer Ibbotson Aggressive Allocation VCT Portfolios
SCHEDULE OF INVESTMENTS 9/30/07  (unaudited)


  Shares                                                 Value

            MUTUAL FUNDS - 100.4%
            PIONEER FUNDS - 100.4%
   87,336   Pioneer Bond Fund Class Y                   $        786,022

   30,438   Pioneer Cullen Value Fund Class Y                     667,501

   16,190   Pioneer Emerging Markets Fund Class Y                 711,726

   17,176   Pioneer Europe Select Equity Fund Class Y             781,834

   24,984   Pioneer Fund Class Y                               1,315,913

   16,945   Pioneer Growth Opportunities Fund Class Y             513,083

   44,076   Pioneer Independence Fund Class Y                     660,703

   72,019   Pioneer International Equity Fund Class Y          1,987,005

   22,566   Pioneer Mid-Cap Growth Fund Class Y                   395,806

   24,500   Pioneer Mid-Cap Value Fund Class Y                    648,750

   70,790   Pioneer Oak Ridge Large Cap Growth Fund Cla        1,088,044

   21,289   Pioneer Real Estate Shares Fund Class Y               654,413

  134,764   Pioneer Research Fund Class Y                      1,711,504

   29,164   Pioneer Short Term Income Fund Class Y                285,515

   15,682   Pioneer Small Cap Value Fund Class Y                  511,069

   28,448   Pioneer Value Fund Class Y                            524,015


            TOTAL INVESTMENTS IN SECURITIES - 100.4%
            (Cost $11,744,458)(a)                       $   13,242,903
            OTHER ASSETS AND LIABILITIES - (0.4)%       $         (47,755)
            TOTAL NET ASSETS - 100.0%                   $   13,195,148


(a)    At September 30, 2007, the net unrealized gain on investments based on cost for federal tax purposes of $11,744,458 was as follows:
        Aggregate gross unrealized gain for all investments in which there is
        an excess of value over tax cost                $     1,524,391
        Aggregate gross unrealized loss for all investments in which there is
        an excess of tax cost over value                 (25,946)
       Net unrealized gain                              $     1,498,445



Pioneer Ibbotson Growth Allocation VCT Portfolios
SCHEDULE OF INVESTMENTS 9/30/07  (unaudited)


 Shares                                                         Value

             MUTUAL FUNDS - 100.0%
             PIONEER FUNDS - 100.0%
2,117,366    Pioneer Bond Fund Class Y                         $  19,056,291

 439,611     Pioneer Cullen Value Fund Class Y                       9,640,675

 233,328     Pioneer Emerging Markets Fund Class Y                 10,257,106

 212,343     Pioneer Europe Select Equity Fund Class Y               9,665,831

 413,375     Pioneer Fund Class Y                                  21,772,453

 198,662     Pioneer Global High Yield Fund Class Y                  2,395,864

  50,068     Pioneer Government Income Fund Class Y                     467,633

 236,843     Pioneer Growth Opportunities Fund Class Y               7,171,609

 300,516     Pioneer High Yield Fund Class Y                         3,401,837

 788,788     Pioneer Independence Fund Class Y                     11,823,937

1,069,955    Pioneer International Equity Fund Class Y             29,520,055

 413,994     Pioneer Mid-Cap Growth Fund Class Y                     7,261,458

 362,900     Pioneer Mid-Cap Value Fund Class Y                      9,609,590

1,212,713    Pioneer Oak Ridge Large Cap Growth Fund Class Y       18,639,392

 318,764     Pioneer Real Estate Shares Fund Class Y                 9,798,806

2,281,257    Pioneer Research Fund Class Y                         28,971,960

2,614,220    Pioneer Short Term Income Fund Class Y                25,593,217

 218,701     Pioneer Small Cap Value Fund Class Y                    7,127,452

 227,937     Pioneer Strategic Income Fund Class Y                   2,386,505

 551,474     Pioneer Value Fund Class Y                            10,158,154


             TOTAL INVESTMENTS IN SECURITIES - 100.0%
             (Cost $227,160,312)(a)                            $244,719,825
             OTHER ASSETS AND LIABILITIES - 0.0%               $         86,732
             TOTAL NET ASSETS - 100.0%                         $244,806,557


(a)    At September 30, 2007, the net unrealized gain on investments based on cost for federal tax purposes of $227,160,312 was as follows:
        Aggregate gross unrealized gain for all investments in which there is
        an excess of value over tax cost                       $  17,946,491
        Aggregate gross unrealized loss for all investments in which there is
        an excess of tax cost over value                       (386,978)
       Net unrealized gain                                     $  17,559,513




Pioneer Ibbotson Moderate Allocation VCT Portfolios
SCHEDULE OF INVESTMENTS 9/30/07  (unaudited)


 Shares                                                  Value

             MUTUAL FUNDS - 98.7%
             PIONEER FUNDS - 98.7%
1,804,640    Pioneer Bond Fund Class Y                  $  16,241,756

 299,214     Pioneer Cullen Value Fund Class Y                6,561,753

  81,577     Pioneer Emerging Markets Fund Class Y            3,586,120

 108,323     Pioneer Europe Select Equity Fund Class Y        4,930,881

 280,729     Pioneer Fund Class Y                           14,785,975

 270,422     Pioneer Global High Yield Fund Class Y           3,261,292

 313,552     Pioneer Government Income Fund Class Y           2,928,572

 107,206     Pioneer Growth Opportunities Fund Class Y        3,246,205

 377,435     Pioneer High Yield Fund Class Y                  4,272,561

 429,258     Pioneer Independence Fund Class Y                6,434,575

 640,168     Pioneer International Equity Fund Class Y      17,662,241

 187,582     Pioneer Mid-Cap Growth Fund Class Y              3,290,185

 123,322     Pioneer Mid-Cap Value Fund Class Y               3,265,565

 601,074     Pioneer Oak Ridge Large Cap Growth Fund Cl       9,238,504

 160,817     Pioneer Real Estate Shares Fund Class Y          4,943,502

1,292,275    Pioneer Research Fund Class Y                  16,411,888

2,986,333    Pioneer Short Term Income Fund Class Y         29,236,197

  98,849     Pioneer Small Cap Value Fund Class Y             3,221,492

 309,112     Pioneer Strategic Income Fund Class Y            3,236,399

 354,503     Pioneer Value Fund Class Y                       6,529,944


             TOTAL INVESTMENTS IN SECURITIES - 98.7%
             (Cost $152,873,210)(a)                     $163,285,607
             OTHER ASSETS AND LIABILITIES - 1.3%        $    2,184,553
             TOTAL NET ASSETS - 100.0%                  $165,470,160


(a)    At September 30, 2007, the net unrealized gain on investments based on cost for federal tax purposes of $152,873,210 was as follows:
        Aggregate gross unrealized gain for all investments in which there is
        an excess of value over tax cost                $  10,575,746
        Aggregate gross unrealized loss for all investments in which there is
        an excess of tax cost over value                (163,349)
       Net unrealized gain                              $  10,412,397


         Pioneer International Value VCT Portfolio
         SCHEDULE OF INVESTMENTS  9/30/2007 (unaudited)

Shares                                                        Value

         PREFERRED STOCKS - 1.7 %
         Automobiles & Components - 0.9 %
         Automobile Manufacturers - 0.8 %
252      Porsche AG                                        $  538,319
         Total Automobiles & Components                    $  538,319
         Utilities - 0.8 %
         Multi-Utilities - 0.7 %
4,212    RWE AG                                            $  472,211
         Total Utilities                                   $  472,211
         TOTAL PREFERRED STOCKS
         (Cost  $690,544)                                  $1,010,530
         COMMON STOCKS - 96.2 %
         Energy - 9.0 %
         Integrated Oil & Gas - 6.3 %
7,430    Lukoil Holding (A.D.R.)                           $  617,433
11,822   Petrobras Brasileiro (A.D.R.)                        764,883
10,975   Repsol SA                                            393,005
36,400   Royal Dutch Shell Plc                              1,504,160
17,600   Statoil ASA *                                        599,208
                                                           $3,878,689
         Oil & Gas Equipment & Services - 0.9 %
7,100    Sbm Offshore NV *                                 $  279,150
3,112    Technip                                              278,377
                                                           $  557,527
         Oil & Gas Exploration & Production - 1.5 %
537,030  CNOOC, Ltd.                                       $  894,171
         Oil & Gas Refining & Marketing - 0.3 %
2,000    Petroplus Holdings AG *                           $  176,438
         Total Energy                                      $5,506,825
         Materials - 10.3 %
         Construction Materials - 2.2 %
7,081    CRH Plc                                           $  276,793
8,132    Holcim, Ltd.                                         898,226
1,313    Lafarge Br                                           203,356
                                                           $1,378,375
         Diversified Chemical - 0.4 %
66,100   UBE Industries, Ltd. *                            $  233,585
         Diversified Metals & Mining - 6.8 %
31,222   Broken Hill Proprietary Co., Ltd.                 $1,228,335
39,482   Companhia Vale do Rio Doce (A.D.R.) (b)            1,123,263
18,000   Dowa Mining Co., Ltd. *                              226,802
8,870    Freeport-McMoRan Copper & Gold, Inc. (Class B) (b)   930,374
7,458    Rio Tinto Plc                                        639,230
                                                           $4,148,004
         Industrial Gases - 0.4 %
29,000   Taiyo Nippon Sanso Corp.                          $  259,953
         Steel - 0.5 %
50,000   Sumitomo Metal Industries, Ltd. *                 $  289,784
         Total Materials                                   $6,309,701
         Capital Goods - 11.9 %
         Building Products - 0.6 %
3,250    Compagnie de Saint Gobain                         $  338,648
         Construction & Farm Machinery & Heavy Trucks - 3.5 %
12,040   Daewoo Heavy Industries & Machinery, Ltd.         $  754,844
2,000    Hyundai Heavy Industries Co., Ltd. *                 921,938
13,800   Komatsu, Ltd.                                        461,158
                                                           $2,137,940
         Electrical Component & Equipment - 0.5 %
19,500   Sumitomo Electric Industries, Ltd.                $  310,396
         Heavy Electrical Equipment - 0.7 %
35,000   Mitsubishi Electric Corp.                         $  437,580
         Industrial Conglomerates - 3.5 %
84,700   Keppel Corp.                                      $  817,225
42,800   Hutchinson Whampoa, Ltd.                             457,558
6,093    Siemens                                              837,748
                                                           $2,112,531
         Industrial Machinery - 1.2 %
14,738   AB SKF                                            $  310,742
2,800    Fanuc, Ltd.                                          285,192
51,000   IHI Corp. *                                          159,668
                                                           $  755,602
         Trading Companies & Distributors - 1.9 %
25,900   Mitsubishi Corp.                                  $  814,984
22,055   Wosley Plc                                           372,720
                                                           $1,187,704
         Total Capital Goods                               $7,280,401
         Commercial Services & Supplies - 0.1 %
         Office Services & Supplies - 0.1 %
6,200    Corporate Express NV *                            $   67,725
         Total Commercial Services & Supplies              $   67,725
         Transportation - 2.2 %
         Air Freight & Couriers - 0.6 %
1,425    Panalpina Welttransport Holding AG                $  237,523
3,127    TNT NV                                               131,098
                                                           $  368,621
         Airlines - 0.3 %
24,600   Ryanair Holdings Plc *                            $  175,357
         Railroads - 1.3 %
98       East Japan Railway Co.                            $  773,130
         Total Transportation                              $1,317,108
         Automobiles & Components - 3.9 %
         Auto Parts & Equipment - 0.7 %
12,300   Denso Corp. *                                     $  462,189
         Automobile Manufacturers - 2.4 %
40,000   Isuzu Motors, Ltd. *                              $  228,090
21,100   Toyota Motor Co.                                   1,236,539
                                                           $1,464,629
         Tires & Rubber - 0.8 %
2,400    Compagnie Generale des Etablissements Michelin *  $  322,809
1,100    Continental AG                                       152,153
                                                           $  474,962
         Total Automobiles & Components                    $2,401,780
         Consumer Durables & Apparel - 1.8 %
         Consumer Electronics - 0.8 %
5,600    Sony Corp.                                        $  269,576
2,800    TomTom NV * (b)                                      217,562
                                                           $  487,138
         Homebuilding - 1.0 %
17,375   Persimmon Plc                                     $  342,467
48,300   Taylor Wimpey Plc                                    271,728
                                                           $  614,195
         Total Consumer Durables & Apparel                 $1,101,333
         Consumer Services - 0.4 %
         Hotels, Resorts & Cruise Lines - 0.4 %
4,610    Carnival Corp.                                    $  223,262
         Total Consumer Services                           $  223,262
         Media - 2.0 %
         Broadcasting & Cable TV - 1.1 %
15,200   British Sky Broadcasting Plc *                    $  215,033
20,100   Eutelsat Communications                              498,719
                                                           $  713,752
         Movies & Entertainment - 0.6 %
8,415    Vivendi SA                                        $  355,139
         Publishing - 0.3 %
13,300   Reed Elsevier Plc                                 $  167,978
         Total Media                                       $1,236,869
         Retailing - 1.4 %
         Apparel Retail - 1.0 %
128,774  Truworths International, Ltd.                     $  589,820
         Department Stores - 0.4 %
25,620   J Front Retailing Co., Inc. *                     $  252,315
         Total Retailing                                   $  842,135
         Food & Drug Retailing - 1.0 %
         Food Retail - 1.0 %
49,600   Tesco Plc                                         $  441,869
33,500   William Morrison Supermarkets Plc *                  192,545
                                                           $  634,414
         Total Food & Drug Retailing                       $  634,414
         Food Beverage & Tobacco - 5.0 %
         Brewers - 2.1 %
4,500    Inbev NV                                          $  409,155
13,500   Kirin Holdings Co., Ltd.                             178,373
24,050   South African Breweries Plc                          681,191
                                                           $1,268,719
         Packaged Foods & Meats - 1.0 %
17,600   Ajinomoto Co., Inc.                               $  220,225
13,300   Unilever NV CVA                                      410,506
                                                           $  630,731
         Soft Drinks - 1.0 %
15,832   Fomento Economico Mexicano SA de CV               $  592,117
         Tobacco - 0.9 %
15,630   British American Tobacco Plc                      $  559,628
         Total Food Beverage & Tobacco                     $3,051,195
         Household & Personal Products - 0.8 %
         Household Products - 0.8 %
7,000    Kao Corp.                                         $  208,811
4,868    Reckitt Benckiser Plc                                288,660
                                                           $  497,471
         Total Household & Personal Products               $  497,471
         Health Care Equipment & Services - 0.6 %
         Health Care Facilities - 0.3 %
18,000   Southern Cross Healthcare, Ltd. *                 $  187,916
         Health Care Services - 0.3 %
2,967    Fresenius Medical Care AG                         $  157,816
         Total Health Care Equipment & Services            $  345,732
         Pharmaceuticals & Biotechnology - 4.5 %
         Pharmaceuticals - 4.5 %
13,287   Astrazeneca Plc                                   $  664,488
11,700   Bristol-Myers Squibb Co.                             337,194
2,594    Roche Holdings AG                                    470,459
4,951    Shire Pharmaceuticals Group Plc  (A.D.R.)            366,275
9,000    Takeda Chemical Industries, Ltd.                     632,549
4,658    UCB SA                                               275,291
                                                           $2,746,256
         Total Pharmaceuticals & Biotechnology             $2,746,256
         Banks - 17.1 %
         Diversified Banks - 17.1 %
48,700   Barclays Plc                                      $  592,421
10,390   BNP Paribas SA                                     1,136,306
16,796   Commonwealth Bank of Australia                       839,239
40,700   Development Bank of Singapore, Ltd.                  588,932
8,400    Dexia                                                254,554
66,521   Intesa Sanpaolo                                      513,600
7,070    Kookmin Bank (A.D.R.) *                              579,669
100      Mitsubishi UFJ Financial Group, Inc.                     909
147      Mizuho Financial Group, Inc.                         833,982
14,000   National Australia Bank, Ltd.                        492,562
114,279  Royal Bank of Scotland Group Plc                   1,225,772
3,647    Societe Generale                                     611,604
42,300   Standard Bank Group, Ltd.                            611,851
5,436    Uniao de Bancos Brasileiros S.A. (Unibanco)  (G.D.   715,106
23,242   Westpac Banking Corp.                                586,936
                                                           $9,583,443
         Total Banks                                       $9,583,443
         Diversified Financials - 3.9 %
         Asset Management & Custody Banks - 0.3 %
19,677   Man Group Plc                                     $  222,414
         Diversified Capital Markets - 2.6 %
17,147   CS Group                                          $1,138,239
3,420    Deutsche Bank AG                                     440,685
                                                           $1,578,924
         Investment Banking & Brokerage - 1.0 %
18,200   ICAP Plc *                                        $  196,563
25,100   Nomura Securites Co., Ltd.                           418,189
                                                           $  614,752
         Total Diversified Financials                      $2,416,090
         Insurance - 3.7 %
         Multi-Line Insurance - 2.9 %
3,600    Allianz AG                                        $  841,144
19,497   Aviva plc                                            293,231
14,481   AXA                                                  646,316
                                                           $1,780,691
         Property & Casualty Insurance - 0.8 %
42,640   Mitsui Sumitomo Insurance Co.                     $  499,376
         Total Insurance                                   $2,280,067
         Real Estate - 0.9 %
         Real Estate Management & Development - 0.9 %
64       Kenedix, Inc. *                                   $  111,212
16,181   Mitsui Fudosan Co.                                   447,185
                                                           $  558,397
         Total Real Estate                                 $  558,397
         Software & Services - 0.9 %
         Home Entertainment Software - 0.9 %
1,100    Nintendo Corp., Ltd.                              $  568,151
         Total Software & Services                         $  568,151
         Technology Hardware & Equipment - 2.8 %
         Communications Equipment - 1.1 %
171,366  Ericsson LM                                       $  686,465
         Computer Hardware - 0.3 %
18,900   Toshiba Corp.                                     $  175,850
         Electronic Equipment & Instruments - 0.6 %
7,800    Fuji Photo Film Co., Ltd.                         $  358,926
         Office Electronics - 0.8 %
9,418    Canon, Inc.                                       $  510,730
         Total Technology Hardware & Equipment             $1,731,971
         Semiconductors - 1.6 %
         Semiconductor Equipment - 0.3 %
2,494    Tokyo Electron, Ltd.                              $  157,522
         Semiconductors - 1.3 %
55,158   Hon Hai Precision Industry Co., Ltd. (G.D.R.) *   $  817,711
         Total Semiconductors                              $  975,233
         Telecommunication Services - 7.4 %
         Alternative Carriers - 1.2 %
78,980   Inmarsat Plc                                      $  731,877
         Integrated Telecommunication Services - 1.1 %
6,700    Hellenic Telecommunications Organization *        $  248,173
20,181   Telekomunikacja Polska SA                            160,632
28,200   Telia AB *                                           254,733
                                                           $  663,538
         Wireless Telecommunication Services - 5.1 %
13,100   America Movil (A.D.R.)                            $  838,400
32       KDDI Corp.                                           237,030
9,527    Mobile Telesystems (A.D.R.) *                        660,316
44,200   Reliance Communications, Ltd.                        654,898
202,600  Vodafone Group Plc                                   733,581
                                                           $3,124,225
         Total Telecommunication Services                  $4,519,640
         Utilities - 2.8 %
         Electric Utilities - 1.6 %
3,771    E.On AG                                           $  697,901
24,400   Enel SpA                                             275,990
                                                           $  973,891
         Gas Utilities - 0.2 %
43,000   Osaka Gas Co., Ltd.                               $  150,842
         Multi-Utilities - 0.9 %
21,200   National Grid Plc                                 $  339,745
4,500    Suez Lyonnaise des Eaux                              265,154
                                                           $  604,899
         Total Utilities                                   $1,729,632
         TOTAL COMMON STOCKS
         (Cost  $46,447,522)                               $57,924,831
         TEMPORARY CASH INVESTMENT - 3.9 %
         Security Lending Collateral - 3.9 %
2,391,138Securities Lending Investment Fund, 5.24%         $2,391,138
         TOTAL TEMPORARY CASH INVESTMENT
         (Cost  $2,391,138)                                $2,391,138
         TOTAL INVESTMENT IN SECURITIES - 99.8%
         (Cost  $49,529,204)                               $61,326,499
         OTHER ASSETS AND LIABILITIES - (0.2)%             $(139,947)
         TOTAL NET ASSETS - 100.0%                         $61,186,552

(A.D.R)  American Depositary Receipt

(G.D.R.) Global Depositary Receipt

*        Non-income producing security.

(a) At September 30, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $49,687,457 was as follows:

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost         $  12,402,083

         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value               (763,041)

         Net unrealized gain                               $  11,639,042

(b)      At September 30, 2007, the following securities were out on loan:

Shares                        Security                        Value
39,088   Companhia Vale do Rio Doce (A.D.R.)               $1,112,054
8,781    Freeport-McMoRan Copper & Gold, Inc. (Class B)      921,039
3,800    TomTom NV *                                         294,582
         Total                                             $2,327,675


           Pioneer Mid-Cap Value VCT Portfolio
           SCHEDULE OF INVESTMENTS  9/30/2007 (unaudited)

Shares                                                              Value

           COMMON STOCKS - 96.3 %
           Energy - 5.7 %
           Integrated Oil & Gas - 1.9 %
63,446     Hess Corp.                                             $4,221,062
36,700     USX-Marathon Group, Inc.                                2,092,634
                                                                  $6,313,696
           Oil & Gas Equipment & Services - 1.2 %
60,847     Weatherford International, Inc. *                      $4,087,701
           Oil & Gas Exploration & Production - 1.4 %
110,566    Plains Exploration and Product Co. *                   $4,889,229
           Oil & Gas Refining & Marketing - 1.2 %
88,675     Tesoro Petroleum Corp.                                 $4,080,824
           Total Energy                                           $19,371,450
           Materials - 8.0 %
           Diversified Metals & Mining - 1.4 %
45,544     Freeport-McMoRan Copper & Gold, Inc. (Class B)         $4,777,110
           Gold - 1.2 %
89,447     Newmont Mining Corp.                                   $4,000,964
           Industrial Gases - 2.2 %
79,327     Air Products & Chemicals, Inc.                         $7,755,008
           Metal & Glass Containers - 1.7 %
108,701    Ball Corp.                                             $5,842,679
           Specialty Chemicals - 1.5 %
96,727     International Flavor & Fragrances, Inc.                $5,112,989
           Total Materials                                        $27,488,750
           Capital Goods - 7.0 %
           Aerospace & Defense - 1.5 %
51,407     L-3 Communications Holdings, Inc.                      $5,250,711
           Construction & Engineering - 1.0 %
92,116     KBR, Inc. *                                            $3,571,337
           Electrical Component & Equipment - 1.7 %
98,137     Thomas & Betts Corp. *                                 $5,754,754
           Industrial Machinery - 1.1 %
77,058     Crane Co.                                              $3,696,472
           Trading Companies & Distributors - 1.7 %
64,004     W.W. Grainger, Inc.                                    $5,836,525
           Total Capital Goods                                    $24,109,799
           Commercial Services & Supplies - 4.2 %
           Diversified Commercial Services - 1.4 %
123,838    Equifax, Inc.                                          $4,720,705
           Environmental & Facilities Services - 2.8 %
142,078    Republic Services, Inc.                                $4,647,371
136,482    Waste Management, Inc. *                                5,150,831
                                                                  $9,798,202
           Total Commercial Services & Supplies                   $14,518,907
           Transportation - 0.8 %
           Railroads - 0.8 %
66,875     CSX Corp.                                              $2,857,569
           Total Transportation                                   $2,857,569
           Automobiles & Components - 1.3 %
           Auto Parts & Equipment - 1.3 %
48,672     BorgWarner, Inc.                                       $4,454,948
           Total Automobiles & Components                         $4,454,948
           Consumer Durables & Apparel - 1.3 %
           Homebuilding - 0.4 %
122,000    D.R. Horton, Inc. *                                    $1,562,820
           Housewares & Specialties - 0.9 %
36,954     Fortune Brands, Inc.                                   $3,011,381
           Total Consumer Durables & Apparel                      $4,574,201
           Consumer Services - 2.8 %
           Casinos & Gaming - 0.8 %
30,583     Harrah's Entertainment, Inc.                           $2,658,580
           Education Services - 0.9 %
49,251     Apollo Group, Inc. *                                   $2,962,448
           Hotels, Resorts & Cruise Lines - 1.1 %
79,588     Carnival Corp.                                         $3,854,447
           Total Consumer Services                                $9,475,475
           Media - 3.3 %
           Advertising - 2.0 %
674,954    The Interpublic Group of Companies, Inc. *             $7,006,023
           Movies & Entertainment - 1.3 %
112,932    Viacom, Inc. (Class B) *                               $4,400,960
           Total Media                                            $11,406,983
           Retailing - 2.9 %
           Apparel Retail - 1.0 %
181,882    Gap, Inc.                                              $3,353,904
           Department Stores - 1.9 %
36,485     J.C. Penney Co., Inc.                                  $2,312,054
33,713     Sears Holdings Corp. *                                  4,288,294
                                                                  $6,600,348
           Total Retailing                                        $9,954,252
           Food & Drug Retailing - 5.2 %
           Drug Retail - 1.6 %
115,157    Walgreen Co.                                           $5,440,017
           Food Retail - 3.6 %
230,939    Kroger Co.                                             $6,586,380
140,391    Safeway, Inc.                                           4,648,346
61,949     Winn-Dixie Stores, Inc. *                               1,159,685
                                                                  $12,394,411
           Total Food & Drug Retailing                            $17,834,428
           Food Beverage & Tobacco - 4.4 %
           Brewers - 1.3 %
42,921     Molson Coors Brewing Co. (Class B)                     $4,277,936
           Packaged Foods & Meats - 1.1 %
61,026     William Wrigley Jr. Co.                                $3,919,700
           Tobacco - 2.0 %
84,688     Loews Corp Carolina Group                              $6,963,894
           Total Food Beverage & Tobacco                          $15,161,530
           Health Care Equipment & Services - 7.5 %
           Health Care Services - 3.8 %
84,658     Laboratory Corp., of America Holdings *                $6,622,795
195,589    Omnicare, Inc.                                          6,479,864
                                                                  $13,102,659
           Health Care Supplies - 1.9 %
121,876    Cooper Companies, Inc.                                 $6,388,740
           Managed Health Care - 1.8 %
114,923    AETNA ,Inc.,                                           $6,236,871
           Total Health Care Equipment & Services                 $25,728,270
           Pharmaceuticals & Biotechnology - 1.8 %
           Life Sciences Tools & Services - 0.6 %
66,485     PerkinElmer, Inc.                                      $1,942,027
           Pharmaceuticals - 1.2 %
73,350     Barr Laboratorie, Inc. *                               $4,174,349
           Total Pharmaceuticals & Biotechnology                  $6,116,376
           Banks - 3.7 %
           Regional Banks - 3.2 %
59,089     KeyCorp                                                $1,910,347
36,858     Marshall & Ilsley Corp.                                 1,613,275
60,477     PNC Bank Corp.                                          4,118,484
49,160     Zions Bancorporation                                    3,375,817
                                                                  $11,017,923
           Thrifts & Mortgage Finance - 0.5 %
95,955     Hudson City Bancorp, Inc.                              $1,475,788
           Total Banks                                            $12,493,711
           Diversified Financials - 3.0 %
           Asset Management & Custody Banks - 1.6 %
63,516     Legg Mason, Inc.                                       $5,353,764
           Consumer Finance - 1.4 %
128,148    The First Marblehead Corp.                             $4,860,654
           Total Diversified Financials                           $10,214,418
           Insurance - 8.5 %
           Insurance Brokers - 1.6 %
121,799    Aon Corp.                                              $5,457,813
           Life & Health Insurance - 3.0 %
423,889    UNUM Group                                             $10,372,564
           Property & Casualty Insurance - 2.6 %
66,719     Ambac Financial Group, Inc.                            $4,197,292
231,739    Progressive Corp.                                       4,498,054
                                                                  $8,695,346
           Reinsurance - 1.3 %
69,832     Renaissancere Holdings, Ltd.                           $4,567,711
           Total Insurance                                        $29,093,434
           Real Estate - 4.0 %
           Industrial Real Estate Investment Trusts - 0.9 %
48,360     ProLogis Trust                                         $3,208,686
           Mortgage Real Estate Investment Trusts - 1.2 %
255,265    Annaly Capital Management, Inc.                        $4,066,371
           Office Real Estate Investment Trusts - 0.7 %
24,500     Boston Properties, Inc.                                $2,545,550
           Specialized Real Estate Investment Trusts - 1.2 %
110,565    Host Hotels & Resorts, Inc.                            $2,481,079
18,300     Public Storage, Inc.                                    1,439,295
                                                                  $3,920,374
           Total Real Estate                                      $13,740,981
           Software & Services - 1.3 %
           Data Processing & Outsourced Services - 1.3 %
79,388     Computer Sciences Corp. *                              $4,437,789
           Total Software & Services                              $4,437,789
           Technology Hardware & Equipment - 5.8 %
           Communications Equipment - 0.5 %
166,332    Tellabs, Inc. *                                        $1,583,481
           Computer Hardware - 3.2 %
175,850    NCR Corp. *                                            $8,757,330
402,600    Sun Microsystems, Inc. *                                2,258,586

                                                                  $11,015,916
           Computer Storage & Peripherals - 0.9 %
129,225    Imation Corp.                                          $3,169,889
           Office Electronics - 1.2 %
244,873    Xerox Corp. *                                          $4,246,098
           Total Technology Hardware & Equipment                  $20,015,384
           Semiconductors - 1.9 %
           Semiconductors - 1.9 %
133,800    Infineon Technologies (A.D.R.) *                       $2,298,684
152,451    National Semiconductor Corp.                            4,134,471
                                                                  $6,433,155
           Total Semiconductors                                   $6,433,155
           Telecommunication Services - 0.5 %
           Wireless Telecommunication Services - 0.5 %
93,048     Sprint Nextel Corp.                                    $1,767,912
           Total Telecommunication Services                       $1,767,912
           Utilities - 11.2 %
           Electric Utilities - 5.5 %
104,376    American Electric Power Co., Inc.                      $4,809,646
99,673     Edison International                                    5,526,868
60,711     Firstenergy Corp.                                       3,845,435
97,838     PPL Corp.                                               4,529,899
                                                                  $18,711,848
           Gas Utilities - 1.6 %
103,001    Questar Corp.                                          $5,410,643
           Independent Power Producer & Energy Traders - 1.6 %
133,651    NRG Energy, Inc. *                                     $5,652,101
           Multi-Utilities - 2.5 %
118,238    NSTAR                                                  $4,115,865
48,747     Public Service Enterprise Group, Inc.                   4,289,249
                                                                  $8,405,114
           Total Utilities                                        $38,179,706
           TOTAL COMMON STOCKS
           (Cost  $278,539,689)                                   $329,429,428
Principal
Amount ($)
           TEMPORARY CASH INVESTMENT - 2.6 %
           Repurchase Agreement - 2.6 %
9,000,000  UBS Warburg, Inc., 3.85%, dated 9/30/07, repurchases price of $9,000,000 plus accrued interest on 10/1/07, collateralized by $9,089,000 U.S. Treasury Note, 4.875%$9,000,000 TOTAL TEMPORARY CASH INVESTMENT
           (Cost  $9,000,000)                                     $9,000,000
           TOTAL INVESTMENT IN SECURITIES -98.9%
           (Cost  $287,539,689) (a)                               $338,429,428
           OTHER ASSETS AND LIABILITIES - 1.1%                    $3,780,004
           TOTAL NET ASSETS - 100.0%                              $342,209,432

*          Non-income producing security.

(a)	   At September 30, 2007, the net unrealized gain on
	   investments based on cost for federal income tax purposes of $288,890,780 was as follow

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost              $53,754,657

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value               (4,216,009)

           Net unrealized gain                                    $49,538,648


               Pioneer Money Market VCT Portfolio
               SCHEDULE OF INVESTMENTS  9/30/2007 (unaudited)


Principal   Floating
Amount ($)	Rate (a)                                            Value

               COLLATERALIZED MORTGAGE OBLIGATIONS - 1.9 %
               Banks - 1.9 %
               Thrifts & Mortgage Finance - 1.9 %
757,476   5.13 Federal Home Loan Mortgage, Corp., Multifamily VRD
                    Certificate, Floating Rate Note, 1/15/42      $ 757,476
               Total Banks                                        $ 757,476
               TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS          $ 757,476
               (Cost  $757,476)

               CORPORATE BONDS - 42.3 %
               Capital Goods - 3.9 %
               Construction & Farm Machinery & Heavy Trucks - 2.1 %
740,000   5.56 Caterpillar Financial Services, Floating Rate Note,$ 740,186
100,000   5.36 Caterpillar Financial Services, Floating Rate Note,   99,992
                                                                  $ 840,178
               Industrial Conglomerates - 1.7 %
500,000   5.88 GE Capital Corp., Floating Rate Note, 10/17/07     $ 500,000
200,000   5.42 General Electric Capital Corp., Floating Rate Note,  200,041
                                                                  $ 700,041
               Total Capital Goods                                $1,540,219
               Banks - 6.7 %
               Diversified Banks - 6.6 %
250,000        Barclays Bank NY Plc, 5.41%, 6/2/08                $ 250,000
200,000   5.53 Landesbk Baden-Wurtt NY, Floating Rate Note, 1/29/0  200,010
345,000   5.56 Royal Bank of Canada, Floating Rate Note, 3/20/08    344,984
200,000        US Bank, 4.125%, 3/17/08                             198,887
300,000        US Bank, 6.5%, 2/1/08                                301,153
250,000   5.48 US Bank, Floating Rate Note, 11/30/07                249,969
170,000        Wachovia Corp., 3.5%, 8/15/2008                      167,243
70,000    5.43 Wachovia Corp., Floating Rate Note, 11/8/07           70,007
864,000   5.77 Wells Fargo & Co., Floating Rate Note, 04/3/08       864,051
                                                                  $2,646,304
               Total Banks                                        $2,646,304
               Diversified Financials - 26.6 %
               Consumer Finance - 4.0 %
350,000   5.23 American Express, Floating Rate Note, 11/21/07     $ 350,060
600,000   5.87 American Express, Floating Rate Note, 3/5/08         600,334
350,000   5.50 HSBC Finance Corp., Floating Rate Note, 5/9/08       350,333
275,000   5.70 National Rural Utilities, Floating Rate Note, 7/3/0  274,946
                                                                  $1,575,673
               Diversified Capital Markets - 0.2 %
100,000        Credit Suisse First Boston, 5.4%, 12/21/07         $  99,995
               Investment Banking & Brokerage - 10.2 %
640,000   5.51 Bear Stearns Co., Floating Rate Note, 4/29/08      $ 640,552
200,000   5.56 Bear Stearns Co., Inc., Floating Rate, 2/4/08        200,089
445,000   5.46 Credit Suisse First Boston, Inc., Floating Rate, 6/  445,415
560,000   5.73 Credit Suisse First Boston, Inc., Floating Rate, 6/  560,531
280,000   5.76 Goldman Sachs Group, Inc., Floating Rate, 3/28/08    280,562
520,000        Merrill Lynch & Co., 5.46%, 6/16/08                  519,765
200,000   5.59 Merrill Lynch & Co., Floating Rate Note, 8/22/08     199,596
150,000        Morgan Stanley Dean Witter, 3.625%, 4/1/08           148,656
650,000   5.49 Morgan Stanley, Floating Rate Note, 1/18/08          650,095
400,000   5.49 Morgan Stanley, Floating Rate Note, 11/9/07          400,003
                                                                  $4,045,264
               Diversified Financial Services - 10.8 %
370,000   5.36 Caterpillar Financial Services, Floating Rate Note,$ 370,058
650,000   5.76 Citigroup Global Markets, Floating Rate Note, 3/7/0  650,202
600,000   5.42 Citigroup, Inc. Floating Rate Note, 11/1/07          600,051
480,000   5.41 Citigroup, Inc., Floating Rate Note, 5/2/08          480,232
300,000        JP Morgan Chase & Co., 6.375%, 4/1/08                301,390
180,000   5.73 JP Morgan Chase & Co., Floating Rate Note, 6/5/09    180,115
150,000   5.43 JP Morgan Chase & Co., Floating Rate Note, 1/25/08   150,046
895,000   5.79 MBNA Corp., Floating Rate Note, 5/5/08               897,396
170,000        Toyota Motor Credit Corp., 2.875%, 8/1/08            166,596
500,000   5.53 Toyota Motor Credit Corp., Floating Rate Note, 10/1  500,004
                                                                  $4,296,090
               Specialized Finance - 1.4 %
540,000   5.73 Citigroup, Inc., Floating Rate Note, 11/23/07      $ 540,185
               Total Diversified Financials                       $10,557,207
               Insurance - 2.9 %
               Multi-Line Insurance - 2.9 %
761,000   5.48 American General Finance, Floating Rate Note, 01/18$ 761,331
400,000   5.33 American General Finance, Floating Rate Note, 6/27/  400,407
                                                                  $1,161,738
               Total Insurance                                    $1,161,738
               Technology Hardware & Equipment - 1.3 %
               Computer Hardware - 1.3 %
500,000        IBM Corp., 3.8%, 2/1/08                            $ 497,221
               Total Technology Hardware & Equipment              $ 497,221
               Telecommunication Services - 1.0 %
               Integrated Telecommunication Services - 1.0 %
100,000   5.65 AT&T, Inc., Floating Rate Note, 5/15/08            $  99,930
300,000   5.68 BellSouth Corp., Floating Rate Note, 11/15/07        299,953
                                                                  $ 399,883
               Total Telecommunication Services                   $ 399,883
               TOTAL CORPORATE BONDS                              $16,802,572
               (Cost  $16,802,572)

               U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.9%
               Thrifts & Mortgage Finance - 2.9 %
170,000        Federal National Mortgage Association, 5.3%, 1/8/08$ 170,000
400,000        Fed Home Loan Bank, 5.375%, 8/20/08                  400,000
200,000        Fed Home Loan Bank, 5.375%, 9/5/08                   200,000
400,000        U.S. Treasury Bill, 3.95%, 1/24/08                   394,865
                                                                  $1,164,865
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS           $1,164,865
               (Cost  $1,164,865)

               MUNICIPAL BONDS - 4.7 %
               Government - 2.9 %
100,000   5.15 Mississippi State Series B General, Floating Rate N$ 100,000
935,000   5.15 Texas State Tax & Revenue Anticipation, Floating Ra  935,000
110,000   5.15 Texas State Refunding Notes, Floating Rate Note, 12  110,000
                                                                  $1,145,000
               Municipal  Medical - 1.2 %
500,000   5.30 Massachusetts Health & Educational Facilities, Floa$ 500,000
               Municipal  Single Family Housing - 0.5 %
210,000   5.05 Iowa Finance Authority Revenue, Floating Rate Note,$ 210,000
               TOTAL MUNICIPAL BONDS                              $1,855,000
               (Cost  $1,855,000)

               TEMPORARY CASH INVESTMENTS - 47.6 %
               Commercial Paper - 47.6 %
400,000        Abbey National Plc, 5.02%, 12/21/07                $ 395,370
110,000        Abbey National Plc, 5.07%, 10/2/07                   109,953
400,000        Abn Amro Bank NV, 5.36%, 1/10/08                     400,011
400,000        Bank of America Corp., 4.9%, 11/8/07                 397,756
200,000        Bank of America Corp., 5.23%, 11/16/07               198,606
200,000        Bank of America Corp., 5.26%, 10/10/07               199,680
100,000        Bank of America Corp., 5.3%, 2/7/08                   98,071
110,000        Bank of America Corp., 5.6%, 11/7/07                 109,333
600,000   5.38 Bank Of New York Certificate of Deposit, Floating Ra 599,836
750,000        Barclays U.S. Funding Corp., 5.245%, 10/2/07         749,671
850,000        Bayerische Landesbank NY, 5.33%, 11/20/07            850,006
210,000        BNP Paribas Financial, Inc., 5.2%, 10/23/07          209,271
200,000        CBA Delaware Inc. 5.67%, 11/6/07                     198,803
100,000        Citibank NA, 5.55%,  12/3/07                         100,000
800,000        Credit Agricole SA, 5.32%, 11/1/07                   799,994
370,000        Deutsche Bank, 5.31%, 10/10/07                       370,000
200,000        Deutsche Bank, 5.34%, 4/14/08                        200,000
350,000        Deutsche Bank, 5.37%, 10/12/07                       350,000
170,000        Deutsche Bank, 5.37%, 5/22/08                        170,000
155,000        Deutsche Bank, 5.4%, 1/9/08                          155,000
200,000        Deutsche Bank NY, 5.4%, 7/28/08                      200,000
300,000        Dexia Delaware LLC, 5.42%, 11/5/07                   298,329
600,000        Dresner U.S. Finance, Inc., 5.16%, 10/1/07           599,827
300,000        Dresner U.S. Finance, Inc., 5.27%, 11/13/07          298,024
300,000        Fortis Bank New York, 5.305%, 2/19/08                300,006
100,000        Fortis Bank New York, 5.8%, 10/5/07                  100,000
260,000        Fortis Banque Luxemburg, 5.47%, 11/16/07             258,103
400,000        General Electric Capital Corp., 5.235%, 10/16/07     399,011
100,000        General Electric Capital Corp., 5.26%, 10/10/07       99,839
100,000        General Electric Capital Corp., 5.31%, 12/24/07       98,732
125,000        HBOS Treasury Services Plc, 5.24%, 10/25/07          124,527
150,000        HBOS Treasury Services Plc, 5.28%, 10/23/07          149,472
300,000        HBOS Treasury Services Plc, 5.5%, 10/3/07            299,817
140,000        HBOS Treasury Services Plc, 5.65%, 11/1/07           139,275
170,000        HBOS Treasury Services Plc, 5.65%, 12/7/07           168,159
200,000   5.41 HSBC Bank USA, Floating Rate Note, 7/28/08           199,789
322,000        ING Funding LLC, 5.0%, 10/31/07                      320,569
268,000        ING Funding LLC, 5.21%, 1/11/08                      263,967
375,000        ING Funding LLC, 5.255%, 11/05/07                    372,975
150,000        ING Funding LLC, 5.59%, 10/9/07                      149,767
210,000        JP Morgan Chase & Co., 5.0%, 11/8/07                 208,833
200,000        JP Morgan Chase & Co., 5.12%, 1/30/08                196,501
300,000        JP Morgan Chase & Co., 5.19%, 1/30/09                299,308
200,000        Nordea North America, Inc., 5.02%, 11/01/07          199,080
425,000        Nordea North America, Inc., 5.44%, 10/30/07          423,009
200,000        Nordea North America, Inc., 5.55%, 10/29/07          199,075
200,000        Nordea North America, Inc., 5.65%, 10/04/07          199,847
975,000        Royal Bank of Scotland, 5.0%, 10/3/07                974,423
170,000        Societe Generale, 5.13%, 10/5/07                     169,854
305,000        Societe Generale, 5.5%, 10/19/07                     304,068
100,000        Societe Generale, 5.8%, 10/11/07                      99,807
380,000        Societe Generale, 5.17%, 11/1/07                     378,199
330,000        Societe Generale, 5.235%, 11/5/07                    328,248
150,000        Societe Generale, 5.28%, 11/13/07                    149,010
255,000        Societe Generale, 5.28%, 11/26/07                    252,841
1,160,000      Svenska Handelsbank, 5.24%, 10/22/07                1,156,116
144,000        Svenska Handelsbank, 5.55%, 10/18/07                 143,578
200,000        Svenska Handelsbank, 5.6%, 12/7/07                   197,853
180,000        UBS Finance LLC, 5.205%, 12/12/07                    178,074
200,000        UBS Finance LLC, 5.26%, 10/12/07                     199,620
200,000        UBS Finance LLC, 5.28%, 12/17/07                     197,683
250,000        UBS Finance LLC, 5.55%, 12/31/07                     246,416
140,000        UBS Finance LLC, 5.7%, 10/22/07                      139,528
450,000        UBS Finance LLC, 5.2%, 1/8/08                        443,431
150,000        UBS Finance LLC, 5.3%, 1/23/08                       147,413
                                                                  $18,933,364
               TOTAL TEMPORARY CASH INVESTMENTS                   $18,933,364
               (Cost  $18,834,122)
               TOTAL INVESTMENT IN SECURITIES - 99.4%             $39,513,277
               (Cost  $39,513,277)(a)
               OTHER ASSETS AND LIABILITIES - 0.6%                $ 229,390
               TOTAL NET ASSETS - 100.0%                          $39,742,667

(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. Rate shown is rate at period end.


                 Pioneer Oakridge Large Cap Growth VCT
              Schedule of Investments  9/30/07 (unaudited)

Shares                                                            Value
         COMMON STOCKS - 96.6 %
         Energy - 5.4 %
         Oil & Gas Equipment & Services - 2.8 %
  7,715  Schlumberger, Ltd. (b)                                $  810,075
         Oil & Gas Exploration & Production - 2.6 %
 12,215  XTO Energy, Inc.                                      $  755,376
         Total Energy                                          $ 1,565,451
         Materials - 1.5 %
         Specialty Chemicals - 1.5 %
  9,515  Ecolab, Inc.                                          $  449,108
         Total Materials                                       $  449,108
         Capital Goods - 15.3 %
         Aerospace & Defense - 9.3 %
  5,800  Boeing Co.                                            $  608,942
  4,720  Precision Castparts Corp.                                698,466
 10,205  Raytheon Co.                                             651,283
  9,375  United Technologies Corp.                                754,500
                                                               $ 2,713,191
         Industrial Conglomerates - 3.6 %
 25,630  General Electric Co.                                  $ 1,061,082
         Industrial Machinery - 2.4 %
  8,300  Danaher Corp.                                         $  686,493
         Total Capital Goods                                   $ 4,460,766
         Consumer Durables & Apparel - 1.9 %
         Apparel, Accessories & Luxury Goods - 1.9 %
 11,455  Coach, Inc. *                                         $  541,478
         Total Consumer Durables & Apparel                     $  541,478
         Consumer Services - 1.7 %
         Hotels, Resorts & Cruise Lines - 1.7 %
 11,430  Marriott International, Inc.                          $  496,862
         Total Consumer Services                               $  496,862
         Media - 3.5 %
         Broadcasting & Cable Tv - 1.6 %
 19,977  Comcast Corp.*                                        $  483,044
         Movies & Entertainment - 1.9 %
 24,760  News Corp., Inc.                                      $  544,472
         Total Media                                           $ 1,027,516
         Retailing - 5.1 %
         Computer & Electronics Retail - 1.5 %
  9,285  Best Buy Co., Inc.                                    $  427,296
         General Merchandise Stores - 1.9 %
  8,935  Target Corp.                                          $  567,998
         Specialty Stores - 1.7 %
 22,377  Staples, Inc.                                         $  480,882
         Total Retailing                                       $ 1,476,176
         Food & Drug Retailing - 1.8 %
         Drug Retail - 1.8 %
 11,370  Walgreen Co.                                          $  537,119
         Total Food & Drug Retailing                           $  537,119
         Food, Beverage & Tobacco - 2.2 %
         Soft Drinks - 2.2 %
  8,830  PepsiCo, Inc.                                         $  646,886
         Total Food, Beverage & Tobacco                        $  646,886
         Household & Personal Products - 2.5 %
         Household Products - 2.5 %
 10,510  Procter & Gamble Co.                                  $  739,273
         Total Household & Personal Products                   $  739,273
         Health Care Equipment & Services - 3.7 %
         Health Care Equipment - 1.8 %
  6,530  Zimmer Holdings, Inc. *                               $  528,865
         Managed Health Care - 1.9 %
  6,895  Wellpoint, Inc. *                                     $  544,153
         Total Health Care Equipment & Services                $ 1,073,018
         Pharmaceuticals & Biotechnology - 10.7 %
         Biotechnology - 3.3 %
  7,330  Celgene Corp. *                                       $  522,702
  5,785  Genentech, Inc. *                                        451,346
                                                               $  974,048
         Life Sciences Tools & Services - 2.1 %
 10,535  Thermo Fisher Scientific, Inc. *  (b)                 $  608,080
         Pharmaceuticals - 5.3 %
 10,490  Abbott Laboratories                                   $  562,474
  7,675  Allergan, Inc.                                           494,807
  8,930  Novartis AG (A.D.R.)                                     490,793
                                                               $ 1,548,074
         Total Pharmaceuticals & Biotechnology                 $ 3,130,202
         Diversified Financials - 8.6 %
         Consumer Finance - 1.7 %
  8,400  American Express Co.                                  $  498,708
         Investment Banking & Brokerage - 4.1 %
 29,210  Charles Schwab Corp.                                  $  630,936
 21,195  Invesco Plc (b)                                          578,624
                                                               $ 1,209,560
         Specialized Finance - 2.8 %
    500  CME Group, Inc. (b)                                   $  293,675
  3,410  IntercontinentalExchange, Inc. *                         517,979
                                                               $  811,654
         Total Diversified Financials                          $ 2,519,922
         Insurance - 3.0 %
         Life & Health Insurance - 2.2 %
 11,085  Aflac, Inc.                                           $  632,288
         Property & Casualty Insurance - 0.8 %
  4,065  MBIA, Inc. (b)                                        $  248,168
         Total Insurance                                       $  880,456
         Software & Services - 13.3 %
         Application Software - 1.9 %
 12,790  Adobe Systems, Inc. *                                 $  558,411
         Data Processing & Outsourced Services - 2.9 %
  9,610  Iron Mountain, Inc. *  (b)                            $  292,913
 13,430  Paychex, Inc.                                            550,630
                                                               $  843,543
         Home Entertainment Software - 1.9 %
 10,050  Electronic Arts, Inc. *                               $  562,700
         Internet Software & Services - 3.0 %
  1,534  Google, Inc. *                                        $  870,192
         IT Consulting & Other Services - 1.7 %
  6,115  Cognizant Tech Solutions Corp.*                       $  487,794
         Systems Software - 1.9 %
 19,480  Microsoft Corp.                                       $  573,881
         Total Software & Services                             $ 3,896,521
         Technology Hardware & Equipment - 10.9 %
         Communications Equipment - 7.6 %
 30,565  Cisco Systems, Inc. *                                 $ 1,012,007
 18,900  Corning, Inc. *                                          465,885
 17,540  Qualcomm, Inc.                                           741,240
                                                               $ 2,219,132
         Computer Hardware - 3.3 %
  6,260  Apple, Inc. *                                         $  961,160
         Total Technology Hardware & Equipment                 $ 3,180,292
         Semiconductors - 3.9 %
         Semiconductors - 3.9 %
 14,220  Microchip Technology                                  $  516,470
 17,280  Texas Instruments, Inc.                                  632,275
                                                               $ 1,148,745
         Total Semiconductors                                  $ 1,148,745
         Telecommunication Services - 1.5 %
         Wireless Telecommunication Services - 1.5 %
 15,797  Metro PCS Communications, Inc. *  (b)                 $  430,942
         Total Telecommunication Services                      $  430,942
         TOTAL COMMON STOCKS
         (Cost  $22,962,168)                                   $ 28,200,733

         TEMPORARY CASH INVESTMENT - 10.2 %
         Security Lending Collateral - 10.2 %
2,964,746Securities Lending Investment Fund, 5.24%             $ 2,964,746
         TOTAL TEMPORARY CASH INVESTMENT
         (Cost  $2,964,746)                                    $ 2,964,746
         TOTAL INVESTMENT IN SECURITIES - 106.8%
         (Cost  $25,926,914)(a)                                $ 31,165,479
         OTHER ASSETS AND LIABILITIES - (6.8)%                 $ (1,976,471)
         TOTAL NET ASSETS - 100.0%                             $ 29,189,008

     *   Non-income producing security.

(A.D.R.) American Depositary Receipt

   (a)   At September 30, 2007, the net unrealized gain on investments based o

         Aggregate gross unrealized gain for all investments in$ 5,267,018

         Aggregate gross unrealized loss for all investments in w(28,453)

         Net unrealized gain                                   $ 5,238,565

   (b)   At September 30, 2007, the following securities were out on loan:

Shares                          Security                          Value
   495   CME Group, Inc.                                       $ 290,738
 20,965  Invesco Plc                                              572,345
  9,514  Iron Mountain, Inc. *                                    289,987
  4,000  MBIA, Inc.                                               244,200
 15,639  Metro PCS Communications, Inc. *                         426,632
  7,632  Schlumberger, Ltd.                                       801,360
 10,403  Thermo Fisher Scientific, Inc. *                         600,461
         Total                                                 $ 3,225,723


            Pioneer Real Estate Shares VCT Portfolio
            Schedule of Investments  9/30/07 (unaudited)

  Shares                                                               Value
            COMMON STOCKS - 99.4 %
            Consumer Services - 4.7 %
            Hotels, Resorts & Cruise Lines - 4.7 %
    47,000  Hilton Hotels Corp.                                  $     2,185,030
    34,500  Starwood Hotels & Resorts                                  2,095,875
                                                                 $     4,280,905
            Total Consumer Services                              $     4,280,905
            Real Estate - 95.0 %
            Diversified Real Estate Investment Trusts - 8.5 %
    71,300  Liberty Property Trust (b)                           $     2,866,973
    16,000  PS Business Parks, Inc.                                      909,600
    36,700  Vornado Realty Trust (b)                                   4,013,145
                                                                 $     7,789,718


            Industrial Real Estate Investment Trusts - 8.2 %
    37,000  AMB Property Corp.                                   $     2,212,970
   146,900  DCT Industrial Trust, Inc. (b)                             1,538,043
    32,400  First Potomac Realty Trust                                   706,320
    46,000  ProLogis Trust                                             3,052,100
                                                                 $     7,509,433
            Mortgage Real Estate Investment Trusts - 1.0 %
    28,000  iStar Financial, Inc.                                $       951,720
            Office Real Estate Investment Trusts - 14.0 %
    34,300  BioMed Property Trust, Inc.                          $       826,630
    53,000  Boston Properties, Inc.                                    5,506,700
    60,000  Brandywine Realty Trust (b)                                1,518,600
    23,500  Corporate Office Properties                                  978,305
    14,500  Digital Realty Trust, Inc. (b)                               571,155
    28,200  Highwoods Properties, Inc.                                 1,034,094
   100,000  HRPT Properties Trust                                        989,000
    23,000  Kilroy Realty Corp. (b)                                    1,394,490
                                                                 $    12,818,974
            Real Estate Management & Development - 3.5 %
   130,000  Brookfield Properties Corp.                          $     3,237,000
            Residential Real Estate Investment Trusts - 17.9 %
    21,800  Apartment Investment & Management Co.                $       983,834
    60,000  Archstone-Smith Trust                                      3,608,400
    29,000  AvalonBay Communities, Inc.                                3,423,740
    38,000  Camden Property Trust                                      2,441,500
   108,000  Equity Residential Property Trust                          4,574,880
     6,700  Home Properties, Inc. (b)                                    349,606
    42,000  United Dominion Realty Trust                               1,021,440
                                                                 $    16,403,400
            Retail Real Estate Investment Trusts - 28.3 %
    37,900  Cedar Shopping Centers, Inc.                         $       516,198
    60,700  Developers Diversifies Realty Corp. (b)                    3,391,309
    30,000  Federal Realty Investment Trust                            2,658,000
    33,500  General Growth Pro TLB SC                                  1,796,270
    35,100  Kimco Realty Corp. (b)                                     1,586,871
    13,500  Kite Realty Group Trust                                      253,800
    37,300  Regency Centers Corp. (b)                                  2,862,775
    80,800  Simon Property Group, Inc.                                 8,080,000
    30,500  Taubman Centers, Inc.                                      1,669,875
    36,000  The Macerich Co.                                           3,152,880
                                                                 $    25,967,978
            Specialized Real Estate Investment Trusts - 13.3 %
    62,000  Ashford Hospitality Trust                            $       623,100
    56,000  Extra Space Storage, Inc.                                    861,840
     9,500  Hospitality Properties Trust                                 386,175
   157,000  Host Hotels & Resorts, Inc.                                3,523,080
    16,600  HCP, Inc.                                                    550,622
    63,700  Nationwide Health Properties, Inc. (b)                     1,919,281
    40,000  Omega Healthcare Investors *                                 621,200
    46,500  Public Storage, Inc.                                       3,657,225
                                                                 $    12,142,523
            Total Real Estate                                    $    87,371,368
            TOTAL COMMON STOCK
            (Cost  $51,735,254)                                  $    91,652,273

            TEMPORARY CASH INVESTMENT - 22.7 %
            Security Lending Collateral - 22.7 %
20,844,141  Securities Lending Investment Fund, 5.24%            $    20,844,141
            TOTAL TEMPORARY CASH INVESTMENT
            (Cost  $20,844,141)                                  $    20,844,141
            TOTAL INVESTMENT IN SECURITIES - 122.1%
            (Cost  $72,579,395)(a)                               $   112,496,414
            OTHER ASSETS AND LIABILITIES - (22.1)%               $  (20,805,408)
            TOTAL NET ASSETS - 100.0%                            $    91,691,006

        *   Non-income producing security.

      (a) At September 30, 2007, the net unrealized gain on investments based on cos

            Aggregate gross unrealized gain for all investments in  $
19,432,

            Aggregate gross unrealized loss for all investments in
(64

            Net unrealized gain                                     $
39,633,

      (b)   At September 30, 2007, the following securities were out on loan:

  Shares                         Description                           Value
    59,370  Brandywine Realty Trust                              $    1,502,655
    72,800  DCT Industrial Trust, Inc.                                   762,216
    59,875  Developers Diversifies Realty Corp.                        3,345,216
    14,355  Digital Realty Trust, Inc.                                   565,444
     6,633  Home Properties, Inc.                                        346,110
    22,770  Kilroy Realty Corp.                                        1,380,545
    34,749  Kimco Realty Corp.                                         1,571,002
    70,587  Liberty Property Trust                                     2,838,303
    63,063  Nationwide Health Properties, Inc.                         1,900,088
    36,608  Regency Centers Corp.                                      2,809,664
    36,333  Vornado Realty Trust                                       3,973,014
            Total                                                $    20,994,257


         Pioneer Small Cap Value VCT Portfolio
         SCHEDULE OF INVESTMENTS  9/30/07 (unaudited)

Shares                                                         Value
         COMMON STOCKS - 93.4 %
         Energy - 5.5 %
         Coal & Consumable Fuels - 0.7 %
 15,900  Arch Coal, Inc.                                    $  536,466
         Oil & Gas Equipment & Services - 1.7 %
 11,728  Gulfmark offshore, Inc. *                          $  570,684
 49,011  Key Energy Services, Inc. *                           833,187
                                                            $ 1,403,871
         Oil & Gas Exploration & Production - 3.1 %
 19,226  Forest Oil Corp. * (a)                             $  827,487
 18,034  Penn Virginia Corp.                                   793,135
 21,190  Southwestern Energy Co. *                             886,802
                                                            $ 2,507,424
         Total Energy                                       $ 4,447,761
         Materials - 5.0 %
         Construction Materials - 0.9 %
  8,900  Texas Industries, Inc.                             $  698,650
         Diversified Chemical - 1.3 %
 36,400  Hercules, Inc.                                     $  765,128
  7,100  Rockwood Holdings Inc. *                              254,393
                                                            $ 1,019,521
         Metal & Glass Containers - 0.8 %
 18,000  AptarGroup, Inc.                                   $  681,660
         Specialty Chemicals - 0.8 %
 21,800  H.B. Fuller Co.                                    $  647,024
         Steel - 1.2 %
 14,400  Commercial Metals Co.                              $  455,760
 11,200  Steel Dynamics, Inc.                                  523,040
                                                            $  978,800
         Total Materials                                    $ 4,025,655
         Capital Goods - 11.9 %
         Aerospace & Defense - 0.9 %
 16,000  Curtiss-Wright Corp.                               $  760,000
         Construction & Engineering - 1.8 %
 22,700  EMCOR Group, Inc. *                                $  711,872
 13,100  Perini Corp. *                                        732,683
                                                            $ 1,444,555
         Construction & Farm Machinery & Heavy Trucks - 2.7 %
 11,400  Astec Industries, Inc. *                           $  654,930
 11,800  Cascade Corp.                                         769,006
 12,600  The Toro Co. *                                        741,258
                                                            $ 2,165,194
         Electrical Component & Equipment - 3.2 %
 13,600  Acuity Brands, Inc.                                $  686,528
 15,600  Belden CDT, Inc.                                      731,796
  8,700  Genlyte Group, Inc. *                                 559,062
  9,800  Thomas & Betts Corp. *                                574,672
                                                            $ 2,552,058
         Industrial Conglomerates - 0.6 %
 53,100  Cardiome Pharma Corp. *                            $  501,264
         Industrial Machinery - 2.7 %
 19,900  ENPRO Industries, Inc. *                           $  807,940
 17,200  Gardner Denver, Inc. *                                670,800
 13,600  Kaydon Corp.                                          707,064
                                                            $ 2,185,804
         Total Capital Goods                                $ 9,608,875
         Commercial Services & Supplies - 4.0 %
         Commercial Printing - 0.6 %
  8,100  Consolidated Graphics, Inc. *                      $  508,599
         Diversified Commercial Services - 0.7 %
 24,900  Mobile Mini, Inc. *                                $  601,584
         Environmental & Facilities Services - 0.6 %
 10,000  Clean Harbors, Inc. *                              $  445,200
         Human Resource & Employment Services - 0.5 %
 23,049  Korn/Ferry International *                         $  380,539
         Office Services & Supplies - 1.6 %
 25,000  American Reprographics Co. *                       $  468,000
 21,700  Knoll, Inc.                                           384,958
 16,800  Miller (Herman), Inc.                                 455,952
                                                            $ 1,308,910
         Total Commercial Services & Supplies               $ 3,244,832
         Transportation - 1.3 %
         Air Freight & Couriers - 0.6 %
 15,500  Hub Group, Inc. *                                  $  465,465
         Marine - 0.7 %
  7,732  Genco Shipping & Trading, Ltd. (a)                 $  506,678
  2,062  TBS International, Ltd. *                              85,058
                                                            $  591,736
         Total Transportation                               $ 1,057,201
         Consumer Durables & Apparel - 6.1 %
         Apparel, Accessories & Luxury Goods - 2.3 %
 11,300  Columbia Sportswear Co.                            $  625,003
 18,600  Movado Group, Inc.                                    593,712
 11,600  Phillips-Van Heusen                                   608,768
                                                            $ 1,827,483
         Footwear - 0.7 %
 20,500  Wolverine World Wide, Inc.                         $  561,700
         Household Appliances - 0.8 %
 13,200  Snap-On, Inc.                                      $  653,928
         Housewares & Specialties - 1.5 %
 17,741  Jarden Corp. *                                     $  548,907
 20,900  Tupperware Brands Corp.                               658,141
                                                            $ 1,207,048
         Leisure Products - 0.8 %
 23,380  Callaway Golf Co. *                                $  374,314
 11,700  JAKKS Pacific, Inc. *                                 312,507
                                                            $  686,821
         Total Consumer Durables & Apparel                  $ 4,936,980
         Consumer Services - 2.4 %
         Casinos & Gaming - 0.9 %
 26,700  Pinnacle Entertainment, Inc. *                     $  727,041
         Education Services - 0.6 %
 13,500  DeVry, Inc.                                        $  499,635
         Specialized Consumer Services - 0.9 %
 22,400  Regis Corp.                                        $  714,784
         Total Consumer Services                            $ 1,941,460
         Media - 2.0 %
         Publishing - 2.0 %
 27,300  Interactive Data Corp.                             $  769,860
 14,900  Meredith Corp.                                        853,770
                                                            $ 1,623,630
         Total Media                                        $ 1,623,630
         Retailing - 4.4 %
         Apparel Retail - 3.2 %
 11,800  Abercrombie & Fitch Co.                            $  952,260
 38,500  Bebe Stores, Inc. (a)                                 563,255
 18,600  Ross Stores, Inc.                                     476,904
 30,123  Stage Stores, Inc.                                    549,142
                                                            $ 2,541,561
         Computer & Electronics Retail - 0.5 %
 20,300  Radioshack Corp. * (a)                             $  419,398
         General Merchandise Stores - 0.7 %
 18,600  Big Lots, Inc. * (a)                               $  555,024
         Total Retailing                                    $ 3,515,983
         Food & Drug Retailing - 0.7 %
         Food Retail - 0.7 %
 28,500  Alimentation Couche-Tard, Inc.                     $  583,681
         Total Food & Drug Retailing                        $  583,681
         Household & Personal Products - 2.8 %
         Personal Products - 2.8 %
 33,000  Alberto-Culver Co. (Class B)                       $  818,070
 10,100  Chattem, Inc. * (a)                                   712,252
 45,612  Nu Skin Enterprises, Inc.                             737,090
                                                            $ 2,267,412
         Total Household & Personal Products                $ 2,267,412
         Health Care Equipment & Services - 7.6 %
         Health Care Equipment - 3.2 %
 17,600  Edwards Lifesciences Group *                       $  867,856
 38,800  Quidel Corp. *                                        758,928
 47,700  Thoratec Corp. *                                      986,913
                                                            $ 2,613,697
         Health Care Facilities - 1.4 %
 27,800  Amsurg Corp. *                                     $  641,346
 17,400  LCA-Vision, Inc.                                      511,386
                                                            $ 1,152,732
         Health Care Services - 2.5 %
 19,500  Amedisys, Inc. *                                   $  749,190
 11,100  Chemed Corp.                                          689,976
 24,800  LHC Group, Inc. * (a)                                 532,456
  2,833  Omnicare, Inc.                                         94,091
                                                            $ 2,065,713
         Health Care Supplies - 0.5 %
  7,400  PolyMedica Corp. *                                 $  388,648
         Total Health Care Equipment & Services             $ 6,220,790
         Pharmaceuticals & Biotechnology - 3.3 %
         Biotechnology - 1.3 %
 33,000  Array Biopharma, Inc. *                            $  370,590
  5,625  Cubist Pharmaceuticals, Inc. *                        118,856
 15,200  Vertex Pharmaceuticals, Inc. *                        583,832
                                                            $ 1,073,278
         Life Sciences Tools & Services - 0.7 %
  9,300  Advanced Magnetics, Inc. *                         $  531,960
         Pharmaceuticals - 1.3 %
 44,100  Salix Pharmaceuticals, Ltd. * (a)                  $  547,722
 15,700  Watson Pharmaceuticals, Inc. *                        508,680
                                                            $ 1,056,402
         Total Pharmaceuticals & Biotechnology              $ 2,661,640
         Banks - 6.1 %
         Regional Banks - 6.1 %
 12,500  Bank of Hawaii Corp.                               $  660,625
  7,300  BOK Financial Corp.                                   375,293
 46,565  Cardinal Financial Corp.                              465,184
 11,645  City National Corp.                                   809,444
 55,100  CVB Financial Corp. (a)                               644,670
 23,300  Prosperity Bancshares, Inc.                           772,628
 68,052  Sterling Bancshares, Inc.                             776,473
 18,409  Texas Capital Bancshares, Inc. *                      400,212
                                                            $ 4,904,529
         Total Banks                                        $ 4,904,529
         Diversified Financials - 2.5 %
         Asset Management & Custody Banks - 1.0 %
 20,300  Federated Investors, Inc.                          $  805,910
         Consumer Finance - 0.7 %
 21,645  Advanta Corp.                                      $  527,489
         Investment Banking & Brokerage - 0.8 %
 15,700  Lazard, Ltd.                                       $  665,680
         Total Diversified Financials                       $ 1,999,079
         Insurance - 2.0 %
         Life & Health Insurance - 0.5 %
 39,118  American Equity Investment Life Holding            $  416,607
         Property & Casualty Insurance - 0.5 %
 25,900  Amersafe, Inc. *                                   $  428,386
         Reinsurance - 1.0 %
 10,625  IPC Holdings, Ltd.                                 $  306,531
 15,966  Max Capital Group, Ltd.                               447,687
                                                            $  754,218
         Total Insurance                                    $ 1,599,211
         Real Estate - 2.9 %
         Industrial Real Estate Investment Trust - 0.4 %
  8,300  First Industrial Realty Trust, Inc. (a)            $  322,621
         Office Real Estate Investment Trust - 0.8 %
 14,295  BioMed Property Trust, Inc.                        $  344,510
  9,100  Highwoods Properties, Inc.                            333,697
                                                            $  678,207
         Residential Real Estate Investment Trust - 0.4 %
  6,100  Home Properties, Inc. (a)                          $  318,298
         Retail Real Estate Investment Trust - 0.5 %
 13,700  Realty Income Corp. (a)                            $  382,915
         Specialized Real Estate Investment Trust - 0.8 %
  9,300  Healthcare Realty Trust, Inc.                      $  247,938
 11,800  Nationwide Health Properties, Inc. (a)                355,534
                                                            $  603,472
         Total Real Estate                                  $ 2,305,513
         Software & Services - 8.0 %
         Application Software - 1.6 %
 16,629  SPSS, Inc. *                                       $  684,117
 21,000  Synopsys, Inc. *                                      568,680
                                                            $ 1,252,797
         Internet Software & Services - 2.1 %
 40,800  Chordiant Software, Inc. *                         $  565,488
 17,800  J2 Global Communications, Inc. *                      582,594
 63,100  Sonicwall, Inc. *                                     550,863
                                                            $ 1,698,945
         Systems Software - 4.3 %
 20,300  BMC Software, Inc. *                               $  633,969
 21,500  Macrovision Corp. *                                   529,545
 17,600  McAfee, Inc. *                                        613,712
 65,100  Novell, Inc. *                                        497,364
 21,700  Progress Software Corp. *                             657,510
 23,772  Sybase, Inc. *                                        549,846
                                                            $ 3,481,946
         Total Software & Services                          $ 6,433,688
         Technology Hardware & Equipment - 9.3 %
         Communications Equipment - 4.6 %
 40,500  Arris Group, Inc. *                                $  500,175
  7,200  Blue Coat Systems, Inc. *                             567,072
 51,000  C-COR, Inc. *                                         585,990
 17,000  Ciena Corp. *                                         647,360
 14,300  Comtech Telecommunications Corp. *                    764,907
 20,717  NETGEAR, Inc. *                                       630,211
                                                            $ 3,695,715
         Computer Storage & Peripherals - 0.7 %
 29,500  Emulex Corp. *                                     $  565,515
         Electronic Equipment & Instruments - 0.5 %
 14,900  Checkpoint Systems, Inc. *                         $  393,211
         Electronic Manufacturing Services - 0.6 %
 20,200  Benchmark Electronics, Inc. *                      $  482,174
         Technology Distributors - 2.9 %
  7,200  Anixter International, Inc. *                      $  593,640
 13,900  Arrow Electronics, Inc. *                             591,028
 15,700  Avnet, Inc. *                                         625,802
 21,500  Insight Enterprises, Inc. *                           554,915
                                                            $ 2,365,385
         Total Technology Hardware & Equipment              $ 7,502,000
         Semiconductors - 0.8 %
         Semiconductor Equipment - 0.4 %
 22,713  Brooks Automation, Inc. *                          $  323,433
         Semiconductors - 0.4 %
 79,044  Lattice Semiconductor Corp. *                      $  354,908
         Total Semiconductors                               $  678,341
         Telecommunication Services - 1.6 %
         Alternative Carriers - 0.8 %
 29,500  Time Warner Telecom *                              $  648,115
         Integrated Telecommunication Services - 0.8 %
 20,700  NTELOS Holdings Corp.                              $  609,822
         Total Telecommunication Services                   $ 1,257,937
         Utilities - 3.0 %
         Electric Utilities - 1.1 %
 28,800  Sierra Pacific Resources                           $  453,024
 17,400  Western Resources, Inc.                               427,344
                                                            $  880,368
         Gas Utilities - 1.9 %
 13,198  AGL Resources, Inc.                                $  522,905
 17,200  Atmos Energy Corp.                                    487,104
 16,300  Washington Gas Light Co.                              552,407
                                                            $ 1,562,416
         Total Utilities                                    $ 2,442,784
         TOTAL COMMON STOCKS
         (Cost  $74,345,509)                                $ 75,258,982

         EXCHANGE TRADED FUNDS - 3.3 %
         Real Estate - 3.3 %
         Real Estate Investment Trust - 3.3 %
 10,800  DJ Wilshire Real Estate Investment Trust ETF (a)   $  875,450
 11,330  iShare Dow Jones U.S. Real Estate Index Fund (a)      866,630
  9,400  iShares Cohen & Steers Realty Majors Index Fund (a)   876,550
                                                            $ 2,618,630
         Total Real Estate                                  $ 2,618,630
         TOTAL EXCHANGE TRADED FUNDS
         (Cost  $3,255,709)                                 $ 2,618,630

         TEMPORARY CASH INVESTMENT - 10.9 %
         Security Lending Collateral - 10.9 %
8,789,116Securities Lending Investment Fund, 5.24%          $ 8,789,116
         TOTAL TEMPORARY CASH INVESTMENT
         (Cost  $8,789,116)                                 $ 8,789,116
         TOTAL INVESTMENT IN SECURITIES - 107.7%
         (Cost  $86,390,334)(b)                             $ 86,666,728
         OTHER ASSETS AND LIABILITIES - (7.7)%              $ (6,230,048)
         TOTAL NET ASSETS - 100.0%                          $ 80,436,680

     *   Non-income producing security.

   (a)   At September 30, 2007, the following securities were out on loan:

Shares                        Security                         Value
16,570   Bebe Stores, Inc.                                  $ 242,419
18,414   Big Lots, Inc. *                                     549,474
53,549   CVB Financial Corp.                                  638,223
 9,999   Chattem, Inc. *                                      705,130
18,143   Forest Oil Corp. *                                   780,875
 6,039   Home Properties, Inc.                                315,115
 9,900   iShares Cohen & Steers Realty Majors Index Fund      922,977
12,009   iShare Dow Jones U.S. Real Estate Index Fund         918,329
11,682   Nationwide Health Properties, Inc.                   351,979
20,097   Radioshack Corp. *                                   415,204
13,563   Realty Income Corp.                                  379,086
43,659   Salix Pharmaceuticals, Ltd. *                        542,245
 8,217   First Industrial Realty Trust, Inc.                  319,395
26,318   LHC Group, Inc. *                                    565,047
 1,100   DJ Wilshire Real Estate Investment Trust ETF          89,331
 7,655   Genco Shipping & Trading, Ltd.                       501,632
         Total                                              $ 8,236,461

   (b) At September 30, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $86,446,893 was as follows:

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost          $ 3,412,779

         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value            (3,192,944)

         Net unrealized gain                                $ 219,835


       Pioneer Small & Mid Cap Growth VCT
       SCHEDULE OF INVESTMENTS  9/30/07 (unaudited)

Shares                                                                Value
       COMMON STOCKS - 100.3 %
       Energy - 8.2 %
       Oil & Gas Equipment & Services - 4.1 %
  750  Cameron International Corp. *                               $  69,218
1,400  FMC Technologies, Inc. *                                       80,724
2,700  TETRA Technologies, Inc. *                                     57,078
                                                                   $ 207,020
       Oil & Gas Exploration & Production - 4.1 %
1,580  Forest Oil Corp. *                                          $  68,003
  700  Newfield Exploration Co. *                                     33,712
1,210  Pioneer Natural Resources Co.                                  54,426
1,110  Whiting Petroleum Corp. *                                      49,340
                                                                   $ 205,481
       Total Energy                                                $ 412,501
       Materials - 3.6 %
       Specialty Chemicals - 3.6 %
3,700  Sigma-Aldrich Corp.                                         $ 180,338
       Total Materials                                             $ 180,338
       Capital Goods - 8.1 %
       Electrical Component & Equipment - 2.1 %
2,450  AMETEK, Inc.                                                $ 105,889
       Industrial Machinery - 6.0 %
4,270  Gardner Denver, Inc. *                                      $ 166,530
1,980  ITT Corp.                                                     134,501
                                                                   $ 301,031
       Total Capital Goods                                         $ 406,920
       Commercial Services & Supplies - 2.2 %
       Diversified Commercial Services - 2.2 %
2,950  ChoicePoint, Inc. *                                         $ 111,864
       Total Commercial Services & Supplies                        $ 111,864
       Transportation - 3.4 %
       Air Freight & Couriers - 3.4 %
3,650  Expeditors International of Washington, Inc.                $ 172,645
       Total Transportation                                        $ 172,645
       Consumer Durables & Apparel - 1.5 %
       Apparel, Accessories & Luxury Goods - 1.5 %
1,550  Coach, Inc. *                                               $  73,269
       Total Consumer Durables & Apparel                           $  73,269
       Consumer Services - 5.5 %
       Education Services - 2.6 %
3,430  DeVry, Inc.                                                 $ 126,944
       Leisure Facilities - 2.9 %
3,200  International Speedway Corp.                                $ 146,752
       Total Consumer Services                                     $ 273,696
       Media - 4.8 %
       Advertising - 4.8 %
3,970  Harte -Hanks, Inc.                                          $  78,130
2,400  WPP Group Plc                                                 162,000
                                                                   $ 240,130
       Total Media                                                 $ 240,130
       Retailing - 4.7 %
       Automotive Retail - 3.9 %
5,850  O'Reilly Automotive, Inc. *                                 $ 195,449
       Specialty Stores - 0.8 %
1,200  PetSmart, Inc. *                                            $  38,280
       Total Retailing                                             $ 233,729
       Household & Personal Products - 2.6 %
       Household Products - 2.6 %
2,110  Clorox Co.                                                  $ 128,689
       Total Household & Personal Products                         $ 128,689
       Health Care Equipment & Services - 14.6 %
       Health Care Equipment - 7.7 %
2,080  C. R. Bard, Inc.                                            $ 183,435
2,810  ResMed, Inc. *                                                120,465
1,190  Stryker Corp.                                                  81,824
                                                                   $ 385,724
       Health Care Services - 2.8 %
1,920  Express Scripts, Inc. *                                     $ 107,174
  350  Medco Health Solutions, Inc. *                                 31,637
                                                                   $ 138,811
       Health Care Supplies - 4.1 %
5,000  Dentsply International, Inc.                                $ 208,200
       Total Health Care Equipment & Services                      $ 732,735
       Pharmaceuticals & Biotechnology - 3.3 %
       Life Sciences Tools & Services - 3.3 %
2,650  Techne Corp. *                                              $ 167,162
       Total Pharmaceuticals & Biotechnology                       $ 167,162
       Banks - 3.6 %
       Regional Banks - 3.6 %
10,300 UCBH Holdings, Inc. (a)                                     $ 180,044
       Total Banks                                                 $ 180,044
       Diversified Financials - 7.9 %
       Asset Management & Custody Banks - 7.9 %
5,030  Federated Investors, Inc.                                   $ 199,691
3,550  T. Rowe Price Associates, Inc.                                197,700
                                                                   $ 397,391
       Total Diversified Financials                                $ 397,391
       Software & Services - 12.1 %
       Application Software - 4.4 %
1,910  Adobe Systems, Inc. *                                       $  83,391
8,750  Informatica Corp. *                                           137,375
                                                                   $ 220,766
       Data Processing & Outsourced Services - 3.7 %
  970  DST Systems, Inc. *                                         $  83,236
2,040  Fiserv, Inc. *                                                103,754
                                                                   $ 186,990
       Systems Software - 4.0 %
3,070  Micros Systems, Inc. *                                      $ 199,765
       Total Software & Services                                   $ 607,521
       Technology Hardware & Equipment - 7.2 %
       Electronic Equipment & Instruments - 7.2 %
1,880  Mettler-Toledo International, Inc. *                        $ 191,760
4,370  Trimble Navigation, Ltd. *                                    171,348
                                                                   $ 363,108
       Total Technology Hardware & Equipment                       $ 363,108
       Semiconductors - 6.9 %
       Semiconductors - 6.9 %
4,010  Linear Technology Corp.                                     $ 140,310
5,600  Microchip Technology                                          203,392
                                                                   $ 343,702
       Total Semiconductors                                        $ 343,702
       TOTAL COMMON STOCKS
       (Cost  $4,012,564)                                          $ 5,025,444

       TEMPORARY CASH INVESTMENT - 2.9 %
       Security Lending Collateral - 2.9 %
177,428Securities Lending Investment Fund, 5.24%                   $ 177,428
       TOTAL TEMPORARY CASH INVESTMENT
       (Cost  $865,011)                                            $ 177,428
       TOTAL INVESTMENT IN SECURITIES - 100.3%
       (Cost  $4,877,575)(b)                                       $ 5,202,872
       OTHER ASSETS AND LIABILITIES - (0.3)%                       $ (193,860)
       TOTAL NET ASSETS - 100.0%                                   $ 5,009,012

   *   Non-income producing security.

 (a)   At September 30, 2007, the following securities were out on loan:

Shares                           Security                             Value
10,197 UCBH Holdings, Inc.                                         $ 178,244

 (b) At September 30, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $4,895,354 was as follows:

       Aggregate gross unrealized gain for all investments in which
       there is an excess of value over tax cost                   $ 322,004

       Aggregate gross unrealized loss for all investments in which
       there is an excess of tax cost over value                     (14,486)

       Net unrealized gain                                         $ 307,518


            Pioneer Strategic Income VCT Portfolio
            Schedule of Investments  9/30/07 (unaudited)

Principal
  Amount                                                          Value
            ASSET BACKED SECURITIES - 3.2 %
            Energy - 0.3 %
            Oil & Gas Equipment & Services - 0.3 %
   135,000  Nakilat, Inc., 6.267%, 12/31/33 (144A)              $ 131,035
   100,000  Sevan Marine ASA, 8.37%, 5/14/13 (144A) (b)            99,500
                                                                $ 230,535
            Total Energy                                        $ 230,535
            Consumer Services - 0.1 %
            Restaurants - 0.1 %
   100,000  Dunkin Brands Master Finance LLC, 8.28%, 6/20/31 (14$ 102,711
            Total Consumer Services                             $ 102,711
            Food & Drug Retailing - 0.4 %
            Food Retail - 0.4 %
   355,000  Dominos Pizza Master Issuer LL, 7.629%, 4/25/37     $ 343,516
            Total Food & Drug Retailing                         $ 343,516
            Banks - 0.1 %
            Thrifts & Mortgage Finance - 0.1 %
   100,576  Taganka Car Loan Finance Plc, 6.80%, 11/14/13 (144A)$ 100,576
            Total Banks                                         $ 100,576
            Diversified Financials - 0.9 %
            Consumer Finance - 0.0 %
    15,189  Realkredit Danmark, 7.0%, 10/1/32                   $   3,118
            Other Diversified Financial Services - 0.8 %
   209,582  Caithness Coso Fund Corp., 6.263%, 6/15/14 (144A)   $ 220,866
   159,470  PF Export Receivable Master Trust, 6.436%, 6/1/15 (1  160,802
   201,043  Power Receivables Finance, 6.29%, 1/1/12 (144A)       207,024
                                                                $ 588,692
            Specialized Finance - 0.1 %
   100,000  Aegis Asset Backed Securities, 6.78%, 1/25/34 (b)   $  86,546
            Total Diversified Financials                        $ 678,356
            Utilities - 1.0 %
            Electric Utilities - 0.9 %
   188,680  FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)     $ 192,689
   356,660  Ormat Funding Corp., 8.25%, 12/30/20                  362,455
   174,401  Tenaska Alabama, 7.0%, 6/30/21 (144A)                 175,187
                                                                $ 730,331
            Total Utilities                                     $ 730,331
            Government - 0.4 %
            Government - 0.3 %
   275,924  Republic of Columbia, 9.75%, 4/9/2011               $ 293,169
            Total Government                                    $ 293,169
            TOTAL ASSET BACKED SECURITIES
            (Cost  $2,482,586)                                  $2,479,194

            COLLATERALIZED MORTGAGE OBLIGATIONS - 1.0 %
            Banks - 0.6 %
            Thrifts & Mortgage Finance - 0.6 %
    21,566  Global Tower Partners Acquisition, 5.76%, 10/25/44 ($  21,382
   110,000  SBA CMBS Trust, 6.904%, 11/15/36                      106,099
   365,000  T SRA R 2006-1 F, 7.5296%, 10/15/36 (144A)            343,627
                                                                $ 471,108
            Total Banks                                         $ 471,108
            Diversified Financials - 0.4 %
            Other Diversified Financial Services - 0.4 %
    16,288  Countrywide Home Loans, 6.12%, 9/25/33 (b)          $  16,585
    50,000  CS First Boston Mortgage Security, 5.78%, 9/25/34 (b   46,150
    80,000  Global Signal, 7.036%, 2/15/36 (144A)                  76,840
   155,000  Tower 2004-2A F, 6.376%, 12/15/14                     147,312
                                                                $ 286,887
            Specialized Finance - 0.0 %
    22,560  INDX 2004-AR1 2A, 5.80%, 4/25/34 (b)                $  22,106
            Total Diversified Financials                        $ 308,993
            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
            (Cost  $816,773)                                    $ 780,101

            CORPORATE BONDS - 28.9 %
            Energy - 3.7 %
            Coal & Consumable Fuels - 0.6 %
   530,000  Massey Energy Co., 6.875%, 12/15/13                 $ 494,225
            Oil & Gas Drilling - 0.5 %
   300,000  DDI Holding AS, 9.3%, 1/19/12 (144A)                $ 309,000
    75,000  DDI Holdings AS, 9.3%, 4/23/12 (144A)                  76,500
                                                                $ 385,500
            Oil & Gas Equipment & Services - 0.6 %
   125,000  Complete Production Service, 8.0%, 12/15/16         $ 123,594
   110,000  Nakilat, Inc., 6.067%, 12/31/33 (144A)                106,136
   500,000  Petromena AS, 9.75%, 5/24/12 (144A)                    93,638
   150,000  Semgroup LP, 8.75%, 11/15/15 (144A)                   146,625
                                                                $ 469,993
            Oil & Gas Exploration & Production - 1.7 %
   210,000  Baytex Energy, Ltd., 9.625%, 7/15/10                $ 216,300
   245,000  Compton Petroleum Corp., 7.625%, 12/1/13              236,424
   170,000  Harvest Operations Corp., 7.875%, 10/15/11            164,475
   300,000  Parallel Petroleum Corp., 10.25%, 8/1/14              304,500
   200,000  Quicksilver Resources, Inc., 7.125%, 4/1/16           197,000
    45,000  Southern Star Central Corp., 6.75%, 3/1/16             43,031
   125,000  Verasun Energy Corp., 9.875%, 12/15/12                126,250
                                                                $1,287,980
            Oil & Gas Storage & Transporation - 0.2 %
    30,000  Copano Energy LLC, 8.125%, 3/1/16                   $  30,525
    75,000  Inergy LP, 8.25%, 3/1/16                               77,438
    85,000  Targa Resources, Inc., 8.5%, 11/1/13 (144A)            85,000
                                                                $ 192,963
            Total Energy                                        $2,830,661
            Materials - 4.9 %
            Aluminum - 0.6 %
    95,000  Aleris International, Inc., 9.0%, 12/15/14          $  87,875
   205,000  Asia Aluminum Holdings, 8.0%, 12/23/11 (144A)         199,363
   140,000  Novelis, Inc., 7.25%, 2/15/15                         135,100
                                                                $ 422,338
            Commodity Chemicals - 0.6 %
   110,000  Arco Chemical Co., 9.8%, 2/1/20                     $ 108,900
   420,000  Georgia Gulf Corp., 9.5%, 10/15/14 (b)                384,300
                                                                $ 493,200
            Construction Materials - 0.2 %
   120,000  U.S. Concrete, Inc., 8.375%, 4/1/14                 $ 111,600
            Diversified Chemical - 1.0 %
   130,000  Basell Finance Co., 8.1%, 3/15/27 (144A)            $ 113,100
   225,000  Ineos Group Holdings Plc, 7.875%, 2/15/16 (144A)      300,182
   145,000  Nell AF Sarl, 8.375%, 8/15/15 (144A)                  192,418
   160,000  Phibro Animal Health Corp., 10.0%, 8/1/13 (144A)      162,400
                                                                $ 768,100
            Diversified Metals & Mining - 0.8 %
    70,000  American Rock Salt Co. LLC, 9.5%, 3/15/14           $  71,575
   100,000  Vale Overseas, Ltd., 6.25%, 1/11/16                   100,700
   400,000  Vale Overseas, Ltd., 8.25%, 1/17/34                   473,411
                                                                $ 645,686
            Forest Products - 0.2 %
   205,000  Ainsworth Lumber, 6.75%, 3/15/14 (b)                $ 132,225
            Paper Products - 1.5 %
 1,400,000  Bowater Canada Finance, 7.95%, 11/15/11             $1,151,500
            Total Materials                                     $3,724,649
            Capital Goods - 2.5 %
            Building Products - 0.3 %
   235,000  Builders Firstsource, Inc., 9.81%, 2/15/12          $ 226,188
            Construction & Engineering - 0.2 %
   160,000  Dycom Industries, 8.125%, 10/15/15                  $ 162,800
            Construction & Farm Machinery & Heavy Trks - 0.6 %
   130,000  Commercial Vehicle Group, 8.0%, 7/1/13              $ 122,850
   270,000  Greenbrier Co., Inc., 8.375%, 5/15/15                 269,325
    65,000  Titan Wheel International, Inc., 8.0%, 1/15/12         64,838
                                                                $ 457,013
            Electrical Component & Equipment - 0.8 %
   170,000  Baldor Electric, 8.625%, 2/15/17                    $ 177,650
   245,000  Caiua Serv Electricidad, 11.125%, 4/2/49 (144A)       245,318
   200,000  Power Contract Financing LLC, 0.68%, 2/5/10 (144A) (  172,000
                                                                $ 594,968
            Industrial Machinery - 0.2 %
   150,000  Gardner Denver, Inc., 8.0%, 5/1/13 (144A)           $ 150,375
            Trading Companies & Distributors - 0.4 %
   325,000  Glencore Funding LLC, 6.0%, 4/15/14 (144A)          $ 320,110
            Total Capital Goods                                 $1,911,454
            Commercial Services & Supplies - 1.0 %
            Diversified Commercial Services - 0.8 %
    50,000  FTI Consulting, 7.75%, 10/1/16                      $  51,750
   500,000  NCO Group, Inc., 10.23%, 11/15/13  (b)                481,250
   145,000  Park-Ohio Industries, Inc., 8.375%, 11/15/14          139,925
                                                                $ 672,925
            Environmental & Facilities Services - 0.1 %
    80,000  Clean Harbors, Inc., 11.25%, 7/15/12 (144A)         $  87,988
            Total Commercial Services & Supplies                $ 760,913
            Transportation - 0.4 %
            Marine - 0.1 %
    85,000  CMA CGM SA, 7.25%, 2/1/13 (144A)                    $  82,450
    40,000  Trailer Bridge, Inc., 9.25%, 11/15/11                  39,600
                                                                $ 122,050
            Railroads - 0.3 %
   220,000  Kansas City Southern Mex, 7.375%, 6/1/14 (144A)     $ 215,050
            Total Transportation                                $ 337,100
            Consumer Durables & Apparel - 0.9 %
            Footwear - 0.1 %
   140,000  Brown Shoe Co., Inc., 8.75%, 5/1/12                 $ 144,200
            Homebuilding - 0.7 %
    95,000  C10 Capital SPV, Ltd., 6.722%, 12/31/49 (b)         $  91,096
   170,000  C8 Capital SPV, Ltd., 6.64%, 12/31/49 (b)             165,233
   238,000  Meritage Homes Corp., 6.25%, 3/15/15                  185,640
   130,000  Urbi Desarrollos Urbanos, 8.5%, 4/19/16 (144A)        130,000
                                                                $ 571,969
            Total Consumer Durables & Apparel                   $ 716,169
            Consumer Services - 0.5 %
            Casinos & Gaming - 0.5 %
   225,000  Station Casinos, Inc., 6.625%, 3/15/18              $ 188,438
   250,000  Tropicana Finance Corp., 9.625%, 12/15/14 (144A)      193,750
                                                                $ 382,188
            Total Consumer Services                             $ 382,188
            Media - 1.0 %
            Broadcasting & Cable Television - 0.8 %
   250,000  C&M Finance, Ltd., 8.1%, 2/1/16 (144A)              $ 248,125
   310,000  Kabel Deutschland GMBH, 10.625%, 7/1/14               331,700
                                                                $ 579,825
            Movies & Entertainment - 0.2 %
   185,000  Corp Interamer De Entret, 8.875%, 6/14/15 (144A)    $ 181,763
            Total Media                                         $ 761,588
            Retailing - 0.3 %
            General Merchandise Stores - 0.2 %
   130,000  Cnetral Garden, 9.125%, 2/1/13                      $ 121,875
            Specialty Stores - 0.1 %
   120,000  Sally Holdings, 9.25%, 11/15/14 (144A)              $ 121,200
            Total Retailing                                     $ 243,075
            Food, Beverage & Tobacco - 0.7 %
            Agricultural Products - 0.2 %
   130,000  Cosan Finance, Ltd., 7.0%, 2/1/17 (144A)            $ 124,800
            Brewers - 0.5 %
    68,000  Cerveceria Nacio, 8.0% 3/27/14 (144A)               $  69,020
    80,000  Cia Brasileira de Bebida, 10.5%, 12/15/11              94,300
   220,000  Cia Brasileira de Bebida, 8.75%, 9/15/13              252,175
                                                                $ 415,495
            Total Food, Beverage & Tobacco                      $ 540,295
            Health Care Equipment & Services - 0.6 %
            Health Care Facilities - 0.3 %
   265,000  HCA, Inc., 9.625%, 11/15/16                         $ 282,888
            Health Care Services - 0.2 %
   165,000  Rural/Metro Corp., 9.875%, 3/15/15                  $ 156,750
            Total Health Care Equipment & Services              $ 439,638
            Pharmaceuticals & Biotechnology - 0.8 %
            Biotechnology - 0.2 %
   200,000  Angiotech Pharmaceutical, 7.75%, 4/1/14             $ 183,000
            Pharmaceuticals - 0.5 %
   320,000  Valeant Pharmaceuticals, 7.0%, 12/15/11             $ 313,600
   116,000  Warner Chilcott Corp., 8.75%, 2/1/15                  120,060
                                                                $ 433,660
            Total Pharmaceuticals & Biotechnology               $ 616,660
            Banks - 1.6 %
            Diversified Banks - 1.6 %
   100,000  ALB Finance BV, 9.25%, 9/25/13                      $  88,270
   160,000  ATF Bank JSC, 9.25%, 4/12/12 (144A)                   163,766
   100,000  ATF Capital BV, 9.25%, 2/21/14 (144A)                 101,860
   100,000  Banco Macro SA, 10.36%, 6/7/12 (b)                     82,750
   135,000  Kazkommerts International BV, 8.0%, 11/3/15           120,042
   200,000  Sibacademfinance Plc, 9.0%, 5/12/09 (144A)            192,214
   100,000  TNK-BP Finance SA, 6.625%, 3/20/17 (144A)              93,130
   240,000  TNK-BP Finance SA, 7.5%, 7/18/16 (144A)               238,344
   175,000  Turanalem Finance BV, 8.5%, 2/10/15 (144A)            155,610
                                                                $1,235,986
            Total Banks                                         $1,235,986
            Diversified Financials - 1.8 %
            Consumer Finance - 1.1 %
   235,000  Ford Motor Credit Co., 5.7%, 1/15/10                $ 220,995
    35,000  Ford Motor Credit Co., 5.8%, 1/12/09                   33,805
   150,000  Russian Stand Bank, 7.5%, 10/7/10 (144A)              131,610
   250,000  SLM Corp., 5.51%, 4/18/08 (b)                         248,031
   320,000  SLM Corp., 4.0%, 7/25/14 (b)                          230,400
                                                                $ 864,841
            Specialized Finance - 0.7 %
   272,000  Alfa Div Pymt Rights Fin, 7.59%, 12/15/11 (144A)    $ 263,840
   210,000  Ceva Group Plc, 8.5%, 12/1/14 (144A)                  251,706
                                                                $ 515,546
            Total Diversified Financials                        $1,380,387
            Insurance - 2.3 %
            Insurance Brokers - 0.1 %
   100,000  Usi Holdings Corp., 9.43%, 11/15/14 (b)             $  95,000
            Life & Health Insurance - 0.4 %
   300,000  Presidential Life Corp., 7.875%, 2/15/09            $ 300,000
            Multi-Line Insurance - 0.8 %
   300,000  Hanover Insurance Group, 7.625%, 10/15/25           $ 311,270
   290,000  Liberty Mutual Group, 7.0%, 3/15/37 (144A)            270,503
                                                                $ 581,773
            Property & Casualty Insurance - 0.5 %
   285,000  Kingsway America, Inc., 7.5%, 2/1/14                $ 290,498
    80,000  Ohio Casualty Corp., 7.3%, 6/15/14                     85,562
                                                                $ 376,060
            Reinsurance - 0.5 %
   365,000  Platinum Underwriters HD 7.50%, 6/1/17              $ 386,541
            Total Insurance                                     $1,739,374
            Real Estate - 1.3 %
            Real Estate Management & Development - 0.5 %
    50,000  Alto Palermo SA, 10.60%, 6/11/12 (144A) (b)         $  43,125
   375,000  Forest City Enterprises, 7.625%, 6/1/15               353,438
                                                                $ 396,563
            Real Estate Investment Trusts - 0.8 %
   120,000  BF Saul Real Estate Investment Trust, 7.5%, 3/1/14  $ 111,600
   340,000  Trustreet Properties, Inc., 7.5%, 4/1/15              364,473
    90,000  Ventas Realty Capital Corp., 7.125%, 6/1/15 (144A)     91,800
                                                                $ 567,873
            Total Real Estate                                   $ 964,436
            Technology Hardware & Equipment - 0.7 %
            Communications Equipment - 0.1 %
   105,000  Mastec, Inc., 7.625%, 2/1/17                        $ 102,113
            Computer Storage & Peripherals - 0.1 %
   125,000  Sungard Data Systesm, Inc., 10.25%, 8/15/15         $ 130,625
            Electronic Manufacturing Services - 0.1 %
    60,000  Flextronics International, Ltd., 6.5%, 5/15/13      $  57,300
            Technology Distributors - 0.4 %
   311,000  Anixter International Corp., 5.95%, 3/1/15          $ 284,565
            Total Technology Hardware & Equipment               $ 574,603
            Semiconductors - 0.2 %
            Semiconductors - 0.2 %
   160,000  Freescale Semiconductor, 9.125%, 12/15/14           $ 148,000
    40,000  Freescale Semiconductor, 9.57%, 12/15/14 (b)           37,700
                                                                $ 185,700
            Total Semiconductors                                $ 185,700
            Telecommunication Services - 2.0 %
            Integrated Telecommunication Services - 0.7 %
   140,000  Eschelon Operating Co., 8.375%, 8/1/16              $ 137,200
   300,000  PGS Solutions, Inc., 9.872%, 2/15/17 (144A)           282,750
   110,000  Stratos Global Corp., 9.875%, 2/15/13                 115,775
    63,000  Tele Norte Leste Participacoes, 8.0%, 12/18/13         66,780
   100,000  Windstream Corp., 8.625%, 8/1/16                      106,625
                                                                $ 709,130
            Wireless Telecommunication Services - 1.3 %
   360,000  Digicel, Ltd., 9.25%, 9/1/12 (144A)                 $ 369,900
   240,000  Intelsat Intermediate, 0.0%, 2/1/15                   197,400
   390,000  True Move Co., Ltd., 10.75%, 12/16/13 (144A)          397,800
                                                                $ 965,100
            Total Telecommunication Services                    $1,674,230
            Utilities - 1.5 %
            Electric Utilities - 1.1 %
   350,000  Intergen NV, 9.0%, 6/30/17                          $ 367,500
   247,392  Juniper Generation, 6.79%, 12/31/14 (144A)            250,647
   250,000  Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)      248,143
                                                                $ 866,290
            Gas Utilities - 0.1 %
   125,000  Southern Union Co., 7.2%, 11/1/66                   $ 125,570
            Multi-Utilities - 0.2 %
   180,000  NSG Holdings LLC, 7.75%, 12/15/25 144A              $ 178,200
            Total Utilities                                     $1,170,060
            TOTAL CORPORATE BONDS
            (Cost  $22,274,324)                                 $22,189,166

            U.S. GOVERNMENT AGENCY OBLIGATIONS - 53.7 %
   669,455  Federal Home Loan Mortgage Corp., 4.5%, 4/1/20      $ 644,491
   394,233  Federal Home Loan Mortgage Corp., 4.5%, 7/1/20        379,532
   243,449  Federal Home Loan Mortgage Corp., 4.5%, 4/1/35        226,533
    40,718  Federal Home Loan Mortgage Corp., 5.5%, 10/1/16        40,754
   300,098  Federal Home Loan Mortgage Corp., 5.0%, 12/1/21       294,236
    34,998  Federal Home Loan Mortgage Corp., 5.0%, 5/1/34         33,472
   115,342  Federal Home Loan Mortgage Corp., 5.0%, 6/1/35        110,205
   336,959  Federal Home Loan Mortgage Corp., 5.0%, 6/1/36        321,510
 1,092,757  Federal Home Loan Mortgage Corp., 5.0%, 5/1/37       1,042,658
   518,814  Federal Home Loan Mortgage Corp., 5.5%, 11/1/34       509,411
   147,493  Federal Home Loan Mortgage Corp., 5.5%, 11/1/34       144,723
   292,091  Federal Home Loan Mortgage Corp., 5.5%, 1/1/35        286,605
   481,188  Federal Home Loan Mortgage Corp., 5.5%, 1/1/37        471,235
   865,376  Federal Home Loan Mortgage Corp., 5.5%, 2/1/37        847,363
   181,879  Federal Home Loan Mortgage Corp., 6.0%, 6/1/17        184,598
    11,234  Federal Home Loan Mortgage Corp., 6.0%, 1/1/33         11,297
   192,169  Federal Home Loan Mortgage Corp., 6.0%, 6/1/35        192,553
   900,000  Federal Home Loan Mortgage Corp., 6.5%, 10/1/37       916,031
   274,995  Federal National Mortgage Association, 4.0%, 7/1/18   259,975
   255,782  Federal National Mortgage Association, 4.5%, 5/1/20   246,342
   162,402  Federal National Mortgage Association, 4.5%, 9/1/20   156,408
   133,146  Federal National Mortgage Association, 4.5%, 3/1/35   123,590
   550,560  Federal National Mortgage Association, 4.5%, 9/1/35   511,046
   144,575  Federal National Mortgage Association, 5.0%, 2/1/20   141,752
   528,327  Federal National Mortgage Association, 5.0%, 10/1/20  518,011
   161,226  Federal National Mortgage Association, 5.0%, 10/1/20  158,078
   639,003  Federal National Mortgage Association, 5.0%, 5/1/21   626,501
 1,000,000  Federal National Mortgage Association, 5.0%, 12/1/21  980,435
   750,001  Federal National Mortgage Association, 5.0%, 6/1/22   735,135
   312,805  Federal National Mortgage Association, 5.0%, 2/1/22   306,605
   310,292  Federal National Mortgage Association, 5.0%, 9/1/35   296,465
    28,569  Federal National Mortgage Association, 5.0%, 2/1/36    27,296
   526,669  Federal National Mortgage Association, 5.0%, 4/1/36   502,531
   161,148  Federal National Mortgage Association, 5.0%, 3/1/37   153,715
 2,046,175  Federal National Mortgage Association, 5.0%, 3/1/37  1,951,791
   391,397  Federal National Mortgage Association, 5.0%, 6/1/37   373,343
   497,745  Federal National Mortgage Association, 5.0%, 7/1/37   474,786
    39,352  Federal National Mortgage Association, 5.429%, 12/1/   39,516
    24,075  Federal National Mortgage Association, 5.5%, 3/1/18    24,072
    54,109  Federal National Mortgage Association, 5.5%, 12/1/18   54,102
    68,153  Federal National Mortgage Association, 5.5%, 4/1/19    68,208
   182,326  Federal National Mortgage Association, 5.5%, 5/1/34   178,951
   658,128  Federal National Mortgage Association, 5.5%, 10/1/35  645,409
   130,460  Federal National Mortgage Association, 5.5%, 12/1/35  127,939
   427,387  Federal National Mortgage Association, 5.5%, 3/1/36   419,127
   134,006  Federal National Mortgage Association, 5.5%, 5/1/36   131,281
    51,968  Federal National Mortgage Association, 5.575%, 1/1/3   52,214
    58,814  Federal National Mortgage Association, 6.0%, 7/1/17    59,724
     4,441  Federal National Mortgage Association, 6.0%, 12/1/31    4,473
     7,602  Federal National Mortgage Association, 6.0%, 2/1/32     7,658
     3,565  Federal National Mortgage Association, 6.0%, 11/1/32    3,586
    68,691  Federal National Mortgage Association, 6.0%, 12/1/33   69,038
    89,286  Federal National Mortgage Association, 6.0%, 12/1/33   89,737
    89,068  Federal National Mortgage Association, 6.0%, 1/1/34    89,394
     1,153  Federal National Mortgage Association, 6.5%, 7/1/31     1,183
     3,746  Federal National Mortgage Association, 6.5%, 10/1/31    3,840
     7,007  Federal National Mortgage Association, 6.5%, 2/1/32     7,183
       852  Federal National Mortgage Association, 7.0%, 9/1/29       888
   180,657  Government National Mortgage Association, 4.5%, 9/15  169,882
   116,568  Government National Mortgage Association, 4.5%, 5/15  109,518
   400,842  Government National Mortgage Association, 4.5%, 4/15  376,607
   149,842  Government National Mortgage Association, 4.5%, 4/15  140,782
   288,522  Government National Mortgage Association, 4.5%, 3/15  271,011
   172,037  Government National Mortgage Association, 5.0%, 12/1  166,646
   184,931  Government National Mortgage Association, 5.0%, 4/15  179,041
   190,074 Government National Mortgage Association, 5.0%, 4/15 184,020 3,444,068 Government National Mortgage Association, 5.0%, 4/15 3,332,418
   277,861  Government National Mortgage Association, 5.5%, 10/1  278,190
   161,031  Government National Mortgage Association, 5.5%, 1/15  158,955
   300,916  Government National Mortgage Association, 5.5%, 4/15  297,037
    39,894  Government National Mortgage Association, 5.5%, 7/15   39,380
   327,624  Government National Mortgage Association, 5.5%, 10/1  323,401
   595,721  Government National Mortgage Association, 5.5%, 6/15  587,800
   325,354  Government National Mortgage Association, 5.5%, 6/15  321,028
   878,600  Government National Mortgage Association, 5.5%, 11/1  866,916
   184,554 Government National Mortgage Association, 5.5%, 11/1 182,008 1,167,121 Government National Mortgage Association, 5.5%, 1/15 1,150,935
   688,456  Government National Mortgage Association, 5.5%, 2/15  678,908
   645,990  Government National Mortgage Association, 5.5%, 3/15  637,031
    18,984  Government National Mortgage Association, 6.0%, 5/15   19,268
    20,110  Government National Mortgage Association, 6.0%, 6/15   20,411
    19,622  Government National Mortgage Association, 6.0%, 2/15   19,784
    10,344  Government National Mortgage Association, 6.0%, 3/15   10,429
    30,640  Government National Mortgage Association, 6.0%, 3/15   30,893
    32,525  Government National Mortgage Association, 6.0%, 3/15   32,813
    34,406  Government National Mortgage Association, 6.0%, 6/15   34,690
    35,062  Government National Mortgage Association, 6.0%, 7/15   35,351
    51,170  Government National Mortgage Association, 6.0%, 7/15   51,592
   112,502  Government National Mortgage Association, 6.0%, 8/15  114,187
    35,780  Government National Mortgage Association, 6.0%, 9/15   36,076
    80,746  Government National Mortgage Association, 6.0%, 9/15   81,413
    15,098  Government National Mortgage Association, 6.0%, 9/15   15,222
    48,221  Government National Mortgage Association, 6.0%, 10/1   48,619
   115,603  Government National Mortgage Association, 6.0%, 8/15  116,472
    19,141  Government National Mortgage Association, 6.5%, 3/15   19,630
     6,907  Government National Mortgage Association, 6.5%, 1/15    7,081
     2,020  Government National Mortgage Association, 6.5%, 6/15    2,070
    13,590  Government National Mortgage Association, 6.5%, 2/15   13,922
    15,114  Government National Mortgage Association, 6.5%, 3/15   15,483
    18,648  Government National Mortgage Association, 6.5%, 11/1   19,112
     6,105  Government National Mortgage Association, 6.5%, 1/15    6,251
   550,000  Government National Mortgage Association, 6.5%, 10/1  562,031
       329  Government National Mortgage Association, 7.0%, 3/15      345
     8,636  Government National Mortgage Association, 7.5%, 5/15    9,058
     1,818  Government National Mortgage Association I, 7.0%, 3/    1,904
    99,495  Government National Mortgage Association II, 5.5%, 3   97,872
   184,666  Government National Mortgage Association II, 6.0%, 1  185,903
   240,000  U.S. Treasury Bonds, 4.625%, 11/15/16                 241,181
   350,000  U.S. Treasury Bonds, 5.0%, 5/15/37                    359,023
   720,000  U.S. Treasury Bonds, 6.25%, 8/15/23                   827,156
   715,000  U.S. Treasury Bonds, 8.75%, 5/15/17                   941,677
   101,737  U.S. Treasury Inflation Notes, 1.875%, 7/15/15         99,043
   377,824  U.S. Treasury Inflation Notes, 2.0%, 1/15/16          369,323
 4,493,202  U.S. Treasury Inflation Notes, 2.375%, 1/15/17       4,525,495
   618,876  U.S. Treasury Inflation Notes, 2.5%, 7/15/16          630,383
   675,000  U.S. Treasury Notes, 4.25%, 11/15/14                  668,514
   450,000  U.S. Treasury Notes, 4.25%, 8/15/15                   443,461
   115,000  U.S. Treasury Notes, 4.5%, 11/15/15                   115,153
   545,000  U.S. Treasury Notes, 5.25%, 2/15/29                   571,228
   777,000  U.S. Treasury Notes, 5.375%, 2/15/31                  831,754
   770,000  U.S. Treasury Notes, 5.5%, 8/15/28                    831,119
   520,000  U.S. Treasury Strip, 0.0%, 11/15/13                   400,280
                                                                $41,192,721
            TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
            (Cost  $41,061,062)                                 $41,192,721

            FOREIGN GOVERNMENT BONDS - 4.0 %
195,000,000 Banco Nac De Desen Econo, 8.0%, 4/28/10             $ 152,329
 3,445,000  Government of Sweden, 5.25%, 3/15/11                  552,730
 2,955,000  Government of Sweden, 5.5%, 10/8/12                   484,346
79,710,400  Japan Government, 1.1%, 12/10/16                      686,994
 1,500,000  Norwegian Government, 5.5%, 5/15/09                   280,897
 1,320,000  Norwegian Government, 6.0%, 5/16/11                   254,831
   532,000  Ontario Province, 5.5%, 4/23/13                       442,241
   207,000  Queensland Treasury, 6.0%, 8/14/13                    177,889
                                                                $3,032,257
            TOTAL FOREIGN GOVERNMENT BONDS
            (Cost  $2,618,155)                                  $3,032,257

            MUNICIPAL BONDS - 0.4 %
            Muni  Airport - 0.3 %
   175,000  New Jersey Economic Development Authority Special Fa$ 182,049
    50,000  New Jersey Economic Development Authority, 6.25%, 9/   50,759
   100,000  Wayne Charter Escrow (In Escrow), 12/1/15                   0
                                                                $ 232,808
            Muni Utilities - 0.1 %
    60,000  San Antonio Texas Electric & Gas, Floating Rate, 2/1$  76,409
            TOTAL MUNICIPAL BONDS
            (Cost  $250,892)                                    $ 309,217

            SENIOR FLOATING RATE LOAN INTERESTS - 3.6 % **
            Materials - 0.8 %
            Paper Packaging - 0.1 %
    97,988  Georgia-Pacific Corp., Term B Loan, 7.42%, 12/20/12 $  96,170
            Precious Metals & Minerals - 0.4 %
   330,000  Inverness Medical Innovations, 7.86%, 6/20/14       $ 320,925
            Steel - 0.3 %
   200,000  Niagara Corp., Term Loan, 10.36%, 6/29/14           $ 191,000
            Total Materials                                     $ 608,095
            Commercial Services & Supplies - 0.3 %
            Diversified Commercial Services - 0.3 %
   250,000  J.G.Wentworth, First Lien, 7.61%, 3/1/14            $ 238,125
            Total Commercial Services & Supplies                $ 238,125
            Consumer Durables & Apparel - 0.5 %
            Homebuilding - 0.3 %
   250,000  LandSource Communities Development, Term B Facility,$ 232,500
            Housewares & Specialties - 0.1 %
   150,000  Jarden Corp., Term Loan B3, 7.84%, 1/24/12          $ 148,575
            Total Consumer Durables & Apparel                   $ 381,075
            Consumer Services - 0.3 %
            Casinos & Gaming - 0.3 %
    41,663 New World Gaming Partners, Ltd., Delayed Draw Loan, $ 39,996 208,338 New World Gaming Partners, Ltd., First Lien Term Loa 200,004
                                                                $ 240,000
            Total Consumer Services                             $ 240,000
            Retailing - 0.3 %
            Catalog Retail - 0.3 %
   248,743  Sally Holdings, Term B Loan, 8.01%, 11/18/13        $ 245,361
            Total Retailing                                     $ 245,361
            Health Care Equipment & Services - 0.3 %
            Health Care Facilities - 0.3 %
    31,609  Sun Health Care, Delayed Draw Loan, 4.96%, 1/15/08  $  30,661
    40,230  Sun Health Care, Synthetic LC Loan, 5.26%, 4/12/14     39,023
   178,161  Sun Health Care, Term Loan, 7.37%, 4/12/14            172,816
                                                                $ 242,500
            Total Health Care Equipment & Services              $ 242,500
            Pharmaceuticals & Biotechnology - 0.3 %
            Pharmaceuticals - 0.3 %
   235,000  Talecris Biotherapeutics Holdings, First Lien Term L$ 234,413
            Total Pharmaceuticals & Biotechnology               $ 234,413
            Technology Hardware & Equipment - 0.3 %
            Technology Distributors - 0.3 %
   205,000  Scitor Corp., Term Loan, 9.38%, 9/28/14             $ 202,950
            Total Technology Hardware & Equipment               $ 202,950
            Semiconductors - 0.1 %
            Semiconductors - 0.1 %
    99,250  Freescale Semiconductor, Term Loan, 7.33%, 12/2/13  $  95,094
            Total Semiconductors                                $  95,094
            Utilities - 0.4 %
            Independent Power Producer & Energy Traders - 0.4 %
   230,000  Calpine Corp., First Priority Term Loan, 7.61%, 3/29$ 227,341
    45,962  NRG Energy, Inc., Term Loan, 7.11%, 6/8/14             45,158
                                                                $ 272,499
            Total Utilities                                     $ 272,499
            TOTAL SENIOR FLOATING RATE LOAN INTERESTS
            (Cost  $2,809,901)                                  $2,760,112

   Shares

            COMMON STOCK - 0.1 %
            Transportation - 0.1 %
            Trucking - 0.1 %
     2,070  Northwest Airlines *                                $  36,846
            Total Transportation                                $  36,846
            TOTAL COMMON STOCK
            (Cost  $78,683)                                     $  36,846

            RIGHTS/WARRANTS - 0.0 %
            Transportation - 0.0 %
            Railroads - 0.0 %
       210  Atlantic Express Transportation, Exp. 4/15/08 *     $   2,625
            Total Transportation                                $   2,625
            TOTAL RIGHTS/WARRANTS
            (Cost  $0)                                          $   2,625
Principal
Amount ($)
            TEMPORARY CASH INVESTMENTS - 1.9 %
            Commercial Paper - 1.2 %
   905,000  Dresner U.S. Finance, Inc., 5.18%, 10/1/07          $ 905,000

   Shares
            Security Lending Collateral - 0.7 %
   511,487  Securities Lending Investment Fund, 5.24%           $ 511,487
            TOTAL TEMPORARY CASH INVESTMENTS
            (Cost  $1,416,487)                                  $1,416,487
            TOTAL INVESTMENT IN SECURITIES - 96.8%
            (Cost  $73,808,863)(a)                              $74,198,726
            OTHER ASSETS AND LIABILITIES - 3.2%                 $2,484,497
            TOTAL NET ASSETS - 100.0%                           $76,683,223

        *    Non-income producing security.

       ** Senior floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks,
            (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

   (144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2007, the value of these securities amounted to $11,481,972 or 15.0% of total net assets.

      (a) At September 30, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $73,819,590 was as follows:

            Aggregate gross unrealized gain for all investments in which
            there is an excess of value over tax cost           $   1,453,643

            Aggregate gross unrealized loss for all investments in which
            there is an excess of tax cost over value              (1,074,503)

            Net unrealized gain                                 $      379,140

      (b)   Debt obligation with a variable interest rate.
            Rate shown is rate at period end.

      (c)   At September 30, 2007, the following securities were out on loan:

Principal
Amount ($)                        Security                        Value
  202,950   Ainsworth Lumber, 6.75%, 3/15/14                    $130,903
  380,650   Georgia Gulf Corp., 9.5%, 10/15/14                   348,295
            Total                                               $479,198



        Pioneer Value VCT Portfolio
        Schedule of Investments  9/30/2007 (unaudited)

Shares                                               Value

        COMMON STOCKS - 99.6 %
        Energy - 9.1 %
        Integrated Oil & Gas - 9.1 %
30,100  Chevron Corp.                             $2,816,758
20,176  ConocoPhillips                             1,770,848
18,800  USX-Marathon Group, Inc.                   1,071,976
                                                  $5,659,582
        Total Energy                              $5,659,582
        Materials - 2.3 %
        Diversified Metals & Mining - 1.1 %
6,407   Freeport-McMoRan Copper & Gold, Inc. (Clas$  672,030
        Gold - 1.2 %
16,500  Newmont Mining Corp.                      $  738,045
        Total Materials                           $1,410,075
        Capital Goods - 5.1 %
        Industrial Conglomerates - 5.1 %
19,300  3M Co.                                    $1,806,094
32,900  General Electric Co.                       1,362,060
                                                  $3,168,154
        Total Capital Goods                       $3,168,154
        Transportation - 2.4 %
        Airlines - 1.4 %
33,800  US Airways *                              $  887,250
        Railroads - 1.0 %
11,200  Norfolk Southern Corp.                    $  581,392
        Total Transportation                      $1,468,642
        Retailing - 6.0 %
        Apparel Retail - 1.9 %
62,200  Gap, Inc.                                 $1,146,968
        Home Improvement Retail - 2.6 %
50,636  Home Depot, Inc.                          $1,642,632
        Internet Retail - 1.5 %
29,200  Expedia, Inc. *                           $  930,896
        Total Retailing                           $3,720,496
        Food & Drug Retailing - 3.5 %
        Food Retail - 1.5 %
33,500  Kroger Co.                                $  955,420
        Hypermarkets & Supercenters - 2.0 %
27,870  Wal-Mart Stores, Inc.                     $1,216,526
        Total Food & Drug Retailing               $2,171,946
        Food, Beverage & Tobacco - 4.9 %
        Packaged Foods & Meats - 1.6 %
17,100  General Mills, Inc.                       $  991,971
        Tobacco - 3.3 %
29,250  Altria Group, Inc.                        $2,033,753
        Total Food, Beverage & Tobacco            $3,025,724
        Household & Personal Products - 2.1 %
        Household Products - 2.1 %
18,900  Kimberly-Clark Corp.                      $1,327,914
        Total Household & Personal Products       $1,327,914
        Health Care Equipment & Services - 1.1 %
        Health Care Equipment - 1.1 %
48,400  Boston Scientific Corp. *                 $  675,180
        Total Health Care Equipment & Services    $  675,180
        Pharmaceuticals & Biotechnology - 17.0 %
        Pharmaceuticals - 17.0 %
117,320 Bristol-Myers Squibb Co.                  $3,381,162
63,100  Merck & Co., Inc.                          3,261,639
123,970 Schering-Plough Corp.                      3,921,171
                                                  $10,563,972
        Total Pharmaceuticals & Biotechnology     $10,563,972
        Banks - 5.0 %
        Thrifts & Mortgage Finance - 5.0 %
23,700  Freddie Mac                               $1,398,537
49,118  Washington Mutual, Inc.                    1,734,357
                                                  $3,132,894
        Total Banks                               $3,132,894
        Diversified Financials - 11.7 %
        Asset Management & Custody Banks - 2.0 %
92,000  Invesco Plc                               $1,244,700
        Consumer Finance - 2.8 %
45,800  The First Marblehead Corp.                $1,737,194
        Investment Banking & Brokerage - 2.0 %
17,220  Merrill Lynch & Co., Inc.                 $1,227,442
        Other Diversified Finance Services - 4.9 %
27,724  Bank of America Corp.                     $1,393,685
35,534  Citigroup, Inc.                            1,658,372
                                                  $3,052,057
        Total Diversified Financials              $7,261,393
        Insurance - 8.3 %
        Life & Health Insurance - 3.6 %
92,354  Unum Group                                $2,259,902
        Multi-Line Insurance - 4.7 %
42,658  American International Group, Inc.        $2,885,814
        Total Insurance                           $5,145,716
        Technology Hardware & Equipment - 10.8 %
        Communications Equipment - 4.6 %
30,200  Motorola, Inc.                            $  559,606
60,348  Nokia Corp. (A.D.R.)                       2,289,000
                                                  $2,848,606
        Computer Hardware - 6.2 %
43,800  Dell, Inc. *                              $1,208,880
29,600  Hewlett-Packard Co.                        1,473,784
10,300  IBM Corp.                                  1,213,340
                                                  $3,896,004
        Total Technology Hardware & Equipment     $6,744,610
        Semiconductors - 1.2 %
        Semiconductors - 1.2 %
58,900  Advanced Micro Devices, Inc. *            $  777,480
        Total Semiconductors                      $  777,480
        Telecommunication Services - 7.1 %
        Integrated Telecommunication Services - 7.1 %
35,885  AT&T Corp.                                $1,518,294
64,900  Verizon Communications, Inc.               2,873,772
                                                  $4,392,066
        Total Telecommunication Services          $4,392,066
        Utilities - 2.2 %
        Electric Utilities - 2.2 %
24,590  Edison International                      $1,363,516
        Total Utilities                           $1,363,516
        TOTAL COMMON STOCKS                       $62,009,360
        (Cost  $51,739,580)
        TOTAL INVESTMENT IN SECURITIES-99.6%      $62,009,360
        (Cost  $51,739,580)
        OTHER ASSETS AND LIABILITIES-0.4%         $  262,967
        TOTAL NET ASSETS-100.0%                   $62,272,327

*       Non-income producing security.

(A.D.R.)American Depositary Receipt

(a) At September 30, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $51,972,770 was as follows:

        Aggregate gross unrealized gain for all in$  11,351,178
        which there is an excess of value over tax cost

        Aggregate gross unrealized loss for all investments in
        which there is an excess of tax cost over v  (1,314,588)

        Net unrealized gain                       $  10,036,590


                 Pioneer Global High Yield VCT Portfolio
              Schedule of Investments  9/30/07 (unaudited)

Principal
Amount                                                 Value
           CONVERTIBLE CORPORATE BONDS - 0.7 %
           Pharmaceuticals & Biotechnology - 0.2 %
           Pharmaceuticals - 0.2 %
30,000     Pharm Resources, 2.875%, 9/30/10                   $  27,563
           Total Pharmaceuticals & Biotechnology              $  27,563
           Real Estate - 0.4 %
           Retail Real Estate Investment Trust - 0.4 %
75,000     General Growth Properties, 3.98%, 4/15/27 (144A)   $  67,688
           Total Real Estate                                  $  67,688
           Software & Services - 0.1 %
           Systems Software - 0.1 %
30,000     Macrovision Corp., 2.625%, 8/15/11 (144A)          $  32,625
           Total Software & Services                          $  32,625
           TOTAL CONVERTIBLE CORPORATE BONDS
           (Cost  $129,950)                                   $ 127,876

           ASSET BACKED SECURITIES - 4.1 %
           Transportation - 0.2 %
           Airlines - 0.2 %
11,704     American Airlines, Inc., 7.379%, 5/23/16           $  10,914
21,521     Continental Airline, Inc., 8.499%, 5/1/11             21,521
                                                              $  32,435
           Total Transportation                               $  32,435
           Consumer Services - 0.6 %
           Restaurants - 0.6 %
100,000    Dunkin Brands Master Finance LLC,  8.28%, 6/20/31 ($ 102,711
           Total Consumer Services                            $ 102,711
           Banks - 2.5 %
           Thrifts & Mortgage Finance - 1.1 %
200,000    Taganka Car Loan Finance Plc, 9.10%, 11/14/13 (144A$ 200,000
           Commercial Banks - 1.4%
250,000    Alfa Div Pyment Rights Fin, 7.69%, 3/15/12 (144A) ($ 255,318
           Total Banks                                        $ 455,318
           Utilities - 0.8 %
           Electric Utilities - 0.8 %
98,081     Ormat Funding Corp., 8.25%, 12/30/20               $  99,675
42,421     Tenaska Alabama, 7.0%, 6/30/21 (144A)                 42,613
                                                              $ 142,288
           Total Utilities                                    $ 142,288
           TOTAL ASSET BACKED SECURITIES
           (Cost  $714,648)                                   $ 732,752

           COLLATERALIZED MORTGAGE OBLIGATIONS - 1.1 %
           Telecommunications - 0.7 %
           Telecommunications Services - 0.7 %
100,000    Global Tower Partners Acquisition, 7.87%, 5/15/37  $  93,173
40,000     SBA CMBS Trust, 7.825%, 11/15/36                      37,586
                                                              $ 130,759
           Total Telecommunications                           $ 130,759
           Materials - 0.4%
           Forest Products
65,000     T SRA R 2006-1 F, 7.5296%, 10/15/36 (144A)            61,194
                                                              $  61,194
           Total Materials                                    $  61,194
           TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
           (Cost  $205,533)                                   $ 191,953

           CORPORATE BONDS - 77.0 %
           Energy - 13.6 %
           Coal & Consumable Fuels - 1.0 %
100,000    Massey Energy Co., 6.875%, 12/15/13                $  93,250
65,000     New World Resources BV, 7.375%, 5/15/15 (144A)        88,946
                                                              $ 182,196
           Oil & Gas Drilling - 1.6 %
100,000    DDI Holding AS, 9.3%, 1/19/12 (144A)               $ 103,000
100,000    Norse Energy ASA, 6.5%, 7/14/11 (144A)                83,000
500,000    Sevan Drilling, 8.87%, 12/7/12 (b)                    92,248
                                                              $ 278,248
           Oil & Gas Equipment & Services - 1.2 %
50,000     Bristow Group, Inc., 7.5%, 9/15/17 (144A)          $  51,000
75,000     Complete Production Service, 8.0%, 12/15/16           74,156
500,000    Petromena AS, 9.75%, 5/24/12 (144A)                   93,638
                                                              $ 218,794
           Oil & Gas Exploration & Production - 5.0 %
75,000     Forest Oil Corp., 7.25%, 6/15/19                   $  75,000
35,000     Harvest Operations Corp., 7.875%, 10/15/11            33,863
105,000    Hilcorp Energy, 7.75%, 11/1/15 (144A)                102,638
60,000     Hilcorp Energy, 9.0%, 6/1/16 (144A)                   61,200
100,000    Mariner Energy, Inc., 7.5%, 4/15/13 (144A)            97,000
1,000,000  PA Resources AB, 8.75%  3/10/10                      183,568
100,000    Pioneer Natural Resources, 10.0%, 6/1/13              93,000
50,000     Pogo Producing Co., 6.875%, 10/1/17                   50,250
110,000    Quicksilver Resources, Inc., 7.125%, 4/1/16          108,350
60,000     Range Resources Corp., 7.5%, 5/15/16                  61,200
25,000     Stone Energy Corp., 6.75%, 12/15/14                   23,125
                                                              $ 889,194
           Oil & Gas Refining & Marketing - 3.0 %
110,000    Aventine Renewable Energy, 10.0%, 4/1/17           $ 100,650
100,000    Biofuel Energy, 19.0%, 6/7/12                         99,000
205,000    Petroplus Finance, Ltd., 6.75%, 5/1/14 (144A)        196,800
105,000    Verasun Energy Corp., 9.375%, 6/1/17 (144A)           90,300
50,000     Verasun Energy Corp., 9.875%, 12/15/12                50,500
                                                              $ 537,250
           Oil & Gas Storage & Transportation - 1.8 %
100,000    Blt Finance BV, 7.5%, 5/15/14 (144A)               $  93,750
70,000     Copano Energy LLC, 8.125%, 3/1/16                     71,225
60,000     Enterprise Products, 0.0%, 8/1/66 (b)                 61,665
60,000     Teppco Partners LP, 7.0%, 6/1/67 (b)                  54,455
55,000     Transport De Gas Del Sur, 7.875%, 5/14/17 (144A)      50,793
                                                              $ 331,888
           Total Energy                                       $2,437,570
           Materials - 12.2 %
           Aluminum - 1.2 %
100,000    Aleris International, Inc., 9.0%, 12/15/14         $  92,500
61,000     Indalex Holding, 11.5%, 2/1/14                        57,340
65,000     Noranda Aluminium Acquisition, 9.36%, 5/15/15 (144A   61,100
                                                              $ 210,940
           Commodity Chemicals - 3.7 %
150,000    Basell Finance Co., 8.1%, 3/15/27 (144A)           $ 130,500
99,000     Georgia Gulf Corp., 10.75%, 10/15/16 (c)              86,130
100,000    Georgia Gulf Corp., 9.5%, 10/15/14                    91,500
150,000    Ineos Group Holdings Plc, 7.875%, 2/15/16 (144A)     200,123
50,000     Nell AF Sarl, 8.375%, 8/15/15 (144A)                  66,351
40,000     Nova Chemicals Corp., 8.48%, 11/15/13  (b)            39,200
50,000     Tronox Worldwide/Finance, 9.5%, 12/1/12               49,875
                                                              $ 663,679
           Construction Materials - 0.5 %
20,000     Advanced Glass Yarn Corp., 11.0%, 11/15/14 (144A)  $  19,950
70,000     U.S. Concrete, Inc., 8.375%, 4/1/14                   65,100
                                                              $  85,050
           Diversified Metals & Mining - 0.9 %
10,000     American Rock Salt Co., LLC, 9.5%, 3/15/14         $  10,225
25,000     Freeport-McMoran Copper & Gold, 8.375%, 4/1/17        27,313
                                                              $  37,538
           Forest Products - 0.2 %
30,000     Ainsworth Lumber, 6.75%, 3/15/14                   $  19,200
30,000     Mandra Forestry, 12.0%, 5/15/13 (144A)                29,100
                                                              $  48,300
           Metal & Glass Containers - 1.0 %
50,000     Consol Glass, Ltd., 7.625%, 4/15/14 (144A)         $  68,509
75,000     Impress Metal Pack Holding, 9.25%, 9/15/14 (144A)    111,298
                                                              $ 179,807
           Paper Packaging - 1.8 %
100,000    AEP Industries, Inc., 7.875%, 3/15/13              $  96,750
110,000    Exopack Holding Corp., 11.25%, 2/1/14                114,950
100,000    Graphic Packaging Co., 9.5%, 8/15/13                 102,750
                                                              $ 314,450
           Paper Products - 0.5 %
90,000     P.H. Glatfelter, 7.125%, 5/1/16                    $  89,550
                                                              $  89,550
           Specialty Chemicals - 1.2 %
100,000    Chemtura Corp., 6.875%, 6/1/16                     $  95,000
100,000    Hexion US Fin/Nova Scotia, 9.75%, 11/15/14           110,000
120,000    MacDermid, Inc., 9.5%, 4/15/17                       115,800
                                                              $ 320,800
           Steel - 0.4 %
75,000     Algoma Acquisition Corp., 9.875%, 6/15/15 (144A)   $  66,750
65,000     Pna Intermed Holding Corp., 12.56%, 2/15/13 (b)       63,700
                                                              $ 130,450
           Total Materials                                    $2,080,564
           Capital Goods - 5.2 %
           Construction & Engineering - 0.5 %
30,000     CIA Latino Americano, 9.75%, 5/10/12               $  28,950
60,000     Dycom Industries, 8.125%, 10/15/15                    61,050
                                                              $  90,000
           Construction, Farm Machinery & Heavy Trucks - 2.4 %
120,000    Accuride Corp. 8.5%, 2/1/15                        $ 115,200
75,000     Greenbrier Co., Inc., 8.375%, 5/15/15                 74,813
135,000    Stanadyne Corp., 10.0%, 8/15/14                      135,675
105,000    Titan Wheel International, Inc., 8.0%, 1/15/12       104,738
                                                              $ 430,426
           Electrical Component & Equipment - 0.9 %
130,000    Baldor Electric, 8.625%, 2/15/17                   $ 135,850
35,000     NXP Funding LLC, 7.875%, 10/15/14                     33,688
                                                              $ 169,538
           Heavy Electrical Equipment - 0.8 %
60,000     Altra Industrial Motion, 9.0%, 12/1/11             $  60,825
85,000     Altra Industrial Motion, 9.0%, 12/1/11 (144A)         86,169
                                                              $ 146,994
           Industrial Conglomerates - 0.4 %
75,000     Industrias Unidas, 11.5%, 11/15/16 (144A)          $  70,125
           Trading Companies & Distributors - 0.1 %
25,000     Glencore Funding LLC, 6.0%, 4/15/14 (144A)         $  24,624
           Total Capital Goods                                $ 931,707
           Commercial Services & Supplies - 1.7 %
           Diversified Commercial Services - 1.6 %
200,000    NCO Group, Inc., 11.875%, 11/15/14 (144A)          $ 194,500
70,000     NCO Group, Inc., 10.23%, 11/15/13 (b)                 67,375
30,000     Park-Ohio Industries, Inc., 8.375%, 11/15/14          28,950
                                                              $ 290,825
           Environmental & Facilities Services - 0.1 %
13,000     Clean Harbors, Inc., 11.25%, 7/15/12 (144A)        $  14,298
           Total Commercial Services & Supplies               $ 305,123
           Transportation - 2.0 %
           Air Freight & Couriers - 0.8 %
75,000     Ceva Group Plc, 10.0%, 9/1/14 (144A)               $  75,000
50,000     Ceva Group Plc, 10.0%, 12/1/16 (144A)                 60,643
                                                              $ 135,643
           Airlines - 0.6 %
100,000    Gol Finance, 8.75%, 4/29/49 (144A)                 $  99,250
           Railroads - 0.7 %
40,000     Kansas City Southern Mex, 7.375%, 6/1/14 (144A)    $  39,100
40,000     Kansas City Southern Mex, 7.625%, 12/1/13 (144A)      39,200
45,000     TFM SA De CV, 9.375%, 5/1/12                          47,138
                                                              $ 125,438
           Total Transportation                               $ 360,331
           Automobiles & Components - 0.4 %
           Auto Parts & Equipment - 0.2 %
45,000     Cooper Standard Auto, 8.375%, 12/15/14 (c)         $  39,150
           Automobile Manufacturers - 0.2 %
25,000     General Motors, 7.25%, 7/3/13                      $  33,443
           Total Automobiles & Components                     $  72,593
           Consumer Durables & Apparel - 1.2 %
           Homebuilding - 1.2 %
50,000     Desarrolladora Homex SA, 7.5%, 9/28/15             $  49,750
105,000    Desarrollos Metropolitan, 10.875%, 5/9/17 (144A)      93,450
40,000     Urbi Desarrollos Urbanos, 8.5%, 4/19/16 (144A)        40,000
50,000     William Lyon Homes, 7.50%,  2/15/14  (c)              33,000
                                                              $ 216,200
           Total Consumer Durables & Apparel                  $ 216,200
           Consumer Services - 1.5 %
           Casinos & Gaming - 1.4 %
65,000     Little Traverse Bay Odawa Inn, 10.25%, 2/15/14 (144$  66,300
75,000     Station Casinos, Inc., 6.625%, 3/15/18                62,813
170,000    Tropicana Finance Corp., 9.625%, 12/15/14 (144A)     131,750
                                                              $ 260,863
           Total Consumer Services                            $ 260,863
           Media - 1.6 %
           Broadcasting & Cable TV - 1.0 %
40,000     CCH I LLC, 11.0%, 10/1/15                          $  40,500
50,000     CCH II LLC/CCH II Cap CP, 10.25%, 9/15/10             52,000
75,000     Kabel Deutschland GMBH, 10.625%, 7/1/14               80,250
                                                              $ 172,750
           Movies & Entertainment - 0.5 %
85,000     Corp Interamer De Entret, 8.875%, 6/14/15 (144A)   $  83,513
           Publishing - 0.1 %
22,138     AAC Group Holding Corp., 12.75%, 10/1/12           $  21,695
           Total Media                                        $ 277,958
           Retailing - 2.2 %
           Catalog Retail - 0.6 %
100,000    Sally Holdings LLC, 10.5%, 11/15/16 (c)            $ 100,000
           Distributors - 0.3 %
60,000     Intcomex, Inc., 11.75%, 1/15/11                    $  61,200
           General Merchandise Stores - 1.3 %
175,000    Central Garden, 9.125%, 2/1/13                     $ 164,063
50,000     EDCON Holdings Property, Ltd., 10.23%, 6/15/15 (144A  65,281
                                                              $ 229,344
           Total Retailing                                    $ 390,544
           Food, Beverage & Tobacco - 2.1 %
           Agricultural Products - 0.5 %
100,000    Cosan Finance, Ltd., 7.0%, 2/1/17 (144A)           $  96,000
           Distillers & Vintners - 0.4 %
3,554      Belvedere, 0.0%, 4/11/14                           $   4,762
46,200     Belvedere, 7.692%, 4/11/14                            61,625
                                                              $  66,387
           Packaged Foods & Meats - 0.6 %
30,000     Bertin, Ltd., 10.25%, 10/5/16 (144A)               $  32,100
75,000     Marfrig Overseas, Ltd., 9.625%, 11/16/16 (144A)       77,438
           Total Packaged Foods & Meats                       $ 109,538
           Tobacco - 0.6 %
100,000    Alliance One International, 8.5%, 5/15/12 (144A)   $  98,000
           Total Food, Beverage & Tobacco                     $ 369,925
           Health Care Equipment & Services - 4.3 %
           Health Care Equipment - 0.3 %
50,000     Accellent, Inc., 10.5%, 12/1/13                    $  46,250
           Health Care Facilities - 1.7 %
75,000     Hanger Orthopedic Group., 10.25%, 6/1/14           $  76,875
50,000     HCA, Inc., 9.625%, 11/15/16                           53,375
70,000     Psychiatric Solutions, 7.75%, 7/15/15                 70,875
100,000    Surgical Care Affiliates, 8.875%, 7/15/15 (144A)      95,000
                                                              $ 296,125
           Health Care Services - 0.9 %
100,000    AMR Holdco/Emcar Holdco, 10.0%, 2/15/15            $ 106,000
50,000     Universal Hospital, 8.5%, 6/1/15 (144A)               49,500
                                                              $ 155,500
           Health Care Supplies - 1.9 %
100,000    Cooper Companies, Inc., 7.125%, 2/15/15            $  98,500
20,000     Medical Services Co., 12.86%, 10/15/11 (b)            18,700
75,000     Phibro Animal Health Corp., 10.0%, 8/1/13 (144A)      76,125
70,000     Phibro Animal Health Corp., 13.0%, 8/1/14 (144A)      71,400
50,000     Pts Acquistion, 9.75%, 4/15/17 (144A)                 67,421
                                                              $ 332,146
           Managed Health Care - 0.5 %
90,000     Multiplan, Inc., 10.375% 4/15/16 (144A)            $  90,000
           Total Health Care Equipment & Services             $ 920,021
           Pharmaceuticals & Biotechnology - 0.9 %
           Biotechnology - 0.5 %
100,000    Angiotech Pharmaceutical, 7.75%, 4/1/14 (c)        $  91,500
           Pharmaceuticals - 0.4 %
62,000     Warner Chilcott Corp., 8.75%, 2/1/15               $  64,170
           Total Pharmaceuticals & Biotechnology              $ 155,670
           Banks - 4.5 %
           Diversified Banks - 3.9 %
150,000    ALB Finance BV, 9.375%, 12/31/49                   $ 124,125
75,000     ATF Bank JSC, 9.25%, 4/12/12 (144A)                   76,766
100,000    ATF Capital BV, 9.25%, 2/21/14 (144A)                101,860
100,000    Centercredit International, 8.625%, 1/30/14 (144A)    91,000
150,000    Sibacademfinance Plc, 9.0%, 5/12/09 (144A)           144,161
100,000    TNK-BP Finance SA, 6.625%, 3/20/17 144A               93,130
80,000     Turanalem Finance BV, 8.5%, 2/10/15 (144A)            71,136
                                                              $ 702,178
           Total Banks                                        $ 702,178
           Diversified Financials - 2.6 %
           Consumer Finance - 1.3 %
100,000    Ace Cash Express, Inc., 10.25%, 10/1/14 (144A)     $ 100,250
100,000    Hipotecaria Su Casita SA, 8.5%, 10//4/16 (144A)      101,250
35,000     Kar Holdings, Inc., 10.0%, 5/1/15 (144A)              32,813
                                                              $ 234,313
           Multi-Sector Holding - 0.7 %
125,000    Leucadia National, 8.125%, 9/15/15                 $ 125,781
           Specialized Finance - 0.6 %
125,000    Power Contract Financing LLC, 0.0%, 2/5/10 (144A) ($ 107,500
           Total Diversified Financials                       $ 467,594
           Insurance - 2.4 %
           Insurance Brokers - 0.9 %
150,000    HUB International, 10.25%, 6/15/15 (144A)          $ 139,500
25,000     USI Holdings Corp., 9.75%, 5/15/15 (144A)             22,438
                                                              $ 161,938
           Life & Health Insurance - 0.8 %
135,000    Presidential Life Corp., 7.875%, 2/15/09           $ 135,000
           Multi-Line Insurance - 0.5 %
100,000    Sul America Partecipacoe, 8.625%, 2/15/12 (144A)   $ 102,500
           Reinsurance - 0.1 %
20,000     Platinum Underwriters Holding, 7.50%, 6/1/17       $  21,180
           Total Insurance                                    $ 420,618
           Real Estate - 3.0 %
           Real Estate Management & Development - 2.1 %
70,000     Alto Palermo SA, 7.875%, 5/11/17 (144A)            $  60,375
60,000     Alto Palermo SA, 10.60%, 6/11/12 (144A) (b)           51,750
100,000    Greentown China Holdings, 9.0%, 11/8/13 (144A)        98,500
90,000     Inversiones Y Rep, 8.5%, 2/2/17 (144A)                79,425
100,000    Neo-China Group Holdings, 9.75%, 7/23/14              92,750
                                                              $ 382,800
           Real Estate Investment Trust - 0.8 %
140,000    Trustreet Properties, Inc., 7.5%, 4/1/15           $ 150,077
           Total Real Estate                                  $ 532,877
           Software & Services - 1.5 %
           Application Software - 0.8 %
50,000     Open Solutions, Inc., 9.75%, 2/15/15 (144A)        $  48,125
100,000    Paetec Holdings, 9.5%, 7/15/15 (144A)                100,000
                                                              $ 148,125
           IT Consulting & Other Services - 0.7 %
120        Msx International, 12.5%, 4/1/12 (144A)            $ 116,400
           Total Software & Services                          $ 264,525
           Technology Hardware & Equipment - 3.2 %
           Communications Equipment - 0.4 %
70,000     Mastec, Inc., 7.625%, 2/1/17                       $  68,075
           Computer Hardware - 2.2 %
120,000    Activant Solutions, Inc., 9.5%, 5/1/16             $ 105,600
100,000    Chr Intermediate Holdings, 12.61%, 6/1/13 (144A) (b  101,750
150,000    Compucom Systems, Inc., 12.0%, 11/1/14 (144A)        189,000
                                                              $ 396,350
           Electronic Manufacturing Services - 0.5 %
90,000     CIA Transporte Energia, 8.875%, 12/15/16 (144A)    $  83,700
           Technology Distributors - 0.5 %
100,000    Da-Lite Screen Co., Inc., 9.5%, 5/15/11            $ 104,750
           Total Technology Hardware & Equipment              $ 652,875
           Semiconductors - 0.7 %
           Semiconductors - 0.7 %
25,000     Freescale Semiconductor, 8.875%, 12/15/14          $  24,125
50,000     Freescale Semiconductor, 9.125%, 12/15/14             46,250
55,000     Freescale Semiconductor, 9.57%, 12/15/14 (b)          51,838
                                                              $ 122,213
           Total Semiconductors                               $ 122,213
           Telecommunication Services - 7.7 %
           Integrated Telecommunication Services - 2.1 %
130,000    Broadview Networks Holdings, 11.375%, 9/1/12 (144A)$ 134,875
58,000     Eschelon Operating Co., 8.375%, 3/15/10               56,840
200,000    PGS Solutions, Inc., 9.872%, 2/15/17 (144A)          188,500
                                                              $ 380,215
           Satellite - 1.4%
110,000    Hughes Network System, 9.5%, 4/15/14               $ 110,825
175,000    Intelsat Intermediate, 0.0%, 2/1/15                  143,938
                                                              $ 254,763

           Wireless Telecommunication Services - 4.2 %
15,000     Cell C Pty Ltd., 8.625%, 7/1/12 (144A)             $  20,066
165,000    Cell C Pty Ltd., 11.0%, 7/1/15 (144A)                139,425
120,000    Cleveland Unlimited, Inc., 13.94%, 12/15/10 (144A)   127,500
80,000     Cricket Communications I, 9.375%, 11/1/14             81,200
100,000    Digicel, Ltd., 9.25%, 9/1/12 (144A)                  102,750
50,000     Mobile Telesystems Finance, 8.0%, 1/28/12             51,220
220,000    True Move Co., Ltd., 10.75%, 12/16/13 (144A)         224,400
                                                              $ 746,561
           Total Telecommunication Services                   $1,381,539
           Utilities - 2.5 %
           Electric Utilities - 1.6 %
125,000    Caiua Serv Electricidad, 11.125%, 4/2/49 (144A)    $ 125,163
100,000    Intergen NV, 9.0%, 6/30/17                           105,000
60,000     Mirant JPSCO Finance, Ltd., 11.0%, 7/6/16 (144A)      63,600
                                                              $ 293,763
           Gas Utilities - 0.8 %
145,000    Southern Union Co., 7.2%, 11/1/66                  $ 145,661
           Total Utilities                                    $ 439,424
           TOTAL CORPORATE BONDS
           (Cost  $14,173,438)                                $13,762,912

           FOREIGN GOVERNMENT BONDS - 1.8 %
35,000,000 Banco Nac De Desen Econo, 8.0%, 4/28/10            $  27,341
250,000    Republic of Brazil, 12.5%, 1/5/22                    166,394
70,000,000 Republic of Columbia, 11.75%, 3/1/10                  35,648
100,000    Republic of Ghana, 8.5%, 10/4/17                     100,000
                                                              $ 329,383
           TOTAL FOREIGN GOVERNMENT BONDS
           (Cost  $325,201)                                   $ 329,383

           MUNICIPAL BONDS - 0.4 %
           Muni Utilities - 0.4 %
50,000     San Antonio Texas Electric & Gas, 7.71%, 2/1/19 (14$  63,675
           TOTAL MUNICIPAL BONDS
           (Cost  $64,959)                                    $  63,675

           SENIOR FLOATING RATE LOAN INTERESTS - 6.6 % **
           Materials - 0.5 %
           Steel - 0.5 %
100,000    Niagara Corp., Term Loan, 0.0%, 6/29/14            $  95,500
           Total Materials                                    $  95,500
           Consumer Durables & Apparel - 1.0 %
           Homebuilding - 1.0 %
250,000    Landsource Communities, 2nd Lien Term Loan, 9.9988%$ 194,167
           Total Consumer Durables & Apparel                  $ 194,167
           Consumer Services - 2.2 %
           Casinos & Gaming - 2.2 %
416,675    New World Gaming Partners, Ltd., 2.5%, 7/16/14     $ 400,008
           Total Consumer Services                            $ 400,008
           Technology Hardware & Equipment - 1.6 %
           Electronic Equipment & Instruments - 1.3 %
250,000 H3C Holdings, Ltd., Tranche B Term Loan, 8.1413%, 9$ 230,000 Technology Distributors - 0.3 %
50,000     Scitor Corp., Term Loan, 9.38%, 9/28/14            $  49,500
           Total Technology Hardware & Equipment              $ 279,500
           Utilities - 1.3 %
           Independent Power Producer & Energy Traders - 1.3 %
45,962     NRG Energy, Inc., Term Loan, 0.0%, 6/8/14          $  45,158
56,639     NRG Energy, Inc., Credit-Linked Loan, 6.8481%, 2/1/   55,701
136,430    NRG Energy, Inc., Term Loan, 6.9481%, 2/1/13         134,171
                                                              $ 235,030
           Total Utilities                                    $ 235,030
           TOTAL SENIOR FLOATING RATE LOAN INTERESTS
           (Cost  $1,303,812)                                 $1,204,205
Shares
           PREFFERED STOCKS - 0.8 %
           Insurance - 0.8 %
           Life & Health Insurance - 0.8 %
6,000      Delphi Financial Group, 7.376% 5/15/37             $ 139,800
           Total Insurance                                    $ 139,800
           TOTAL PREFERRED STOCKS
           (Cost  $149,754)                                   $ 139,800

           RIGHTS/WARRANTS - 0.2 %
           Energy - 0.1 %
           Oil & Gas Drilling - 0.1 %
100,000    Norse Energy Corp. ASA *                           $  24,847
           Total Energy                                       $  24,847
           Materials - 0.1 %
           Forest Products - -0.1 %
5          Mandra Forestry-CW13, Warrants Expire 5/15/13 *    $ -
           Total Materials                                    $ -
           Real Estate - 0.0 %
           Real Estate Management & Development - 0.0 %
70,000     Neo-China Group Holdings, Ltd., Warrant -CW-12 *   $   6,081
           Total Real Estate                                  $   6,081
           TOTAL RIGHTS/WARRANTS
           (Cost  $12,064)                                    $  30,928
Shares
           TEMPORARY CASH INVESTMENTS - 6.3 %
           Commercial Paper - 4.2 %
750,000    Dresner U.S. Finance, Inc., 5.18%, 10/1/07         $ 750,108
           Security Lending Collateral - 2.1 %
370,413    Securities Lending Investment Fund, 5.24%          $ 370,413
           TOTAL TEMPORARY CASH INVESTMENTS
           (Cost  $1,120,521)                                 $1,120,521
           TOTAL INVESTMENT IN SECURITIES - 99.0%
           (Cost  $17,959,880)(a)                             $17,704,005
           OTHER ASSETS AND LIABILITIES - 1.0%                $180,353
           TOTAL NET ASSETS - 100.0%                          $17,884,358



Notional                                                       Unrealized
Principal  Swap Counterparty/Referenced Obligation               Loss
           CREDIT DEFAULT SWAP AGREEMENTS
           PROTECTION BOUGHT
25,000     J.P. Morgan Chase & Co.
           Freeport McMoran Copper & Gold
           Protection Premium Rate 0.77%, terminating 6/20/11 $    (21)
           Total Credit Default Swap Agreements               $    (21)

*          Non-income producing security.

** Senior floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank
           Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2007, the value of these securities amounted to $8,266,548 or 46.2% of total net assets.

(a) At September 30, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $17,959,880 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost          $401,016

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value           (145,141)

           Net unrealized gain                                $255,875

(b)        Debt obligation with a variable interest rate.
           Rate shown is rate at period end.

(c)        At September 30, 2007, the following securities were out on loan:

Principal
A                    Description                      Value
99,000     Angiotech Pharmaceutical, 7.75%, 4/1/14            $ 90,585
44,150     Cooper Standard Auto, 8.375%, 12/15/14                39,468
98,010     Georgia Gulf Corp., 10.75%, 10/15/16                  90,039
98,400     Sally Holdings LLC, 10.5%, 11/15/16                  102,217
49,500     William Lyon Homes, 7.50%,  2/15/14                   33,113
           Total                                              $ 355,422


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Variable Contracts Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2007



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 29, 2007

* Print the name and title of each signing officer under his or her signature.